UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	12/31/05

Item 1.  Reports to Shareholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

December 31, 2005

MUTUAL FUNDS

Van Kampen

American Value Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen American Value Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges, and expenses. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/05

Average Annual Total Returns
	A Shares since 10/18/93		B Shares since 8/01/95		C Shares since 10/18/93
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	10.86%	10.33%	10.52%	10.52%	10.07%	10.07%
10-year	11.18	10.53	10.58	10.58	10.41	10.41
5-year	7.06	5.80	6.28	6.04	6.39	6.39
1-year	11.91	5.50	11.27	6.27	11.10	10.10
6-month	9.35	3.06	9.12	4.12	8.93	7.93

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since-inception and 10-year return for Class B shares reflects its conversion into Class A shares seven years after purchase. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell Midcap® Value Index measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

1

Fund Report

For the six-month period ended December 31, 2005

Van Kampen American Value Fund is managed by the adviser's Equity Income team.1 Current members include James A. Gilligan, Managing Director; James O. Roeder and Thomas R. Copper, Executive Directors; and Sergio Marcheli and Vincent E. Vizachero, Vice Presidents of the Adviser.

Market Conditions

The six-month period ended December 31, 2005, began on a positive note for the stock market. Better economic data and improving investor confidence helped the market bounce off its April low in May, June, and July. However, the market reversed its course in August as the Gulf Coast hurricanes caused oil prices to spike and consumer confidence to retreat. Renewed concerns about inflation also took hold, and the Federal Open Market Committee (the Fed) continued to indicate that its measured increases to the federal funds rate were not nearly finished. By November, sentiment improved amid relief in energy prices and rebounding consumer confidence. The market rallied strongly towards the year's end.

Value stocks, the fund's mainstay, did lag behind growth stocks during the six-month period. The performance gap between value and growth stocks has been narrowing over the past two years, which is consistent with historical trends for this point in the economic cycle. Mid-cap stocks continued to generate attractive performance, both on an absolute basis and relative to small- and large-cap stocks. The best performing sectors in the fund's universe, the Russell Midcap Value Index, were energy, materials, and technology while lagging sectors included consumer discretionary and utilities.

Performance Analysis

The fund returned 9.35 percent for the six months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell Midcap Value Index, returned 6.76 percent for the period.

Total Return for the six-month period ended December 31, 2005

Class A	Class B	Class C	Russell Midcap® Value Index
9.35%	9.12%	8.93%	6.76%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

1Team members may change without notice from time to time.

2

Our selection in the industrials sector generated strong absolute gains for the fund, due to industry consolidation. In addition, the fund was well positioned in the financials sector. The fund had limited exposure to regional banks, which tend to suffer disproportionately to other types of financial companies in a rising interest-rate and flattening yield curve environment. Diversified financial service companies, in which the fund had more sizeable weighting, did well because of their capital markets exposure. Health care holdings, primarily in pharmaceutical stocks, were also a positive influence on performance. Less bad news, positive expectations for new drug launches, and favorable patent protection rulings helped buoy the beleaguered industry.

In contrast, the fund's exposure to the information technology sector dampened gains. Specifically, negative company-specific news in the software and services industry took a toll on returns. The fund's consumer staples group also declined, as exposure to tobacco posted weak performance.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

3

Top Ten Holdings as of 12/31/05
Southwest Airlines Co.	3.7%
Applera Corp.	3.6
Lazard, Ltd.	3.2
Watson Pharmaceuticals, Inc.	3.1
International Flavors & Fragrances, Inc.	3.1
PMI Group, Inc.	2.9
Conseco, Inc.	2.8
ACE, Ltd.	2.7
Warner Music Group Corp.	2.7
Manpower, Inc.	2.7
Summary of Investments by Industry Classifications as of 12/31/05
Biotechnology	5.9%
Investment Banking & Brokerage	5.7
Pharmaceuticals	5.5
Thrifts & Mortgage Finance	5.1
Airlines	3.8
Asset Management & Custody Banks	3.6
Specialty Chemicals	3.1
Life & Health Insurance	2.8
Property & Casualty Insurance	2.7
Movies & Entertainment	2.7
Human Resource & Employment Services	2.7
Paper Packaging	2.6
Real Estate Investment Trusts	2.5
Construction & Engineering	2.5
Oil & Gas Equipment & Services	2.3
Integrated Telecommunication Services	2.3
Aerospace & Defense	2.2
Specialty Stores	2.2
Household Appliances	2.1
Restaurants	2.0
Packaged Foods & Meats	2.0
Tobacco	2.0
Housewares & Specialties	1.9
Computer Hardware	1.9
Application Software	1.9
Multi-Utilities	1.9
Integrated Oil & Gas	1.8
Independent Power Producers & Energy Traders	1.7

(continued on next page)

4

Summary of Investments by Industry Classifications as of 12/31/05

(continued from previous page)

Health Care Supplies	1.6%
Chemicals	1.6
Publishing	1.5
Financial	1.5
General Merchandise Stores	1.5
Advertising	1.4
Insurance Brokers	1.4
Data Processing & Outsourced Services	1.4
Alternative Carriers	1.2
Personal Products	1.2
Investment Company	1.2
Broadcasting & Cable TV	0.9
Health Care Facilities	0.9
Electrical Components & Equipment	0.6
Semiconductors	0.5
Total Long-Term Investments	97.8%
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	–1.6
Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

6

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05 - 12/31/05.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2005	12/31/05	7/1/05-12/31/05
Class A
Actual	$1,000.00	$1,093.54	$6.91
Hypothetical (5% annual return before expenses)	1,000.00	1,018.61	6.67
Class B
Actual	1,000.00	1,091.22	9.33
Hypothetical (5% annual return before expenses)	1,000.00	1,016.31	9.00
Class C
Actual	1,000.00	1,089.29	10.85
Hypothetical (5% annual return before expenses)	1,000.00	1,014.81	10.46

*  Expenses are equal to the Fund's annualized expense ratio of 1.31%, 1.77%, and 2.06% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

8

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited)

Description	Number of Shares	Value
Common Stocks and Equivalents 96.6%
Advertising 1.4%
Valassis Communications, Inc. (a)	233,220	$6,779,706
Aerospace & Defense 2.2%
Goodrich Corp.	251,120	10,321,032
Airlines 3.8%
Southwest Airlines Co.	1,072,470	17,620,682
Alternative Carriers 1.2%
New Skies Satellites Holdings, Ltd. (Bermuda)	179,230	3,901,837
PanAmSat Holding Corp.	77,530	1,899,485
		5,801,322
Application Software 1.9%
Cognos, Inc. (Canada) (a)	254,000	8,816,340
Asset Management & Custody Banks 3.6%
Investors Financial Services Corp.	197,200	7,262,876
Northern Trust Corp.	187,320	9,706,923
		16,969,799
Biotechnology 5.9%
Applera Corp.	630,840	16,755,110
Chiron Corp. (a)	249,430	11,089,658
		27,844,768
Broadcasting & Cable TV 0.9%
Univision Communications, Inc., Class A (a)	146,100	4,293,879
Chemicals 1.6%
Albemarle Corp.	191,700	7,351,695
Computer Hardware 1.9%
Diebold, Inc.	238,200	9,051,600
Construction & Engineering 2.5%
Fluor Corp.	152,730	11,799,920
Data Processing & Outsourcing Services 1.4%
BISYS Group, Inc. (a)	462,640	6,481,586
Electrical Components & Equipment 0.6%
Hubbell, Inc., Class B	58,010	2,617,411

See Notes to Financial Statements

9

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Financial 1.5%
Amvescap Plc (United Kingdom)	453,700	$6,982,443
General Merchandise Stores 1.5%
Dollar General Corp.	355,610	6,781,483
Health Care Facilities 0.9%
Tenet Healthcare Corp. (a)	559,700	4,287,302
Health Care Supplies 1.6%
Bausch & Lomb, Inc.	111,450	7,567,455
Household Appliances 2.1%
Snap-On, Inc.	264,370	9,929,737
Housewares & Specialties 1.9%
Newell Rubbermaid, Inc.	382,080	9,085,862
Human Resources & Employment Services 2.7%
Manpower, Inc.	273,170	12,702,405
Insurance Brokers 1.4%
Marsh & McLennan Cos., Inc.	212,800	6,758,528
Integrated Oil & Gas 1.8%
Amerada Hess Corp.	66,800	8,471,576
Integrated Telecommunication Services 2.3%
CenturyTel, Inc.	329,080	10,912,293
Investment Banking & Brokerage 5.7%
A.G. Edwards, Inc.	193,440	9,064,598
Charles Schwab Corp.	200,810	2,945,883
Lazard, Ltd., Class A (Bermuda)	470,470	15,007,993
		27,018,474
Life & Health Insurance 2.8%
Conseco, Inc. (a)	574,340	13,307,458
Movies & Entertainment 2.7%
Warner Music Group Corp.	661,570	12,748,454
Multi-Utilities 3.6%
Constellation Energy Group, Inc.	138,540	7,979,904
Wisconsin Energy Corp.	223,440	8,727,566
		16,707,470

See Notes to Financial Statements

10

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Oil & Gas Equipment & Services 2.3%
Cooper Cameron Corp. (a)	265,180	$10,978,452
Packaged Foods & Meats 2.0%
Tyson Foods, Inc., Class A	543,990	9,302,229
Paper Packaging 2.6%
Sealed Air Corp. (a)	218,930	12,297,298
Personal Products 1.2%
Avon Products, Inc.	199,600	5,698,580
Pharmaceuticals 5.5%
Mylan Laboratories, Inc.	545,560	10,889,378
Watson Pharmaceuticals, Inc. (a)	455,320	14,802,453
		25,691,831
Property & Casualty 2.7%
ACE, Ltd. (Cayman Islands)	239,950	12,822,928
Publishing 1.5%
Scholastic Corp. (a)	247,830	7,065,633
Real Estate Investment Trusts 2.5%
KKR Financial Corp.	495,610	11,889,684
Restaurants 2.0%
Outback Steakhouse, Inc.	229,200	9,537,012
Semiconductors 0.5%
Linear Technology Corp.	64,900	2,340,943
Specialty Chemicals 3.1%
International Flavors & Fragrances, Inc.	435,610	14,592,935
Specialty Stores 2.2%
Office Depot, Inc. (a)	326,550	10,253,670
Thrifts & Mortgage Finance 5.1%
Hudson City Bancorp, Inc.	863,520	10,465,862
PMI Group, Inc.	333,060	13,678,774
		24,144,636
Tobacco 2.0%
UST, Inc.	225,350	9,201,041

Total Common Stocks and Equivalents 96.6%    454,827,552

See Notes to Financial Statements

11

Van Kampen American Value Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Value
Investment Company 1.2%
Streettracks Gold Trust (a)	$5,506,165
Total Long-Term Investments 97.8%
(Cost $403,804,671)	460,333,717
Repurchase Agreement 3.8%
State Street Bank & Trust Co. ($18,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $18,008,240) (Cost $18,000,000)	18,000,000
Total Investments 101.6%
(Cost $421,804,671)	478,333,717

Liabilities in Excess of Other Assets (1.6%)	(7,560,778)
Net Assets 100.0%	$470,772,939

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

See Notes to Financial Statements

12

Van Kampen American Value

Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (Unaudited)

Assets:
Total Investments (Cost $421,804,671)	$478,333,717
Cash	10,653
Receivables:
Investments Sold	1,983,923
Fund Shares Sold	1,265,538
Dividends	698,515
Interest	4,120
Other	88,407
Total Assets	482,384,873
Liabilities:
Payables:
Fund Shares Repurchased	10,579,352
Distributor and Affiliates	403,300
Investment Advisory Fee	294,699
Accrued Expenses	209,100
Directors' Deferred Compensation and Retirement Plans	125,483
Total Liabilities	11,611,934
Net Assets	$470,772,939
Net Assets Consist of:
Capital (Par value of $.001 per share with 1,500,000,000 shares authorized)	$425,049,224
Net Unrealized Appreciation	56,529,046
Accumulated Net Investment Loss	(343,307)
Accumulated Net Realized Loss	(10,462,024)
Net Assets	$470,772,939
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $292,691,532 and 10,744,316 shares of beneficial interest issued and outstanding)	$27.24
Maximum sales charge (5.75%* of offering price)	1.66
Maximum offering price to public	$28.90
Class B Shares:
Net asset value and offering price per share (Based on net assets of $120,078,199 and 4,711,886 shares of beneficial interest issued and outstanding)	$25.48
Class C Shares:
Net asset value and offering price per share (Based on net assets of $58,003,208 and 2,263,764 shares of beneficial interest issued and outstanding)	$25.62

*On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

13

Van Kampen American Value

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends	$2,747,370
Interest	501,381
Total Income	3,248,751
Expenses:
Investment Advisory Fee	1,679,849
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C of $337,841, $472,774 and $292,052, respectively)	1,102,667
Shareholder Services	547,613
Legal	37,708
Custody	22,236
Directors' Fees and Related Expenses	12,272
Other	176,419
Total Expenses	3,578,764
Less Credits Earned on Cash Balances	7,531
Net Expenses	3,571,233
Net Investment Loss	$(322,482)
Realized and Unrealized Gain/Loss:
Net Realized Gain	$24,631,949
Unrealized Appreciation/Depreciation:
Beginning of the Period	39,979,354
End of the Period	56,529,046
Net Unrealized Appreciation During the Period	16,549,692
Net Realized and Unrealized Gain	$41,181,641
Net Increase in Net Assets From Operations	$40,859,159

See Notes to Financial Statements

14

Van Kampen American Value Fund

Financial Statements continued

Statement of Changes in Net Assets (Unaudited)

	For the Six Months Ended December 31, 2005	For the Year Ended June 30, 2005
From Investment Activities:
Operations:
Net Investment Loss	$(322,482)	$(1,612,175)
Net Realized Gain	24,631,949	40,778,411
Net Unrealized Appreciation During the Period	16,549,692	8,532,605
Net Change in Net Assets from Investment Activities	40,859,159	47,698,841
From Capital Transactions:
Proceeds from Shares Sold	74,922,374	118,289,271
Cost of Shares Repurchased	(88,759,645)	(119,519,592)
Net Change in Net Assets from Capital Transactions	(13,837,271)	(1,230,321)
Total Increase in Net Assets	27,021,888	46,468,520
Net Assets:
Beginning of the Period	443,751,051	397,282,531
End of the Period (Including accumulated net investment loss of $343,307 and $20,825, respectively)	$470,772,939	$443,751,051

See Notes to Financial Statements

15

Van Kampen American Value Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$24.91		$22.13	$17.33	$17.68	$19.46	$23.03
Net Investment Income/Loss (a)	.01		-0- (c)	(.02)	-0- (c)	(.05)	(.02)
Net Realized and Unrealized Gain/Loss	2.32		2.78	4.82	(.35)	(1.73)	(1.97)
Total from Investment Operations	2.33		2.78	4.80	(.35)	(1.78)	(1.99)
Less Distributions from Net Realized Gain	-0-		-0-	-0-	-0-	-0-	1.58
Net Asset Value, End of the Period	$27.24		$24.91	$22.13	$17.33	$17.68	$19.46
Total Return* (b)	9.35	%**	12.56%	27.70%	–2.04%	–9.14%	–8.47%
Net Assets at End of the Period (In millions)	$292.7		$246.7	$181.6	$135.0	$193.0	$323.9
Ratio of Expenses to Average Net Assets*	1.31%		1.37%	1.46%	1.49%	1.46%	1.46%
Ratio of Net Investment Income/Loss to Average Net Assets*	.11%		(.01%)	(.10%)	(.03%)	(.25%)	(.13%)
Portfolio Turnover	29	%**	82%	175%	124%	133%	211%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		1.37%	1.47%	1.52%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	N/A		(.01%)	(.11%)	(.06%)	N/A	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $.01 per share.

N/A=Not Applicable

See Notes to Financial Statements

16

Van Kampen American Value Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$23.35		$20.91	$16.49	$16.95	$18.81	$22.48
Net Investment Loss (a)	(.05)		(.17)	(.17)	(.11)	(.18)	(.17)
Net Realized and Unrealized Gain/Loss	2.18		2.61	4.59	(.35)	(1.68)	(1.92)
Total from Investment Operations	2.13		2.44	4.42	(.46)	(1.86)	(2.09)
Less Distributions from Net Realized Gain	-0-		-0-	-0-	-0-	-0-	1.58
Net Asset Value, End of the Period	$25.48		$23.35	$20.91	$16.49	$16.95	$18.81
Total Return* (b)	9.12	%**(c)	11.72%	26.74%	–2.77%	–9.84%	–9.20%
Net Assets at End of the Period (In millions)	$120.1		$139.6	$153.6	$145.7	$198.4	$263.9
Ratio of Expenses to Average Net Assets*	1.77	%(c)	2.13%	2.22%	2.25%	2.21%	2.21%
Ratio of Net Investment Loss to Average Net Assets*	(.41	%)(c)	(.78%)	(.87%)	(.79%)	(1.00%)	(.88%)
Portfolio Turnover	29	%**	82%	175%	124%	133%	211%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		2.13%	2.23%	2.27%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	N/A		(.78%)	(.88%)	(.81%)	N/A	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c )  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements

17

Van Kampen American Value Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004		2003		2002	2001
Net Asset Value, Beginning of the Period	$23.51		$21.05	$16.61		$16.97		$18.82	$22.49
Net Investment Loss (a)	(.08)		(.17)	(.17)		(.03)		(.18)	(.18)
Net Realized and Unrealized Gain/Loss	2.19		2.63	4.61		(.33)		(1.67)	(1.91)
Total from Investment Operations	2.11		2.46	4.44		(.36)		(1.85)	(2.09)
Less Distributions from Net Realized Gain	-0-		-0-	-0-		-0-		-0-	1.58
Net Asset Value, End of the Period	$25.62		$23.51	$21.05		$16.61		$16.97	$18.82
Total Return* (b)	8.93	%**(d)	11.73%	26.73	%(d)	–2.18	%(c)(d)	–9.82%	–9.14%
Net Assets at End of the Period (In millions)	$58.0		$57.5	$62.1		$57.9		$78.8	$118.6
Ratio of Expenses to Average Net Assets*	2.06	%(d)	2.13%	2.21	%(d)	2.24	%(d)	2.21%	2.21%
Ratio of Net Investment Loss to Average Net Assets*	(.67	%)(d)	(.78%)	(.86	%)(d)	(.22	%)(c)(d)	(1.00%)	(.88%)
Portfolio Turnover	29	%**	82%	175%		124%		133%	211%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		2.13%	2.22	%(d)	2.26	%(d)	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	N/A		(.78%)	(.87	%)(d)	(.24	%)(c)(d)	N/A	N/A

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .48% and .56%, respectively.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements

18

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen American Value Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations. The Fund commenced operations on October 18, 1993. The Fund began offering the current Class B Shares on August 1, 1995. Class B Shares held prior to May 1, 1995 were renamed Class C Shares. The Fund offers Class A Shares, Class B Shares and Class C Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. The Fund registered Class I Shares on October 29, 2004. There were no sales of Class I Shares for the six months ended December 31, 2005.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata

19

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

basis to each class of shares except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains or net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $34,714,304, which will expire according to the following schedule:

Amount	Expiration
$5,781,069	June 30, 2010
28,933,235	June 30, 2011

At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$422,060,100
Gross tax unrealized appreciation	$62,154,784
Gross tax unrealized depreciation	(5,881,167)
Net tax unrealized appreciation on investments	$56,273,617

E.  Distribution of Income and Gains The Fund declares and pays dividends quarterly from net investment income, as necessary. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

There were no distributions paid during the year ended June 30, 2005. As of June 30, 2005, there were no distributable earnings on a tax basis.

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2005, the Fund's custody fee was reduced by $7,531 as a result of credits earned on cash balances.

20

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.72%
Over $1 billion	.65%

For the six months ended December 31, 2005, the Fund recognized expenses of approximately $6,500, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $47,400, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $482,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $66,700 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $158,200 and CDSC on redeemed shares of approximately $35,000. Sales charges do not represent expenses of the Fund.

21

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2005 and year ended June 30, 2005, transactions were as follows:

	For The Six Months Ended December 31, 2005		For The Year Ended June 30, 2005
	Shares	Value	Shares	Value
Sales:
Class A	2,518,571	$66,182,462	4,074,312	$94,905,200
Class B	235,420	5,791,327	798,199	17,484,617
Class C	119,121	2,948,585	266,992	5,899,454
Total Sales	2,873,112	$74,922,374	5,139,503	$118,289,271
Repurchases:
Class A	(1,679,208)	$(44,376,269)	(2,374,775)	$(55,516,909)
Class B	(1,500,213)	(36,936,213)	(2,168,184)	(47,102,885)
Class C	(300,382)	(7,447,163)	(772,080)	(16,899,798)
Total Repurchases	(3,479,803)	$(88,759,645)	(5,315,039)	$(119,519,592)

4.  Redemption Fee

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2005, the Fund received redemption fees of approximately $5, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $124,569,229 and $126,874,030, respectively.

6.  Distributions and Service Plans

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

22

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

Included in the fees for the six months ended December 31, 2005 are payments retained by Van Kampen of approximately $524,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $81,900.

7.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Legal Matters

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

23

Van Kampen American Value Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

The Adviser and Van Kampen Series Fund, Inc. are named as defendants in a recently filed class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

24

Van Kampen American Value Fund

Board of Directors, Officers, and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen * – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Executive Vice President and Chief Investment Officer

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Phillip G. Goff
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

Legal Counsel

Skadden, Arps, Slate,
Meagher, & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

25

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC

453, 553, 653
MSAV SAR 2/06
RN06-00168P-Y12/05

SEMIANNUAL REPORT

December 31, 2005

MUTUAL FUNDS

Van Kampen

Emerging Markets Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Emerging Markets Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/05

	A Shares since 7/06/94		B Shares since 8/01/95		C Shares since 7/06/94
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	5.46%	4.92%	6.38%	6.38%	4.72%	4.72%
10-year	7.97	7.33	7.46	7.46	7.22	7.22
5-year	17.63	16.24	16.83	16.67	16.82	16.82
1-year	33.06	25.42	32.06	27.06	32.11	31.11
6-month	26.64	19.33	26.14	21.14	26.12	25.12

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares seven years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The MSCI Emerging Markets Free Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

1

Fund Report

For the six-month period ended December 31, 2005

Van Kampen Emerging Markets Fund is managed by the Adviser's Emerging Markets Equity team.1 Current members of the team include Narayan Ramachandran, Ruchir Sharma, and Ashutosh Sinha, Managing Directors of the Adviser.

Market Conditions

During the six-month period ended December 31, 2005, the emerging markets asset class outperformed all other developed markets and the U.S. equity market, returning 26.4 percent, as measured by the MSCI Emerging Markets Free Index.

The second half of 2005 provided emerging markets with one of its best quarterly gains since 2003. The asset class surged 18 percent in the third quarter, primarily driven by strong commodity prices and favorable global economic conditions. Also during the quarter, U.S. economic data remained supportive; and China reported very strong second quarter gross domestic product growth numbers, prompting China's Central Bank to revalue its currency, the Renminbi. Meanwhile, domestic economic risk in the emerging markets remained low.

The fourth quarter began with a slight correction from which emerging markets managed to rebound. Performance in the region was once again supported by positive sentiment in the U.S. markets and rising expectations of the end to the federal funds rate hikes. Foreign inflows rebounded from October lows as appetite for the emerging markets asset class improved, given the still strong fundamentals, low valuations and rising corporate earnings.

The best performing markets in the region were Colombia, Russia and Turkey. Colombia led smaller markets as economic and political developments remained supportive. President Uribe's success against the rebel group FARC has dramatically improved domestic security concerns. Furthermore, an increase in exports and investments—boosted by improving investor confidence—helped drive the economy. Russia's revenues have soared as a result of high oil prices and an increase in taxes. At the same time, the government appears to be currently maintaining prudent fiscal management. Turkey is in the midst of low inflation expansion. On October 3, the European Union agreed to open membership talks with Turkey. While this does not guarantee membership, accession talks alone are a significant milestone for the country. All countries in the emerging markets class posted positive returns, except Venezuela. Despite a rise in oil prices, Venezuela continued to be plagued by a challenging political environment.

1Team members may change without notice from time to time.

2

Performance Analysis

The fund returned 26.64 percent for the six months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI Emerging Markets Free Index, returned 26.42 percent for the period.

Total returns for the six-month period ended December 31, 2005

Class A	Class B	Class C	MSCI Emerging Markets Free Index
26.64%	26.14%	26.12%	26.42%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund benefited from an underweight allocation to Taiwan and positive stock selection in the country, relative to the MSCI Emerging Markets Free Index. Domestic spending remains an issue as consumer leverage is high. Taiwan's job growth is slowing and real income growth is negative. We focused the portfolio on domestic-oriented names and a few select stocks in the technology sector.

Overweight allocations to Brazil, Russia and Mexico contributed to the fund's relative performance. Brazil and Russia were among the top five performers in the emerging markets region. The Russian government has continued on a path of mild reform programs and increased spending on domestic initiatives. We have remained optimistic about Brazil due to its strong country and company fundamentals. Given the emergence of the local consumer, a falling interest-rate environment and solid regional economic growth, we continue to focus on what we believe are stable domestic growth stocks. Mexico has also benefited from falling real rates and a rising currency.

In contrast, stock selection in China, Turkey and Thailand detracted from relative performance. In Turkey, we focused the fund on sectors that may benefit from domestic demand such as financial and consumer discretionary spending. Despite a double-digit return from these three countries, Turkey was the only one to beat the index. In Thailand, we continued to be positive on the long-term growth prospects of the country and have focused on construction and bank stocks. In China, the fund was underweighted in most of the large-cap stocks and had select overweights in such industries as retail and biotechnology. We have also increased the fund's exposure to banking stocks given the improved dynamics in the country.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

3

Top Ten Holdings as of 12/31/05
LUKOIL—ADR	3.8%
America Movil SA de CV, Series L—ADR	3.2
Wal-Mart de Mexico SA de CV, Class V	2.7
Grupo Televisa SA—ADR	2.6
Samsung Electronics Co., Ltd.	2.1
Companhia Vale do Rio Doce—ADR	1.8
Petroleo Brasileiro SA—ADR	1.7
MTN Group Ltd.	1.7
Standard Bank Group Ltd.	1.6
Petroleo Brasileiro SA—ADR	1.6
Top Five Industries as of 12/31/05
Diversified Banks	15.6%
Integrated Oil & Gas	9.8
Wireless Telecommunication Services	7.8
Broadcasting & Cable TV	5.1
Semiconductors	4.1
Summary of Investments by Country Classification as of 12/31/05
Republic of Korea (South Korea)	13.8%
South Africa	12.4
Brazil	12.4
Mexico	10.4
Russia	8.8
Taiwan-Republic of China	8.7
India	7.4
Turkey	4.6
Poland	3.1
Thailand	2.5
China	2.0
Bermuda	1.6
Malaysia	1.3
Hong Kong	1.2
Netherlands	0.9
Cayman Islands	0.9
Morocco	0.8
United States	0.8
Hungary	0.7
Chile	0.6
Columbia	0.4
Pakistan	0.4

(continued on next page)

4

Summary of Investments by Country Classification as of 12/31/05

(continued from previous page)

United Kingdom	0.4%
Austria	0.3
Indonesia	0.2
Israel	0.0
Total Long-Term Investments	96.6%
Short-Term Investments	2.1
Foreign Currency	1.4
Liabilities in Excess of Other Assets	–0.1
Total Net Assets	100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

6

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/05	12/31/05	7/1/05-12/31/05
Class A
Actual	$1,000.00	$1,266.43	$12.17
Hypothetical (5% annual return before expenses)	1,000.00	1,014.41	10.81
Class B
Actual	1,000.00	1,261.39	16.47
Hypothetical (5% annual return before expenses)	1,000.00	1,010.61	14.65
Class C
Actual	1,000.00	1,261.17	16.47
Hypothetical (5% annual return before expenses)	1,000.00	1,010.61	14.65

*  Expenses are equal to the Fund's annualized expense ratio of 2.13%, 2.89%, and 2.89% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

8

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited)

Description	Number of Shares	Value
Common Stocks 91.7%
Austria 0.3%
Raiffeisen International Bank-Holding AG (a)	19,661	$1,293,018
Bermuda 1.6%
Asia Aluminum Holdings Ltd. (a)	6,481,000	560,029
Central European Media Enterprises Ltd., Class A (a)	20,200	1,169,580
Credicorp Ltd.	37,200	847,788
GOME Electrical Appliances Holdings Ltd.	2,768,000	1,874,214
Moulin International Holdings (a) (b) (c)	468,000	0
TPV Technology Ltd.	1,693,000	1,669,937
Victory City International Holdings	867,000	251,591
		6,373,139
Brazil 9.3%
Banco Itau SA—ADR	165,450	3,974,109
Brasil Telecom SA	491,164	3,676
Companhia Brasileira de Distribuicao Grupo Pao de Acucar—ADR	25,200	829,080
Companhia Energetica de Minas Gerais—ADR	35,628	1,313,248
Companhia Paranaense de Energia-Copel—ADR	54,300	408,879
Companhia Vale do Rio Doce—ADR	10,900	448,426
Companhia Vale do Rio Doce—ADR	198,956	7,212,155
CPFL Energia SA	90,285	1,081,119
CPFL Energia SA—ADR	11,240	391,714
Empresa Brasileira de Aeronautica SA—ADR	62,770	2,454,307
Gerdau SA—ADR	44,293	738,807
Lojas Arapua SA, 144A—Private Placement—GDR (a) (b) (c) (d)	24,635	0
Petroleo Brasileiro SA—ADR	86,740	6,181,960
Petroleo Brasileiro SA—ADR	106,500	6,855,405
Telesp Celular Participacoes SA (a)	10,666	38,726
Telesp Celular Participacoes SA—ADR	10,073	38,076
Tractebel Energia SA	125,900	810,330
Uniao de Bancos Brasileiros SA—ADR	59,580	3,787,501
		36,567,518
Cayman Islands 0.9%
China Techfaith Wireless Communication Technology Ltd.—ADR (a)	23,300	314,548
Global Bio-chem Technology Group Co., Ltd.	3,044,000	1,334,804
Hopewell Highway Infrastructure Ltd.	1,109,000	736,601
Kingboard Chemicals Holdings	418,000	1,132,112
		3,518,065
Chile 0.6%
Enersis SA—ADR	216,910	2,383,841
China 2.0%
Air China Ltd., Class H (a)	168,000	53,626

See Notes to Financial Statements

9

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
China (Continued)
China Construction Bank, Class H (a)	5,991,000	$2,066,888
China Life Insurance Co., Ltd., Class H (a)	1,705,000	1,506,291
Huadian Power International Corp., Ltd., Class H	2,413,000	616,192
PetroChina Co., Ltd., Class H	3,118,000	2,533,439
Ping An Insurance Co. of China Ltd., Class H	704,000	1,293,842
		8,070,278
Columbia 0.4%
BanColombia SA—ADR	60,960	1,757,477
Valorem SA (a)	1	0
		1,757,477
Hong Kong 1.2%
China Mobile Hong Kong Ltd.	523,000	2,472,120
China Resources Power Holdings Co., Ltd.	1,653,000	932,706
China Unicom Ltd.	1,298,000	1,054,652
Grande Holdings Ltd.	422,000	318,392
Shougang Concord Century	2,688,000	128,270
		4,906,140
Hungary 0.7%
Gedeon Richter Rt.	15,768	2,833,026
India 7.0%
ABB Ltd.	34,500	1,479,026
Aventis Pharma Ltd.	25,000	919,936
Bharat Heavy Electricals Ltd.	126,538	3,898,507
Cipla Ltd.	103,000	1,015,006
Container Corp. of India Ltd.	35,000	1,111,723
Glenmark Pharmaceuticals Ltd.	101,500	709,000
Gujarat Ambuja Cements Ltd.	195,000	344,972
Gujarat Ambuja Cements Ltd.—GDR	420,000	735,000
HDFC Bank Ltd.	82,500	1,297,136
Hero Honda Motors Ltd.	85,680	1,637,051
Hindalco Industries Ltd.	195,000	621,469
Hindustan Lever Ltd.	316,490	1,387,435
Housing Development Finance Corp., Ltd.	52,000	1,393,004
ICICI Bank Ltd.—ADR	10,400	299,520
India-Info.com, Private Co., Ltd. (a) (b) (c)	47,630	0
Infosys Technologies Ltd.	48,972	3,261,626
ITC Ltd.	210,000	662,740
ITC Ltd.—GDR (a)	133,500	415,185
Mahindra & Mahindra Ltd.	134,000	1,524,941
Punj Lloyd Ltd. (a)	2,410	37,493
Punjab National Bank Ltd. (b)	81,000	889,893
Reliance Industries Ltd.	45,000	889,749

See Notes to Financial Statements

10

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
India (Continued)
Siemens India Ltd.	14,000	$1,123,531
UTI Bank Ltd.	65,000	413,663
UTI Bank Ltd.—GDR	67,000	428,130
Wipro Ltd.	99,500	1,024,853
		27,520,589
Indonesia 0.2%
PT Bank Mandiri	4,004,500	668,096
Israel 0.0%
Elbit Systems Ltd.	1	24
Malaysia 1.3%
Bandar Raya Developments Bhd	561,000	128,394
Commerce Asset Holdings Bhd	449,000	677,153
IOI Corp., Bhd	172,000	564,307
Magnum Corp., Bhd	969,000	487,128
MK Land Holdings Bhd	748,000	100,934
Resorts World Bhd	190,000	563,037
Road Builder (M) Holdings Bhd	355,800	130,854
Tenaga Nasional Bhd	537,900	1,408,972
YTL Corp., Bhd	691,066	978,225
		5,039,004
Mexico 10.4%
America Movil SA de CV, Series L—ADR	434,627	12,717,186
Empresas ICA Sociedad Controladora SA de CV (a)	186,133	451,832
Empresas ICA Sociedad Controladora SA de CV—ADR (a)	4,883	142,828
Fomento Economico Mexicano SA de CV, Class B—ADR	51,370	3,724,839
Grupo Televisa SA—ADR	129,260	10,405,430
Kimberly-Clark de Mexico SA de CV, Class A	348,570	1,245,771
Wal-Mart de Mexico SA de CV, Ser V	1,950,515	10,823,455
Wal-Mart de Mexico SA de CV, Ser V—ADR	28,592	1,585,810
		41,097,151
Morocco 0.8%
Attijariwafa Bank	2,399	321,482
Banque Marocaine du Commerce Exterieur	14,800	1,200,545
ONA SA	14,700	1,699,615
		3,221,642
Netherlands 0.9%
Efes Breweries International—GDR (a)	41,385	1,177,403
Pyaterochka Holding NV—GDR (a)	78,420	1,133,169
Pyaterochka Holding NV, 144A—Private Placement—GDR (a) (d)	84,981	1,227,975
		3,538,547

See Notes to Financial Statements

11

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description			Number of Shares	Value
Pakistan 0.4%
National Bank of Pakistan			169,800	$566,616
Pakistan Telecommunication Co., Ltd.			960,900	1,051,411
				1,618,027
Poland 3.1%
Agora SA			69,951	1,485,868
Bank Millennium SA			263,056	425,152
Bank Pekao SA			48,452	2,602,821
Polski Koncern Naftowy Orlen SA			45,907	886,102
Powszechna Kasa Oszczednosci Bank Polski SA			270,588	2,415,704
Telekomunikacja Polska SA—GDR			180,700	1,298,077
TVN SA (a)			120,034	2,882,279
				11,996,003
Republic of Korea (South Korea) 12.7%
Amorepacific Corp.			2,265	708,058
Cheil Industries, Inc.			37,560	1,044,107
Daelim Industrial Co., Ltd.			11,080	789,197
Doosan Heavy Industries & Construction Co., Ltd.			80,820	3,034,198
Doosan Infracore Co., Ltd.			43,620	781,048
Hanjin Heavy Industries & Construction Co., Ltd.			44,760	1,040,570
Hankook Tire Co., Ltd.			82,360	1,161,033
Hanmi Pharm Co., Ltd.			5,491	755,057
Hyundai Mobis			26,180	2,393,067
Hyundai Motor Co.			26,450	2,545,961
Kookmin Bank			47,670	3,607,612
Korea Zinc Co., Ltd.			20,960	1,057,486
KT&G Corp.			51,550	2,297,401
LG Engineering & Construction Corp.			45,730	2,397,675
NHN Corp. (a)			5,760	1,538,507
ORION Corp.			12,052	3,344,300
Pusan Bank			70,580	925,147
Samsung Electronics Co., Ltd.			12,868	8,388,991
Samsung Fire & Marine Insurance Co., Ltd.			14,467	1,831,900
Samsung SDI Co., Ltd.			17,170	1,978,835
Shinhan Financial Group Co., Ltd.			81,600	3,313,726
SK	Co	rp.	39,740	2,048,231
S-Oil Corp.			9,870	689,343
Woongjin Coway Co., Ltd.			35,800	848,207
Woori Finance Holdings Co., Ltd.			87,450	1,738,878
				50,258,535
Russia 8.8%
Gazprom—ADR			48,800	3,498,960
LUKOIL—ADR			253,784	15,100,148
MMC Norilsk Nickel—ADR			17,900	1,700,500
Mobile TeleSystems—ADR			62,420	2,184,700
Mobile TeleSystems, 144A—Private Placement—GDR (d)			34,800	1,218,870

See Notes to Financial Statements

12

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Russia (Continued)
RAO Unified Energy System—GDR	1,000	$42,739
RAO Unified Energy System—GDR	26,684	1,134,070
Savings Bank of the Russian Federation—GDR (a)	44,150	5,770,405
Surgutneftegaz—ADR	35,761	1,956,127
Wimm-Bill-Dann Foods OJSC—ADR (a)	94,200	2,263,626
		34,870,145
South Africa 12.4%
African Bank Investments Ltd.	868,300	3,362,047
Aveng Ltd.	770,900	2,191,780
Edgars Consolidated Stores Ltd.	506,510	2,814,523
Harmony Gold Mining Co., Ltd. (a)	157,747	2,116,590
Harmony Gold Mining Co., Ltd.—ADR (a)	161,787	2,111,320
Impala Platinum Holdings Ltd.	15,955	2,350,069
JD Group Ltd.	186,920	2,264,309
Massmart Holdings Ltd.	75,951	619,971
MTN Group Ltd.	668,210	6,563,295
Murray & Roberts Holdings Ltd.	435,240	1,348,195
Naspers Ltd.	326,440	5,778,672
Pretoria Portland Cement Co., Ltd.	36,500	1,769,478
Shoprite Holdings Ltd.	678,514	1,976,296
Standard Bank Group Ltd.	524,165	6,280,039
Steinhoff International Holdings Ltd.	935,000	2,770,644
Tiger Brands	197,282	4,536,473
Woolworths Holdings Ltd.	123,200	276,482
		49,130,183
Taiwan-Republic of China 8.7%
Acer, Inc.	494,000	1,241,527
Asia Optical Co., Inc.	13,000	89,303
AU Optronics Corp.	3,056,710	4,562,740
Cathay Financial Holding Co., Ltd.	940,000	1,703,806
Cheng Shin Rubber Industry Co.	456,594	403,370
China Steel Corp.	900,500	685,803
Chinatrust Financial Holding Co.	1,539,498	1,219,349
Compal Electronics, Inc.	1,330,000	1,199,275
CTCI Corp.	653,886	273,892
Cyberlink Corp.	26,343	72,304
Delta Electronics, Inc.	903,673	1,852,686
Delta Electronics, Inc.—GDR	65,514	671,237
Eva Airways Corp.	245	115
Far EasTone Telecommunications Co., Ltd	600,000	679,025
Formosa Petrochemical Corp.	577,000	1,022,997
High Tech Computer Corp.	98,000	1,839,002
Hon Hai Precision Industry Co., Ltd.	484,502	2,656,706

See Notes to Financial Statements

13

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Taiwan-Republic of China (Continued)
Infortrend Technology, Inc.	235,000	$356,511
Kaulin Manufacturing Co., Ltd.	286,755	260,317
Largan Precision Co., Ltd.	106,839	1,685,912
MediaTek, Inc.	234,241	2,761,527
Phoenixtec Power Co., Ltd.	482,630	526,348
Polaris Securities Co., Ltd.	801,543	362,601
Radiant Opto-Electronics Corp.	258,671	630,396
Shin Kong Financial Holdings Co.	3,173,350	2,469,928
Springsoft Systems Co., Ltd.	391,341	641,376
Taishin Financial Holdings Co., Ltd.	1,173,269	614,754
Taiwan Cellular Corp.	772,000	674,955
Taiwan Semiconductor Manufacturing Co., Ltd.	602,000	1,146,178
Tsann Kuen Enterprise Co.	568,255	950,366
Vanguard International Semiconductor Corp.	1,257,418	957,624
		34,211,930
Thailand 2.5%
Advanced Information Service Public Co., Ltd	546,300	1,411,525
Asian Property Development Public Co., Ltd.	3,054,000	254,593
Bangkok Bank Public Co., Ltd.	407,000	1,140,890
C.P. 7-Eleven Public Co., Ltd.	4,111,000	591,222
Ch. Karnchang Public Co., Ltd.	1,027,100	302,935
Italian-Thai Development Public Co., Ltd.	3,723,300	748,744
Kasikornbank Public Co., Ltd.	431,300	788,483
Lalin Property Public Co., Ltd.	950,000	114,394
Land & House Public Co., Ltd.	2,022,400	438,741
MBK Public Co., Ltd.	163,500	177,349
PTT Public Co., Ltd.	256,500	1,413,016
Siam City Bank Public Co., Ltd.	644,900	381,988
Siam Commercial Bank Public Co., Ltd.	191,600	242,857
Siam Makro Public Co., Ltd.	81,000	137,221
Thai Oil Public Co., Ltd.	319,000	493,760
Total Access Communication Public Co., Ltd. (a)	289,000	936,360
True Corp. (a)	1,210,400	295,040
		9,869,118
Turkey 4.6%
Akcansa Cimento AS	247,102	1,500,360
BIM Birlesik Magazalar AS (a)	60,780	1,507,686
Dogan Yayin Holding (a)	592,694	2,347,955
Enka Insaat ve Sanayi AS	28,167	350,393
Haci Omer Sabanci Holding AS	323,400	1,831,921
Hurriyet Gazetecilik	614,271	2,410,690
Turk Hava Yollari Anonim Ortakligi (a)	391,880	2,451,970
Turkiye Garanti Bankasi AS (a)	492,956	1,788,585

See Notes to Financial Statements

14

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Turkey (Continued)
Turkiye Vakiflar Bankasi TAO, Class D (a)	190,800	$1,010,159
Yapi ve Kredi Bankasi AS (a)	606,780	2,830,592
		18,030,311
United Kingdom 0.4%
Highland Gold Mining Ltd.	344,700	1,455,954
United States 0.5%
Central European Distribution Corp. (a)	52,700	2,115,378
Total Common Stocks 91.7%		362,343,139
Preferred Stocks 4.2%
Brazil 3.1%
All America Latina Logistica	32,970	1,406,474
Banco Itau Holding Financiera SA	72,040	1,734,530
Banco Nacional SA (a) (b) (c)	19,271,000	0
Braxil Telecom Participacoes SA	2,000	15
Companhia Energetica de Minas Gerais	2,056,555	83,553
Companhia Paranaense de Energia-Copel	87,304,000	671,684
Companhia Vale do Rio Doce	2,729	97,743
Embratel Participacoes SA (a)	541,221,100	1,573,923
Empresa Brasileira de Aeronautica SA	2	20
Gerdau SA	87,250	1,466,418
Itausa Investimentos Itau SA	476,415	1,507,707
Lojas Arapua SA (a) (b) (c)	31,632,300	0
Perdigao SA	27,900	941,415
Petroleo Brasileiro SA	79,724	1,268,669
Telesp Celular Participacoes SA (a)	232,160	878,679
Uniao de Bancos Brasileiros SA	40,130	503,706
		12,134,536
Republic of Korea (South Korea) 1.1%
Hyundai Motor Co.	21,290	1,444,818
Samsung Electronics Co., Ltd.	5,901	2,866,292
		4,311,110
Total Preferred Stocks		16,445,646
Corporate Bond 0.3%
MCSI Holding Ltd. ($1,268,157 par, 5.00% coupon, 04/15/07 maturity) (b) (c)		1,204,749

See Notes to Financial Statements

15

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Investment Company 0.4%
Morgan Stanley Growth Fund (e)	2,195,167	$1,616,798
Total Long-Term Investments 96.6% (Cost $247,197,044)		381,610,332
Repurchase Agreement 2.1%
State Street Bank & Trust Co. ($8,184,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $8,187,746) (Cost $8,184,000)		8,184,000
Total Investments 98.7% (Cost $255,381,044)		389,794,332
Foreign Currency 1.4% (Cost $5,405,660)		5,419,580
Liabilities in Excess of Other Assets (0.1%)		(295,620)
Net Assets 100.0%		$394,918,292

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

(b)  Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)  Security has been deemed illiquid.

(d)  144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)  The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

See Notes to Financial Statements

16

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 continued

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Value	Percent of Net Assets
Diversified Banks	$61,611,700	15.6%
Integrated Oil & Gas	38,807,725	9.8
Wireless Telecommunication Services	30,868,168	7.8
Broadcasting & Cable TV	20,235,961	5.1
Semiconductors	16,120,612	4.1
Hypermarkets & Super Centers	13,166,457	3.3
Packaged Foods & Meats	11,085,814	2.8
Electronic Equipment Manufacturers	10,828,005	2.7
Construction & Engineering	10,501,429	2.7
Steel	10,200,926	2.6
Electric Utilities	9,730,149	2.5
Food Retail	7,265,429	1.8
Life & Health Insurance	6,973,867	1.8
Publishing	6,244,512	1.6
Pharmaceuticals	6,232,024	1.6
Oil & Gas Refining & Marketing	6,030,181	1.5
Gold	5,683,864	1.4
Automobile Manufacturers	5,515,720	1.4
Heavy Electrical Equipment	5,377,533	1.4
Other Diversified Financial Services	4,978,845	1.3
Industrial Conglomerates	4,521,734	1.1
Construction Materials	4,349,810	1.1
IT Consulting & Other Services	4,286,479	1.1
Computer Hardware	4,279,804	1.1
Integrated Telecommunication Services	4,222,141	1.1
Tobacco	4,083,384	1.0
Diversified Metals & Mining	3,827,881	1.0
Soft Drinks	3,724,839	0.9
Apparel Retail	2,814,523	0.7
Home Furnishings	2,770,644	0.7
Electronic Manufacturing Services	2,656,706	0.7
Household Products	2,633,206	0.7
Railroads	2,518,197	0.6
Airlines	2,505,712	0.6
Aerospace & Defense	2,454,351	0.6
Auto Parts & Equipment	2,393,067	0.6
Precious Metals & Minerals	2,350,069	0.6
Home Improvement Retail	2,264,309	0.6
Food Distributors	2,115,378	0.5
Computer Storage & Peripherals	2,026,447	0.5
Agricultural Products	1,899,111	0.5
Computer & Electronics Retail	1,874,214	0.5
Multi-Sector Holdings	1,831,922	0.5
Property & Casualty Insurance	1,831,900	0.5
Photographic Products	1,775,215	0.4
Motorcycle Manufacturers	1,637,051	0.4

17

Van Kampen Emerging Markets Fund

Portfolio of Investments ■ December 31, 2005 continued

Summary of Long-Term Investments by Industry Classification (Unaudited) (Continued)

Industry	Value	Percent of Net Assets
Tires & Rubber	$1,564,403	0.4%
Independent Power Producers & Energy Traders	1,548,898	0.4
Internet Software & Services	1,538,507	0.4
Thrifts & Mortgage Finance	1,393,004	0.4
Brewers	1,177,403	0.3
Apparel, Accessories & Luxury Goods	1,044,107	0.3
Industrial Machinery	1,041,365	0.3
Construction & Farm Machinery & Heavy Trucks	1,040,570	0.3
Multi-Utilities	978,226	0.2
Household Appliances	950,366	0.2
Regional Banks	925,147	0.2
Housewares & Specialties	848,207	0.2
Homebuilding	807,728	0.2
Highways & Railtracks	736,602	0.2
Application Software	713,681	0.2
Hotels, Resorts & Cruise Lines	563,037	0.1
Aluminum	560,029	0.1
Electrical Components & Equipment	526,348	0.1
Casinos & Gaming	487,128	0.1
Real Estate Management & Development	406,677	0.1
Investment Banking & Brokerage	362,601	0.1
Consumer Electronics	318,392	0.1
Communications Equipment	314,548	0.1
Department Stores	276,482	0.1
Textile	251,591	0.1
Trading Companies & Distributors	128,270	0.0
	$381,610,332	96.6%

18

Van Kampen Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (Unaudited)

Assets:
Total Investments (Cost $255,381,044)	$389,794,332
Foreign Currency (Cost $5,405,660)	5,419,580
Cash	768
Receivables:
Fund Shares Sold	1,254,145
Investments Sold	1,024,885
Dividends	880,342
Interest	15,259
Other	343,014
Total Assets	398,732,325
Liabilities:
Payables:
Fund Shares Repurchased	826,929
Investments Purchased	825,408
Distributor and Affiliates	418,402
Investment Advisory Fee	410,338
Accrued Expenses	648,659
Forward Foreign Currency Contracts	497,419
Directors' Deferred Compensation and Retirement Plans	186,878
Total Liabilities	3,814,033
Net Assets	$394,918,292
Net Assets Consist of:
Capital (Par value of $.001 per share with 1,500,000,000 shares authorized)	$416,518,107
Net Unrealized Appreciation	133,508,605
Accumulated Undistributed Net Investment Income	(2,096,379)
Accumulated Net Realized Loss	(153,012,041)
Net Assets	$394,918,292
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $268,725,149 and 13,901,442 shares of beneficial interest issued and outstanding)	$19.33
Maximum sales charge (5.75%* of offering price)	1.18
Maximum offering price to public	$20.51
Class B Shares: Net asset value and offering price per share (Based on net assets of $71,564,770 and 3,975,621 shares of beneficial interest issued and outstanding)	$18.00
Class C Shares: Net asset value and offering price per share (Based on net assets of $54,628,373 and 3,024,842 shares of beneficial interest issued and outstanding)	$18.06

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

19

Van Kampen Emerging Markets Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $396,715)	$3,208,453
Interest	187,322
Total Income	3,395,775
Expenses:
Investment Advisory Fee	2,120,917
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C of $278,782, $335,735 and $242,343, respectively)	856,860
Shareholder Services	535,235
Custody	296,535
Legal	30,410
Directors' Fees and Related Expenses	11,544
Other	205,718
Total Expenses	4,057,219
Less Credits Earned on Cash Balances	8,346
Net Expenses	4,048,873
Net Investment Loss	$(653,098)
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$24,291,606
Foreign Currency Transactions	345,555
Net Realized Gain	24,637,161
Unrealized Appreciation/Depreciation:
Beginning of the Period	78,781,939
End of the Period: Investments	134,413,288
Forward Foreign Currency Contracts	(497,419)
Foreign Currency Translation	(407,264)
133,508,605
Net Unrealized Appreciation During the Period	54,726,666
Net Realized and Unrealized Gain	$79,363,827
Net Increase in Net Assets From Operations	$78,710,729

See Notes to Financial Statements

20

Van Kampen Emerging Markets Fund

Financial Statements continued

Statement of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2005	For The Year Ended June 30, 2005
From Investment Activities:
Operations:
Net Investment Income/Loss	$(653,098)	$560,391
Net Realized Gain	24,637,161	31,717,010
Net Unrealized Appreciation During the Period	54,726,666	37,431,997
Change in Net Assets from Operations	78,710,729	69,709,398
Distributions from Net Investment Income:
Class A Shares	(1,301,684)	(423,209)
Class B Shares	-0-	-0-
Class C Shares	-0-	-0-
Total Distributions	(1,301,684)	(423,209)
Net Change in Net Assets from Investment Activities	77,409,045	69,286,189
From Capital Transactions:
Proceeds from Shares Sold	81,167,173	82,854,573
Net Asset Value of Shares Issued Through Dividend Reinvestment	861,301	285,705
Cost of Shares Repurchased	(52,639,227)	(84,656,168)
Net Change in Net Assets from Capital Transactions	29,389,247	(1,515,890)
Total Increase in Net Assets	106,798,292	67,770,299
Net Assets:
Beginning of the Period	288,120,000	220,349,701
End of the Period (Including accumulated undistributed net investment income of $(2,096,379) and $(141,597), respectively)	$394,918,292	$288,120,000

See Notes to Financial Statements

21

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$15.34	$11.53	$8.65	$8.50	$8.26	$13.37
Net Investment Income/Loss (a)	(.01)	.07	.06	-0- (c)	(.01)	(.06)
Net Realized and Unrealized Gain/Loss	4.10	3.78	2.82	.15	.25	(5.05)
Total from Investment Operations	4.09	3.85	2.88	.15	.24	(5.11)
Less Distributions from Net Investment Income	.10	.04	-0-	-0-	-0-	-0-
Net Asset Value, End of the Period	$19.33	$15.34	$11.53	$8.65	$8.50	$8.26
Total Return *(b)	26.64%**	33.42%	33.29%	1.65%	3.03%	–38.17%
Net Assets at End of the Period (In millions)	$268.7	$182.3	$129.9	$53.3	$75.1	$90.8
Ratio of Expenses to Average Net Assets*	2.13%	2.15%	2.15%	2.29%	2.22%	2.25%
Ratio of Net Investment Income/Loss to Average Net Assets *	(.14%)	.53%	.53%	.01%	(.17%)	(.68%)
Portfolio Turnover	27%**	60%	89%	86%	94%	99%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	2.26%	2.51%	2.82%	2.47%	2.30%
Ratio of Net Investment Income/Loss to Average Net Assets	N/A	.42%	.17%	(.52%)	(.42%)	(.73%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.13%	2.15%	2.15%	2.15%	2.15%	2.15%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements

22

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$14.27	$10.77	$8.15	$8.07	$7.88	$12.83
Net Investment Income/Loss (a)	(.07)	(.03)	(.03)	(.05)	(.07)	(.14)
Net Realized and Unrealized Gain/Loss	3.80	3.53	2.65	.13	.26	(4.81)
Total from Investment Operations	3.73	3.50	2.62	.08	.19	(4.95)
Net Asset Value, End of the Period	$18.00	$14.27	$10.77	$8.15	$8.07	$7.88
Total Return *(b)	26.14%**	32.50%	32.15%	.99%	2.41%	–38.58%
Net Assets at End of the Period (In millions)	$71.6	$63.5	$55.8	$28.0	$35.3	$36.8
Ratio of Expenses to Average Net Assets *	2.89%	2.90%	2.90%	3.04%	2.96%	3.00%
Ratio of Net Investment Income/Loss to Average Net Assets *	(.85%)	(.26%)	(.24%)	(.71%)	(.91%)	(1.50%)
Portfolio Turnover	27%**	60%	89%	86%	94%	99%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	3.01%	3.26%	3.57%	3.21%	3.10%
Ratio of Net Investment Loss to Average Net Assets	N/A	(.37%)	(.60%)	(1.24%)	(1.16%)	(1.60%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.89%	2.90%	2.90%	2.90%	2.90%	2.90%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

23

Van Kampen Emerging Markets Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$14.32	$10.81	$8.18	$8.10	$7.90	$12.87
Net Investment Income/Loss (a)	(.07)	(.03)	(.02)	(.05)	(.07)	(.15)
Net Realized and Unrealized Gain/Loss	3.81	3.54	2.65	.13	.27	(4.82)
Total from Investment Operations	3.74	3.51	2.63	.08	.20	(4.97)
Net Asset Value, End of the Period	$18.06	$14.32	$10.81	$8.18	$8.10	$7.90
Total Return* (b)	26.12%**	32.47%	32.15%	.99%	2.53%	-38.57%
Net Assets at End of the Period (In millions)	$54.6	$42.3	$34.6	$13.9	$17.1	$18.8
Ratio of Expenses to Average Net Assets*	2.89%	2.90%	2.90%	3.04%	2.96%	3.00%
Ratio of Net Investment Income/Loss to Average Net Assets*	(.88%)	(.25%)	(.21%)	(.71%)	(.91%)	(1.52%)
Portfolio Turnover	27%**	60%	89%	86%	94%	99%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	3.01%	3.26%	3.57%	3.21%	3.10%
Ratio of Net Investment Loss to Average Net Assets	N/A	(.36%)	(.57%)	(1.24%)	(1.16%)	(1.62%)
Ratio of Expenses to Average Net Assets Excluding Country Tax Expense and Interest Expense	2.89%	2.90%	2.90%	2.90%	2.90%	2.90%

**  Non-annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

24

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Emerging Markets Fund (the "Fund") is organized as a separate non-diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. The Fund commenced operations on July 6, 1994. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of December 31, 2005, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuations Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian

25

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $175,483,946, which will expire according to the following schedule:

Amount	Expiration
$83,854,995	June 30, 2006
1,202,314	June 30, 2007
8,581,563	June 30, 2008
31,533,824	June 30, 2009
34,122,130	June 30, 2010
16,189,120	June 30, 2011

At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$258,294,788
Gross tax unrealized appreciation	$144,224,454
Gross tax unrealized depreciation	(12,724,910)
Net tax unrealized appreciation on investments	$131,499,544

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

26

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

The tax character of distributions paid during the year ended June 30, 2005 was as follows:

Distributions paid from:
Ordinary income	$423,209
Long-term capital gain	-0-
$423,209

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,300,130

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2005, the Fund's custody fee was reduced by $8,346 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally, changes in currency exchange rates will affect the value of and investment income from such securities.

27

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	1.25%
Next $500 million	1.20%
Next $1.5 billion	1.15%
Over $2.5 billion	1.00%

The Adviser has agreed to waive all expenses in excess of 2.15% of Class A average net assets, 2.90% of Class B average net assets, and 2.90% of Class C average net assets. This waiver is voluntary and can be discontinued at any time. For the six months ended December 31, 2005, the Adviser did not waive any of its advisory fees.

For the six months ended December 31, 2005, the Fund recognized expenses of approximately $5,200, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $38,500, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $481,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $124,074 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

28

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

For the six months ended December 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $4,472.

For the six months ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $64,100 and CDSC on redeemed shares of approximately $32,600. Sales charges do not represent expenses of the Fund.

3.  Capital Transactions

For the six months ended December 31, 2005 and the year ended June 30, 2005, transactions were as follows:

	For The Six Months Ended December 31, 2005		For The Year Ended June 30, 2005
	Shares	Value	Shares	Value
Sales:
Class A	3,784,605	$66,116,230	4,452,241	$63,503,125
Class B	570,677	9,372,227	860,730	11,381,584
Class C	344,815	5,678,716	611,215	7,969,864
Total Sales	4,700,097	$81,167,173	5,924,186	$82,854,573
Dividend Reinvestment:
Class A	45,514	$861,301	21,188	$285,705
Class B	-0-	-0-	-0-	-0-
Class C	-0-	-0-	-0-	-0-
Total Dividend Reinvestment	45,514	$861,301	21,188	$285,705
Repurchases:
Class A	(1,808,846)	$(31,467,799)	(3,860,450)	$(53,012,484)
Class B	(1,047,354)	(16,712,913)	(1,589,637)	(20,627,493)
Class C	(275,904)	(4,458,515)	(857,662)	(11,016,191)
Total Repurchases	(3,132,104)	$(52,639,227)	(6,307,749)	$(84,656,168)

4.  Redemption Fee

Prior to September 26, 2005, the Fund assessed a 2% redemption fee on the proceeds of Class A Shares of the Fund that were redeemed (either by sale or exchange) within 60 days of purchase. Effective September 26, 2005, the Fund assesses a 2% redemption fee on proceeds of Fund Shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2005, the Fund received redemption fees of approximately $6,600, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $110,554,855 and $89,014,435, respectively.

29

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

6.  Distribution and Service Plans

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $4,202,700 and $2,500,900 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plans or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

Included in the fees for the six months ended December 31, 2005, are payments retained by Van Kampen of approximately $298,200 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $57,600.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's effective yield, foreign currency exposure, maturity and duration, or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

The following forward foreign currency contracts were outstanding as of December 31, 2005.

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Hong Kong Dollar, 476,477 expiring 01/03/06	US$	$61,454	$(1)
South African Rand, 64,636,778 expiring 08/14/06	US$	10,064,025	(497,418)
			$(497,419)

30

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

8. Legal Matters

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

The Adviser and Van Kampen Series Fund, Inc. are named as defendants in a recently filed class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. While the defendants believe that they have meritorious defenses, the ultimate outcome of

31

Van Kampen Emerging Markets Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

32

Van Kampen Emerging Markets

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen *– Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Executive Vice President and Chief Investment Officer

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Phillip G. Goff
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Custodian

State Street Bank
and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

33

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC

455, 555, 655
MSEM SAR 2/05
RN06-00169P-Y12/05

SEMIANNUAL REPORT

December 31, 2005

MUTUAL FUNDS

Van Kampen

Equity Growth
Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Equity Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

This piece must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges, and expenses. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/05

Average Annual Total Returns

	A Shares since 5/28/98		B Shares since 5/28/98		C Shares since 5/28/98		I Shares since 8/12/05
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge	w/o sales charges
Since Inception	2.63%	1.84%	1.89%	1.89%	1.95%	1.95%	10.31%
5-year	–1.64	–2.81	–2.35	–2.65	–2.26	–2.26	—
1-year	14.99	8.38	14.24	9.24	14.30	13.30	—
6-month	15.23	8.59	14.86	9.86	14.80	13.80	—

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million, Class I shares are offered without any sales charges on purchases or sales and do not include combined 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the fund's returns would have been lower.

The Russell 1000® Growth Index is generally representative of the U.S. market for large-capitalization stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

1

Fund Report

For the six-month period ended December 31, 2005

Van Kampen Equity Growth Fund is managed by the Adviser's U.S. Growth team.1 Current members include Dennis P. Lynch and David S. Cohen, Managing Directors of the Adviser; Sam Chainani, Executive Director of the Adviser, and Alexander Norton, Vice President of the Adviser.

Market Conditions

The six-month reporting period opened on a reasonably upbeat note. Although oil prices remained high and the Federal Open Market Committee (the Fed) remained on its steady course of monetary tightening, concerns of inflation waned. Investors focused on encouraging economic data, good consumer confidence, and generally good corporate earnings announcements. In this environment, stocks marched forward.

The markets entered choppier waters in August. Mixed economic data and additional increases in the federal funds rate unsettled investors. The Gulf Coast hurricanes sent oil prices spiking and heightened anxiety about the economy. However, as October wound to a close, the stock market showed signs of renewed optimism. Falling oil prices, better-than-expected economic data, the nomination of Ben Bernanke to head the Federal Reserve, and strengthening consumer trends lifted investor sentiment. Stocks continued to advance through November, buoyed by indications that the Fed might soon slow the pace of rate increases, encouraging consumer confidence data, continued declines in oil prices, strong retail trends (excluding the beleaguered auto industry), and acceptable housing data.

Stocks delivered more muted performance in December as cross currents buffeted the market. Record gold prices, the ongoing struggles of the auto industry, an additional Fed tightening and trends in bond market yields rekindled concern. Yet, the market found positive signals as well. These included favorable productivity, employment and consumer confidence data; consolidation activity in the oil industry; corporate litigation developments; and notes from the Fed's meeting minutes which more strongly suggested that its tightening cycle could be nearer to an end.

Performance Analysis

The fund returned 15.23 percent for the six months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000® Growth Index, returned 7.11 percent for the period.

1Team members may change without notice from time to time.

Total Returns for the six-month period ended December 31, 2005

Class A	Class B	Class C	Russell 1000® Growth Index
15.23%	14.86%	14.80%	7.11%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

The fund's outperformance versus the Russell 1000 Growth Index was fuelled by strong stock selection, particularly in the consumer discretionary, utilities and energy sectors. Within consumer discretionary, positive stock selection across a range of industries—including commercial services, consumer electronics, and casino and gambling—had a favorable impact on relative performance. Wireless companies and gas distributors were standouts within the utilities sector. Within the energy sector, the fund was well served by select exposure to the crude oil producer industry.

Health care stocks were also represented among the notable contributors. Here, relative performance benefited from stock selection in the medical and dental instruments and supply industry. Within the materials and processing sector, exposure to the agriculture, fishing and ranching industry provided an additional boost.

Although many holdings within the consumer discretionary sector contributed positively to the fund's overall performance, an overweight to the sector tempered the fund's overall gains. Moreover, stock selection was not uniformly strong across the sector; pockets of weakness existed in the toy, entertainment, hotel/motel, and education services industries. A sector overweight in utilities detracted from the pace of gains, as did stock selection in computer technology companies.

As of the close of the period, internet software and services was the largest sector weighting in the fund, followed by internet retail and oil and gas exploration and production. The fund's consumer discretionary position is overweighted versus the Russell benchmark, while health care and technology are underweighted versus the index.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

3

Top Ten Holdings as of 12/31/05
Google, Inc., Class A	4.9%
eBay, Inc.	4.6
Ultra Petroleum Corp.	4.3
Monsanto Co.	4.2
America Movil SA de CV, Series L	4.1
Costco Wholesale Corp.	4.0
Berkshire Hathaway, Inc., Class B	3.6
Yahoo!, Inc.	3.4
UnitedHealth Group, Inc.	3.2
Sears Holdings Corp.	3.0
Summary of Investments by Industry Classification as of 12/31/05
Internet Software & Services	8.3%
Internet Retail	7.1
Oil & Gas Exploration & Production	5.6
Wireless Telecommunication Services	5.4
Fertilizers & Agricultural Chemicals	4.2
Diversified Commercial Services	4.1
Computer Hardware	4.1
Hypermarkets & Super Centers	4.0
Property & Casualty	3.6
Specialized Finance	3.5
Managed Health Care	3.1
General Merchandise Stores	3.0
Hotels, Resorts & Cruise Lines	2.9
Air Freight & Logistics	2.8
Health Care Equipment	2.8
Data Processing & Outsourcing Services	2.7
Other Diversified Financial Services	2.7
Home Improvement Retail	2.6
Tobacco	2.3
Home Entertainment Software	2.3
Casinos & Gaming	2.2
Motorcycle Manufacturers	2.2
Biotechnology	2.0
Publishing	1.9
Human Resources & Employment Services	1.7

(continued on next page)

4

Summary of Investments by Industry Classification as of 12/31/05

(continued from previous page)

Homebuilding	1.5%
Semiconductors	1.5
Insurance Brokers	1.5
Thrifts & Mortgage Finance	1.5
Industrial Conglomerates	1.3
Gas Utilities	1.3
Health Care Supplies	1.2
Communications Equipment	1.0
Total Long-Term Investments	97.9%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	–0.5
Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

5

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

6

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

7

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/05	12/31/05	7/1/05-12/31/05
Class A
Actual	$1,000.00	$1,152.33	$6.46
Hypothetical	1,000.00	1,019.21	6.06
(5% annual return before expenses)
Class B
Actual	1,000.00	1,148.63	10.56
Hypothetical	1,000.00	1,015.41	9.91
(5% annual return before expenses)
Class C
Actual	1,000.00	1,147.99	10.56
Hypothetical	1,000.00	1,015.41	9.91
(5% annual return before expenses)
Class I
Actual	1,000.00	1,103.07	3.80
Hypothetical	1,000.00	1,020.42	4.84
(5% annual return before expenses)

*  Expenses are equal to the Fund's annualized expense ratio of 1.19%, 1.95%, 1.95% and 0.95% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) except for Class I Shares "Actual" information which reflects the period from Commencement of Operations through December 31, 2005.

Assumes all dividends and distributions were reinvested.

8

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited)

Description	Number of Shares	Value
Common Stocks 97.9%
Air Freight & Logistics 2.8%
C.H. Robinson Worldwide, Inc.	124,880	$4,624,306
Expeditors International of Washington, Inc.	71,110	4,800,636
		9,424,942
Biotechnology 2.0%
Genentech, Inc. (a)	71,333	6,598,302
Casinos & Gaming 2.2%
International Game Technology	244,896	7,537,899
Communications Equipment 1.0%
Corning, Inc. (a)	163,102	3,206,585
Computer Hardware 4.1%
Apple Computer, Inc. (a)	80,590	5,793,615
Dell, Inc. (a)	265,959	7,976,110
		13,769,725
Data Processing & Outsourcing Services 2.7%
Iron Mountain, Inc. (a)	108,929	4,598,982
Paychex, Inc.	119,009	4,536,623
		9,135,605
Diversified Commercial Services 4.1%
Apollo Group, Inc., Class A (a)	117,789	7,121,523
Corporate Executive Board Co.	76,010	6,818,097
		13,939,620
Fertilizers & Agricultural Chemicals 4.2%
Monsanto Co.	180,858	14,021,921
Gas Utilities 1.3%
Questar Corp.	57,190	4,329,283
General Merchandise Stores 3.0%
Sears Holdings Corp. (a)	88,547	10,229,835
Health Care Equipment 2.8%
Alcon, Inc. (Switzerland)	35,281	4,572,418
St. Jude Medical, Inc. (a)	94,937	4,765,837
		9,338,255

See Notes to Financial Statements

9

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Health Care Supplies 1.2%
Dade Behring Holdings, Inc.	102,687	$4,198,871
Home Entertainment Software 2.3%
Electronic Arts, Inc. (a)	145,643	7,618,585
Home Improvement Retail 2.6%
Home Depot, Inc.	216,307	8,756,107
Homebuilding 1.5%
Pulte Homes, Inc.	127,303	5,010,646
Hotels, Resorts & Cruise Lines 2.9%
Carnival Corp. (Panama)	181,049	9,680,690
Human Resources & Employment Services 1.7%
Monster Worldwide, Inc. (a)	142,012	5,796,930
Hypermarkets & Super Centers 4.0%
Costco Wholesale Corp.	269,799	13,346,957
Industrial Conglomerates 1.3%
Tyco International Ltd. (Bermuda)	156,135	4,506,056
Insurance Brokers 1.5%
Marsh & McLennan Cos., Inc.	154,765	4,915,336
Internet Retail 7.1%
Amazon.com, Inc. (a)	175,260	8,263,509
eBay, Inc. (a)	361,482	15,634,097
		23,897,606
Internet Software & Services 8.3%
Google, Inc., Class A (a)	40,054	16,616,802
Yahoo!, Inc. (a)	288,499	11,303,391
		27,920,193
Managed Health Care 3.1%
UnitedHealth Group, Inc.	170,554	10,598,226
Motorcycle Manufacturers 2.2%
Harley-Davidson, Inc.	145,839	7,509,250

See Notes to Financial Statements

10

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Oil & Gas Exploration & Production 5.6%
Southwestern Energy Co. (a)	123,673	$4,444,808
Ultra Petroleum Corp. (Canada) (a)	260,207	14,519,551
		18,964,359
Other Diversified Financial Services 2.7%
Brookfield Asset Management, Inc., Class A (Canada)	177,702	8,943,742
Property & Casualty 3.6%
Berkshire Hathaway, Inc., Class B (a)	4,075	11,962,163
Publishing 1.9%
Getty Images, Inc. (a)	72,282	6,452,614
Semiconductors 1.5%
Marvell Technology Group Ltd. (Bermuda) (a)	89,286	5,008,052
Specialized Finance 3.5%
Chicago Mercantile Exchange Holdings, Inc.	18,288	6,720,657
Moody's Corp.	84,071	5,163,641
		11,884,298
Thrifts & Mortgage Finance 1.5%
Countrywide Financial Corp.	143,145	4,894,128
Tobacco 2.3%
Altria Group, Inc.	102,963	7,693,395
Wireless Telecommunication Services 5.4%
America Movil SA de CV, Series L—ADR (Mexico)	466,156	13,639,725
Crown Castle International Corp. (a)	172,728	4,648,110
		18,287,835
Total Long-Term Investments 97.9% (Cost $259,689,440)		329,378,011
Repurchase Agreement 2.6%
State Street Bank & Trust Co. ($8,727,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $8,730,995) (Cost $8,727,000)		8,727,000

See Notes to Financial Statements

11

Van Kampen Equity Growth Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Value
Total Investments 100.5% (Cost $268,416,440)	$338,105,011
Liabilities in Excess of Other Assets (0.5%)	(1,696,235)
Net Assets 100.0%	$336,408,776

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR—American Depositary Receipt

See Notes to Financial Statements

12

Van Kampen Equity Growth Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (Unaudited)

Assets:
Total Investments (Cost $268,416,440)	$338,105,011
Cash	968
Receivables:
Fund Shares Sold	583,471
Dividends	427,081
Interest	1,998
Other	126,512
Total Assets	339,245,041
Liabilities:
Payables:
Fund Shares Repurchased	2,052,737
Distributor and Affiliates	347,664
Investment Advisory Fee	145,777
Directors' Deferred Compensation and Retirement Plans	194,635
Accrued Expenses	95,452
Total Liabilities	2,836,265
Net Assets	$336,408,776
Net Assets Consist of:
Capital (Par value of $.001 per share with 1,500,000,000 shares authorized)	$461,640,118
Net Unrealized Appreciation	69,688,571
Accumulated Net Investment Loss	(1,339,935)
Accumulated Net Realized Loss	(193,579,978)
Net Assets	$336,408,776
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $191,828,868 and 17,244,849 shares of beneficial interest issued and outstanding)	$11.12
Maximum sales charge (5.75%* of offering price)	.68
Maximum offering price to public	$11.80
Class B Shares:
Net asset value and offering price per share (Based on net assets of $110,728,088 and 10,537,068 shares of beneficial interest issued and outstanding)	$10.51
Class C Shares:
Net asset value and offering price per share (Based on net assets of $32,788,286 and 3,109,125 shares of beneficial interest issued and outstanding)	$10.55
Class I Shares:
Net asset value and offering price per share (Based on net assets of $1,063,534 and 95,536 shares of beneficial interest issued and outstanding)	$11.13

*On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

13

Van Kampen Equity Growth Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends	$1,148,592
Interest	102,595
Total Income	1,251,187
Expenses:
Distribution (12b-1) and Service Fees (Attributed to Classes A , B and C of $209,761, $552,339 and $159,422, respectively)	921,522
Investment Advisory Fee	789,132
Shareholder Services	475,248
Legal	29,539
Custody	24,761
Directors' Fees and Related Expenses	9,469
Other	161,524
Total Expenses	2,411,195
Less Credits Earned on Cash Balances	5,390
Net Expenses	2,405,805
Net Investment Loss	$(1,154,618)
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$15,434,653
Foreign Currency Transactions	33
Net Realized Gain	15,434,686
Unrealized Appreciation/Depreciation:
Beginning of the Period	40,726,130
End of the Period	69,688,571
Net Unrealized Appreciation During the Period	28,962,441
Net Realized and Unrealized Gain	$44,397,127
Net Increase in Net Assets From Operations	$43,242,509

See Notes to Financial Statements

14

Van Kampen Equity Growth Fund

Financial Statements continued

Statement of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2005	For The Year Ended June 30, 2005
From Investment Activities:
Operations:
Net Investment Loss	$(1,154,618)	$(1,088,825)
Net Realized Gain	15,434,686	5,367,583
Net Unrealized Appreciation During the Period	28,962,441	16,074,211
Net Change in Net Assets from Investment Activities	43,242,509	20,352,969
From Capital Transactions:
Proceeds from Shares Sold	61,028,546	211,411,840
Cost of Shares Repurchased	(62,545,269)	(48,474,718)
Net Change in Net Assets from Capital Transactions	(1,516,723)	162,937,122
Total Increase in Net Assets	41,725,786	183,290,091
Net Assets:
Beginning of the Period	294,682,990	111,392,899
End of the Period (Including accumulated net investment loss of $1,339,935 and $185,317, respectively)	$336,408,776	$294,682,990

See Notes to Financial Statements

15

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$9.65	$9.25	$8.06	$8.38	$10.76	$15.42
Net Investment Loss (a)	(.02)	(.04)	(.04)	(.02)	(.06)	(.09)
Net Realized and Unrealized Gain/Loss	1.49	.44	1.23	(.30)	(2.32)	(3.85)
Total from Investment Operations	1.47	.40	1.19	(.32)	(2.38)	(3.94)
Less Distributions from Net Realized Gain	-0-	-0-	-0-	-0-	-0-	.72
Net Asset Value, End of the Period	$11.12	$9.65	$9.25	$8.06	$8.38	$10.76
Total Return* (b)	15.23%**	4.32%	14.76%	–3.82%	–22.12%	–26.15%
Net Assets at End of the Period (In millions)	$191.8	$156.2	$57.0	$34.4	$31.0	$38.3
Ratio of Expenses to Average Net Assets*	1.19%	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets*	(.38%)	(.41%)	(.49%)	(.30%)	(.60%)	(.68%)
Portfolio Turnover	35%**	154%	135%	186%	115%	71%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	1.59%	1.67%	1.75%	1.60%	1.58%
Ratio of Net Investment Loss to Average Net Assets	N/A	(.50%)	(.66%)	(.55%)	(.70%)	(.76%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

16

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$9.15	$8.84	$7.76	$8.12	$10.51	$15.19
Net Investment Loss (a)	(.06)	(.10)	(.11)	(.08)	(.13)	(.18)
Net Realized and Unrealized Gain/Loss	1.42	.41	1.19	(.28)	(2.26)	(3.78)
Total from Investment Operations	1.36	.31	1.08	(.36)	(2.39)	(3.96)
Less Distributions from Net Realized Gain	-0-	-0-	-0-	-0-	-0-	.72
Net Asset Value, End of the Period	$10.51	$9.15	$8.84	$7.76	$8.12	$10.51
Total Return* (b)	14.86%**	3.51%	13.92%	–4.55%	–22.65%	–26.70%
Net Assets at End of the Period (In millions)	$110.7	$108.1	$33.6	$28.7	$30.4	$43.4
Ratio of Expenses to Average Net Assets*	1.95%	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets*	(1.16%)	(1.19%)	(1.24%)	(1.05%)	(1.35%)	(1.43%)
Portfolio Turnover	35%**	154%	135%	186%	115%	71%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	2.34%	2.42%	2.50%	2.35%	2.33%
Ratio of Net Investment Loss to Average Net Assets	N/A	(1.28%)	(1.41%)	(1.30%)	(1.45%)	(1.51%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

17

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003		2002	2001
Net Asset Value, Beginning of the Period	$9.19	$8.87	$7.79	$8.12		$10.50	$15.18
Net Investment Loss (a)	(.06)	(.09)	(.11)	(.06)		(.13)	(.18)
Net Realized and Unrealized Gain/Loss	1.42	.41	1.19	(.27)		(2.25)	(3.78)
Total from Investment Operations	1.36	.32	1.08	(.33)		(2.38)	(3.96)
Less Distributions from Net Realized Gain	-0-	-0-	-0-	-0-		-0-	.72
Net Asset Value, End of the Period	$10.55	$9.19	$8.87	$7.79		$8.12	$10.50
Total Return* (b)	14.80%**	3.61%	13.86%	–4.06	%(c)	–22.67%	–26.72%
Net Assets at End of the Period (In millions)	$32.8	$30.4	$20.9	$15.7		$15.7	$13.6
Ratio of Expenses to Average Net Assets*	1.95%	2.25%	2.25%	2.25%		2.25%	2.25%
Ratio of Net Investment Loss to Average Net Assets*	(1.16%)	(1.11%)	(1.24%)	(.81	%)(c)	(1.36%)	(1.43%)
Portfolio Turnover	35%**	154%	135%	186%		115%	71%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A	2.34%	2.42%	2.50%		2.35%	2.33%
Ratio of Net Investment Loss to Average Net Assets	N/A	(1.20%)	(1.41%)	(1.06	%)(c)	(1.46%)	(1.51%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in a decrease to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .21% and .24%, respectively.

N/A=Not Applicable

See Notes to Financial Statements

18

Van Kampen Equity Growth Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated.

Class I Shares	August 12, 2005 (Commencement of Operations) to December 31, 2005
Net Asset Value, Beginning of the Period	$10.09
Net Investment Loss	(.01	)(a)
Net Realized and Unrealized Gain	1.05
Total from Investment Operations	1.04
Net Asset Value, End of the Period	$11.13
Total Return (b)	10.31	%*
Net Assets at End of the Period (In millions)	$1.1
Ratio of Expenses to Average Net Assets .	.95%
Ratio of Net Investment Loss to Average Net Assets	(.26%)
Portfolio Turnover	35	%*

*  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

See Notes to Financial Statements

19

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Equity Growth Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium- and large-capitalization companies. The Fund commenced operations on May 29, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

20

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

The Fund intends to utilize provisions of the federal income tax law section 382 which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $205,425,081, which will expire according to the following schedule.

Amount	Expiration
$87,136,488	June 30, 2009
96,403,579	June 30, 2010
21,885,014	June 30, 2011

At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$272,046,632
Gross tax unrealized appreciation	$69,072,626
Gross tax unrealized depreciation	(3,014,247)
Net tax unrealized appreciation on investments	$66,058,379

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2005, the Fund's custody fee was reduced by $5,390 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.50%
Next $1 billion	.45%
Next $1 billion	.40%
Over $3 billion	.35%

The Adviser has agreed to waive all expenses in excess of 1.50% of Class A average net assets, 2.25% of Class B average net assets, 2.25% of Class C average net assets and 1.25% of Class I

21

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

average net assets. For the six months ended December 31, 2005, the Adviser did not waive any of its advisory fees. This waiver is voluntary and can be discontinued at any time.

For the six months ended December 31, 2005, the Fund recognized expenses of approximately $4,500, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $40,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $405,500 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $116,609 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc. ("Morgan Stanley"), an affiliate of the Adviser, totaling $3,639.

For the six months ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $71,000 and CDSC on redeemed shares of approximately $55,700. Sales charges do not represent expenses of the Fund.

22

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2005 and the year ended June 30, 2005, transactions were as follows:

	For The Six Months Ended December 31, 2005		For The Year Ended June 30, 2005
	Shares	Value	Shares	Value
Sales:
Class A	3,995,571	$42,674,760	12,287,603	$109,511,014
Class B	705,603	7,093,165	9,973,356	83,614,122
Class C	347,815	3,569,945	2,168,422	18,286,704
Class I	762,183	7,690,676	-0-	-0-
Total Sales	5,811,172	$61,028,546	24,429,381	$211,411,840
Repurchases:
Class A	(2,930,127)	$(30,243,927)	(2,263,516)	$(20,802,631)
Class B	(1,982,268)	(19,452,381)	(1,959,341)	(17,097,765)
Class C	(543,146)	(5,472,766)	(1,214,981)	(10,574,322)
Class I	(666,647)	(7,376,195)	-0-	-0-
Total Repurchases	(6,122,188)	$(62,545,269)	(5,437,838)	$(48,474,718)

On April 22, 2005, the Fund acquired all of the assets and liabilities of the Van Kampen Focus Equity Fund ("Focus Equity") through a tax free reorganization approved by Focus Equity shareholders on April 14, 2005. The Fund issued 8,563,341, 9,283,580 and 1,880,684 shares of Classes A, B and C valued at $75,357,402, $77,610,726 and $15,778,937, respectively, in exchange for Focus Equity's net assets. The shares of Focus Equity were converted into Fund shares at a ratio 1.736 to 1, 1.695 to 1 and 1.689 to 1 for Classes A, B and C, respectively. Net unrealized appreciation on Focus Equity as of April 22, 2005 was $7,883,885. Shares issued in connection with this reorganization are included in proceeds from shares sold for the year ended June 30, 2005. Combined net assets on the day of reorganization were $277,866,677. Included in these net assets was a capital loss carryforward of $160,678,224, deferred compensation and pension of $96,451 and the deferral of losses related to wash sale transactions of $547,419.

4.  Redemption Fee

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sales or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended December 31, 2005, the Fund received redemption fees of approximately $800, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $107,341,181 and $113,511,308, respectively.

23

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

6.  Distribution and Service Plans

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $678,900 and $37,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12B-1 fees will be refunded to the Fund on a quarterly basis.

Included in the fees for the six months ended December 31, 2005 are payments retained by Van Kampen of approximately $433,600 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $82,300.

7.  Legal Matters

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

24

Van Kampen Equity Growth Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

The Adviser and Van Kampen Series Fund, Inc. are named as defendants in a recently filed class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

25

Van Kampen Equity Growth Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison

President and Principal Executive Officer

Joseph J. McAlinden

Executive Vice President and Chief Investment Officer

Amy R. Doberman

Vice President

Stefanie V. Chang

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

Phillip G. Goff

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Custodian

State Street Bank
and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC

468, 568, 668
EQG SAR 2/06
RN06-00278P-Y12/05

SEMIANNUAL REPORT

December 31, 2005

MUTUAL FUNDS

Van Kampen

Global Equity
Allocation Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Equity Allocation Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/05

Average Annual Total Returns

	A Shares since 1/04/93		B Shares since 8/01/95		C Shares since 1/04/93
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	8.42%	7.93%	6.97%	6.97%	7.63%	7.63%
10-year	6.86	6.24	6.30	6.30	6.08	6.08
5-year	1.99	0.79	1.61	1.33	1.24	1.24
1-year	10.59	4.25	10.52	5.52	9.74	8.74
6-month	11.97	5.55	11.91	6.91	11.55	10.55

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares seven years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

MSCI World Index with Net Dividends measures the performance of securities with reinvested dividends on the exchanges of North America, Europe, and Asia. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Fund Report

For the six-month period ended December 31, 2005

Van Kampen Global Equity Allocation Fund is managed by the Adviser's Active International Allocation team.1 Ann D. Thivierge, Managing Director of the Adviser, is a current member.

Market Conditions

Although high oil prices, natural disasters, and concerns of inflation cast a shadow, global markets advanced during the six-month period ended December 31, 2005. Global earnings growth was healthy and supported by quiescent labor costs and reform-driven productivity.

Despite the devastation of the Gulf Coast hurricanes, economic growth remained on track in the United States. Unemployment was low; and generally, corporations continued to post good earnings (with the auto industry a notable exception). In this environment, the Federal Open Market Committee maintained its steady course of monetary tightening.

Among developed markets, Japan delivered standout performance. A nascent recovery in real estate, firming corporate profitability, improved quality of banks' balance sheets, rising employment and a clear popular mandate for change were among the factors supporting the surge in Japanese equities.

The Asia ex-Japan and Europe regions both posted respectable gains. In our view, it was a testament to the mystery of the markets that European equities did so well—given poor economic performance, a European Union constitutional crisis, French immigrant riots, and a stalemated German election. The European Central Bank remained largely on hold, however; the weak Euro helped exports and business sentiment, and corporate profits were often very strong. The United Kingdom continued to struggle with slowing consumer spending and a cooling housing market, although the climate improved as the year progressed and the Bank of England implemented a rate cut in the fourth quarter.

Emerging markets bested the developed markets for the reporting period overall. Strong macroeconomic growth, good corporate governance, a healthy consumer and attractive commodity prices helped support investors' appetites for the region.

As the period came to a close, the baton of economic growth seemed to be passing with decent precision from Chinese fixed investment and the U.S. consumer to the Chinese consumer, U.S. business, Japan and Europe.

1Team members may change without notice from time to time.

Performance Analysis

The fund returned 11.97 percent for the six months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the MSCI All Country World Index and the MSCI World Index with net dividends, returned 9.49 percent and 10.25 percent for the period, respectively.

Total Return for the six-month period ended December 31, 2005

Class A	Class B	Class C	MSCI All Country World Index	MSCI World Index with net dividends
11.97%	11.91%	11.55%	9.49%	10.25%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

We remained fully invested throughout the period. We followed our long-standing discipline of trying to identify the major regions and sectors that offered the most upside. Our philosophy is to make medium-term investment decisions, based on at least a six-month outlook.

For the semiannual period, the fund benefited from its overweighted exposure to Japan relative to the MSCI All Country World Index, as well as from underweights to the United States and the United Kingdom. Performance was further boosted by allocations in emerging markets, most notably, Russia, Turkey and Brazil. Performance was hindered by an overweight to Hong Kong and Singapore relative to the All Country benchmark.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

Top 10 Holdings as of 12/31/05
Exxon Mobil Corp.	1.8%
General Electric Co.	1.7
Citigroup, Inc.	1.3
Microsoft Corp.	1.2
Procter & Gamble Co.	1.0
Toyota Motor Corp.	0.9
Intel Corp.	0.8
Bank of America Corp.	0.8
ChevronTexaco Corp.	0.7
Wal-Mart Stores, Inc.	0.7
Summary of Investments by Countries as of 12/31/05
United States	44.4%
Japan	14.4
United Kingdom	6.1
Canada	4.2
Switzerland	2.3
Australia	2.0
Brazil	1.9
France	1.9
Turkey	1.6
Germany	1.5
Russia	1.4
Republic of Korea	1.3
Hong Kong	1.2
South Africa	1.2
Mexico	1.2
Sweden	0.9
Bermuda	0.7
Finland	0.7
Singapore	0.7
Spain	0.6
Netherlands Antilles	0.5
Poland	0.5
Belgium	0.4
Austria	0.4
Cayman Islands	0.4
Netherlands	0.3

(continued on next page)

Summary of Investments by Countries as of 12/31/05

(continued from previous page)

Italy	0.3%
Israel	0.3
Ireland	0.3
Denmark	0.2
Norway	0.2
Hungary	0.1
Greece	0.1
Portugal	0.0
Luxembourg	0.0
Panama	0.0
New Zealand	0.0
Total Long-Term Investments	94.2%
Short-Term Investments	4.3
Foreign Currency	0.1
Other Assets in Excess of Liabilities	1.4
Net Assets	100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including managment fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/05 - 12/31/05.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/05	12/31/05	7/1/05-12/31/05
Class A
Actual	$1,000.00	$1,119.68	$9.08
Hypothetical (5% annual return before expenses)	1,000.00	1,016.61	8.64
Class B
Actual	1,000.00	1,119.12	10.04
Hypothetical (5% annual return before expenses)	1,000.00	1,015.71	9.55
Class C
Actual	1,000.00	1,115.52	13.06
Hypothetical (5% annual return before expenses)	1,000.00	1,012.81	12.43

*  Expenses are equal to the Fund's annualized expense ratio of 1.70%, 1.88%, and 2.45% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited)

Description	Number of Shares	Value
Common Stocks 92.3%
Australia 2.0%
Alumina, Ltd.	22,157	$120,525
Amcor, Ltd.	17,205	94,219
AMP, Ltd.	12,959	73,057
Ansell, Ltd.	1,626	13,172
Australia and New Zealand Banking Group, Ltd.	14,090	247,389
Australian Gas & Light Co., Ltd.	4,531	57,100
BHP Biliton, Ltd.	68,508	1,142,578
BlueScope Steel, Ltd.	13,998	71,526
Boral, Ltd.	11,398	67,683
Brambles Industries Plc	9,647	71,571
Caltex Australia, Ltd.	9,840	139,802
Coca-Cola Amatil, Ltd.	5,002	28,272
Coles Myer, Ltd.	10,467	78,345
Commonwealth Bank of Australia	11,642	364,861
CSL, Ltd.	840	26,172
CSR, Ltd.	18,491	47,174
Fairfax	9,776	28,739
Foster's Group, Ltd.	19,893	81,376
Insurance Australia Group, Ltd.	16,561	65,804
Leighton Holdings, Ltd.	2,104	27,579
Lend Lease Corp., Ltd.	4,129	43,831
Macquarie Bank, Ltd.	2,036	101,720
Macquarie Infrastructure Group, Ltd.	22,052	57,552
Mayne Nickless, Ltd.	8,774	22,706
Mayne Pharma, Ltd. (a)	8,774	16,338
National Australia Bank, Ltd.	15,529	368,852
Newcrest Mining, Ltd.	6,346	113,050
OneSteel, Ltd.	10,851	26,649
Orica, Ltd.	5,470	81,805
Origin Energy, Ltd.	70,499	388,138
PaperlinX, Ltd.	8,808	24,795
Patrick Corp., Ltd.	9,102	49,378
QBE Insurance Group, Ltd.	6,765	97,205
Rinker Group, Ltd.	18,185	219,302
Rio Tinto, Ltd.	5,942	300,570
Santos, Ltd.	51,772	464,937
Stockland Trust Group	384	1,830
Stockland Trust Group	8	38
Suncorp-Metway, Ltd.	5,372	78,961
Tabcorp Holdings, Ltd.	3,953	45,121
Telstra Corp., Ltd.	21,034	60,601
Transurban Group	5,387	26,065
Wesfarmers, Ltd.	3,661	99,223

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Australia (Continued)
Westpac Banking Corp., Ltd.	16,465	$274,604
Woodside Petroleum, Ltd.	28,322	813,697
Woolworths, Ltd.	9,780	120,810
		6,744,722
Austria 0.4%
Bank of Austria Creditanstalt, AG	1,024	113,945
Boehler-Udderholm, AG	121	20,471
Erste Bank Der Oester Spark, AG	7,203	401,225
Flughafen Wein, AG	745	53,353
IMMOFINANZ Immobilien Anlagen (a)	9,988	95,899
Oesterreichish Elektrizitaets, AG, Class A	601	214,382
OMV, AG	5,627	329,759
RHI, AG (a)	826	22,296
Telekom Austria, AG	7,148	160,788
Voestalpine, AG	230	23,186
Wienerberger Baustoffindustrie, AG	1,084	43,377
		1,478,681
Belgium 0.4%
AGFA-Gevaert, NV	970	17,697
Bekaert, SA	82	7,664
Belgacom, SA	1,334	43,510
Dexia	10,623	244,992
Fortis, AG	27,688	883,416
KBC Bankverzekerin Holdings	1,460	135,946
Solvay, SA	731	80,572
UCB, SA	1,480	69,526
Umicore	263	31,012
		1,514,335
Bermuda 0.7%
Accenture, Ltd., Class A	5,600	161,672
Cheung Kong Infrastructure	10,000	31,211
Esprit Holdings, Ltd.	29,500	209,637
Everest Re Group, Ltd.	100	10,035
Ingersoll-Rand Co. Ltd., Class A	6,300	254,331
Johnson Electric Holdings, Ltd.	47,500	45,027
Kerry Properties, Ltd.	10,852	28,762
Li & Fung, Ltd.	49,000	94,478
Marvell Technology Group, Ltd. (a)	3,700	207,533
Nabors Industries, Ltd. (a)	1,800	136,350
SCMP Group, Ltd.	8,000	2,966
Shangri-La Asia, Ltd.	31,004	51,782
Tyco International, Ltd.	31,300	903,318
Weatherford International, Ltd. (a)	5,554	201,055

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Bermuda (Continued)
Yue Yuen Industrial Holding	11,000	$30,573
		2,368,730
Brazil 0.2%
Ambev Cia De Bebid Companhia de Bebidas das Americas	176,049	56,618
Arcelor Brasil SA	3,978	47,635
Companhia Brasileira de Distribuicao—ADR	650	21,385
Sider Nacional Cia	4,861	104,567
Souza Cruz (Cia) Npv	4,500	55,810
Uniao de Bancos Brasileiros SA—ADR	4,100	260,637
		546,652
Canada 4.2%
Abitibi-Consolidated, Inc.	9,450	37,883
Agrium, Inc.	3,950	87,057
Alcan, Inc.	6,745	277,123
ATI Technologies, Inc. (a)	1,700	28,956
Bank of Montreal	8,100	452,923
Bank of Nova Scotia	15,200	603,319
Barrick Gold Corp.	8,100	225,834
BCE, Inc.	7,700	184,609
Biovail Corp. (a)	3,600	85,258
Bombardier, Inc., Class B (a)	22,300	52,947
Brookfield Asset Management Inc., Class A	3,400	171,426
CAE, Inc.	3,000	21,988
Cameco Corp.	3,200	203,130
Canadian Imperial Bank of Commerce	6,200	407,538
Canadian Natural Resources, Ltd.	14,100	699,026
Canadian Pacific Railway, Ltd.	3,850	161,326
Canadian Tire Corp., Class A	1,700	101,697
Celestica, Inc. (a)	4,500	47,770
CI Financial, Inc.	7,700	165,599
Cognos, Inc. (a)	900	31,395
Dofasco, Inc.	2,900	162,108
Domtar, Inc. (a)	10,100	58,300
Enbridge, Inc.	6,700	209,452
EnCana Corp.	30,432	1,375,978
Fairfax Financial Holdings, Ltd.	100	14,452
Fairmont Hotels & Resorts, Inc.	1,825	77,226
Falconbridge, Ltd.	9,450	280,464
Four Seasons Hotels, Inc.	600	29,854
George Weston, Ltd.	2,800	207,895
Glamis Gold, Ltd. (a)	1,500	41,253
Goldcorp, Inc.	2,000	44,561
Hudson's Bay Co.	700	8,924

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Canada (Continued)
Husky Energy, Inc.	5,400	$274,076
IGM Financial, Inc.	775	30,748
Imperial Oil, Ltd.	5,400	536,121
Inco, Ltd.	6,250	271,517
Kinross Gold Corp. (a)	3,400	31,413
Magna International, Inc., Class A	2,600	187,879
Manulife Financial Corp.	5,122	301,174
Manulife Financial Corp.	5,756	338,046
MDS, Inc., Class B	7,600	131,477
Meridian Gold, Inc. (a)	1,100	24,111
Methanex Corp.	600	11,283
MI Devolpments, Inc., Class A	1,450	49,994
National Bank of Canada	1,900	98,592
Nexen, Inc.	9,300	443,379
Nortel Networks Corp. (a)	72,864	222,519
Nova Chemicals Corp.	600	20,032
Novelis, Inc.	1,629	34,179
Petro-Canada	13,000	521,700
Placer Dome, Inc.	6,700	153,429
Potash Corp. of Saskatchewan, Inc.	3,200	256,286
Power Corp. of Canada	9,500	258,738
Rogers Communication, Inc., Class B	6,000	253,946
Royal Bank of Canada	9,300	726,511
Shell Canada, Ltd.	5,800	209,807
Sun Life Financial, Inc.	4,589	184,476
Suncor Energy, Inc.	13,100	826,265
Talisman Energy, Inc.	13,700	725,984
Teck Cominco, Ltd.	4,793	255,844
Thomson Corp.	4,900	167,176
TransAlta Corp.	3,100	67,763
TransCanada Corp.	6,944	218,932
		14,390,668
Cayman Islands 0.4%
ACE, Ltd.	1,400	74,816
ASM Pacific Technology, Ltd.	1,000	5,675
GlobalSantaFe Corp.	5,398	259,914
Hutchison Telecommunications International, Ltd. (a)	40,000	57,779
Noble Corp.	200	14,108
Seagate Technology (a)	4,100	81,959
Transocean, Inc. (a)	11,100	773,559
XL Capital, Ltd.	2,400	161,712
		1,429,522

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Denmark 0.2%
Danske Bank A/S	9,451	$332,930
DSV A/S	200	24,691
GN Store Nord A/S (GN Great Nordic)	4,500	58,910
Novo-Nordisk A/S	3,650	205,320
Novozymes A/S	581	31,807
TDC A/S	2,200	131,784
Vestas Wind Systems A/S (a)	2,300	37,774
		823,216
Finland 0.7%
Cargotec Corp. (a)	635	22,020
Fortum Oyj	6,597	123,713
Kesko Oyj	5,585	158,359
Kone Oyj, Class B (a)	1,270	50,414
Metso Oyj	3,523	96,431
Neste Oil Oyj (a)	1,799	50,860
Nokia Oyj	67,370	1,232,282
Outokumpu Oyj	4,356	64,721
Sampo Oyj, Class A	8,129	141,664
Stora Enso Oyj	6,653	90,107
TietoEnator Oyj	3,582	130,826
UPM-Kymmene Oyj	5,849	114,672
Uponor Oyj	484	10,314
Wartsila Oyj	782	23,145
		2,309,528
France 1.9%
Accor, SA	2,412	132,670
Air Liquide	762	146,596
Alcatel, SA (a)	11,294	139,994
Alstom (a)	889	51,172
Atos Origin (a)	43	2,833
Autoroutes du Sud de La France	720	42,620
Axa	17,313	558,744
BNP Paribas, SA	8,212	664,511
Bouygues, SA	2,189	107,031
Business Objects, SA (a)	289	11,698
Cap Gemini, SA (a)	1,641	65,880
Carrefour, SA	1,752	82,097
Casino Guichard	172	11,454
CNP Assurances	659	51,961
Compagnie de Saint-Gobain	2,496	148,489
Credit Agricole, SA	3,831	120,690
Dassault Systemes, SA	332	18,745
Essilor International, SA	392	31,651

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
France (Continued)
France Telecom, SA	9,568	$237,765
Gecina, SA	469	53,859
Hermes International	99	24,766
Imerys, SA	391	28,283
Klepierre	424	39,807
Lafarge, SA	1,199	107,882
Lagardere SCA	916	70,489
LVMH Moet-Hennessy Louis Vuitton	1,535	136,387
Michelin (C.G.D.E.)	715	40,191
Neopost, SA	277	27,777
Peugeot, SA	794	45,779
PPR, SA	426	47,988
Publicis Groupe	946	32,927
Renault, SA	801	65,338
Safran, SA	799	19,108
Sanofi-Aventis, SA	8,002	701,044
Schneider Electric, SA	1,766	157,539
Societe BIC, SA	522	31,054
Societe Generale	2,362	290,543
Societe Television Francaise	1,162	32,246
Sodexho Alliance, SA	1,406	57,927
Suez, SA	764	9
Suez, SA	5,811	180,935
Suez, SA (a)	764	23,770
Thales, SA	1,032	46,794
Thomson, SA	1,747	36,608
Total, SA, Class B	4,517	1,134,777
Unibail	621	82,637
Valeo, SA	728	27,072
Veolia Environnement	517	23,406
Vinci, SA	1,175	101,062
Vivendi Universal, SA	5,495	172,136
Zodiac, SA	135	8,671
		6,475,412
Germany 1.5%
Adidas-Salomon, AG	276	52,281
Allianz, AG	4,095	620,262
Altana, AG	753	41,008
BASF, AG	3,454	264,612
Bayer, AG	4,212	175,977
Bayerische Hypo-und Vereinsbank, AG (a)	9,447	286,430
Commerzbank, AG	10,347	318,740
Continental, AG	503	44,651

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Germany (Continued)
DaimlerChrysler, AG	3,392	$173,241
Deutsche Bank, AG	5,248	508,853
Deutsche Boerse, AG	2,630	269,518
Deutsche Lufthansa, AG	1,758	26,037
Deutsche Post, AG	7,994	193,818
Deutsche Telekom, AG	19,389	323,201
Douglas Holding, AG	250	9,619
E.On, AG	3,622	374,736
Epcos, AG (a)	614	8,040
Hypo Real Estate Holding, AG	1,441	75,030
Infineon Technologies, AG (a)	1,938	17,736
KarstadtQuelle, AG (a)	200	3,038
Linde, AG	586	45,629
MAN, AG	835	44,564
Merck	445	36,852
Muenchener Rueckversicherungs	992	134,331
Puma, AG	107	31,226
RWE, AG	2,070	153,290
SAP, AG	1,286	233,185
Schering, AG	1,463	98,034
Siemens, AG	5,887	504,600
ThyssenKrupp, AG	2,384	49,731
TUI, AG	1,527	31,275
Volkswagen, AG	885	46,740
Wincor Nixdorf, AG	149	15,765
		5,212,050
Greece 0.1%
Alpha Bank A.E.	720	21,020
National Bank of Greece, SA	3,880	165,092
OPAP, SA	2,900	99,909
Titan Cement Co., SA	600	24,507
		310,528
Hong Kong 1.2%
Bank of East Asia	41,429	125,030
BOC Hong Kong Holdings, Ltd.	112,000	215,950
Cathay Pacific Airways, Ltd.	31,000	54,374
Cheung Kong Holdings, Ltd.	48,000	493,084
CLP Holdings, Ltd.	54,900	318,270
Hang Lung Properties, Ltd.	58,000	90,512
Hang Seng Bank, Ltd.	20,900	273,055
Henderson Land Development Co., Ltd.	24,000	112,979
Hong Kong & China Gas Co., Ltd.	120,210	255,810
Hong Kong Electric Holdings, Ltd.	42,500	210,756

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Hong Kong (Continued)
Hong Kong Exchanges & Clearing, Ltd.	31,000	$128,539
Hopewell Holdings	19,000	47,784
Hutchison Whampoa, Ltd.	65,000	619,515
Hysan Development Co., Ltd.	19,490	48,262
Link REIT (a)	50,000	94,794
MTR Corp., Ltd.	42,707	84,272
New World Development Co., Ltd.	69,234	95,543
Pacific Century CyberWorks, Ltd.	111,400	68,604
Sino Land Co., Ltd.	22,055	26,880
Sun Hung Kai Properties, Ltd.	42,000	410,323
Swire Pacific, Ltd., Class A	29,000	259,942
Techtronic Industries Co.	27,000	64,247
Television Broadcasts, Ltd.	8,000	42,509
Wharf Holdings, Ltd.	38,000	134,530
		4,275,564
Hungary 0.1%
Gedeon Richter Rt.	300	53,901
Magyar Olaj-es Gazipari Rt.	1,300	121,616
Magyar Telekom Rt.	8,800	39,409
OTP Bank Rt.	4,700	153,550
		368,476
Ireland 0.3%
Allied Irish Banks Plc	12,324	263,356
Bank of Ireland	14,603	229,937
CRH Plc	5,908	173,743
DCC Plc	484	10,371
Elan Corp. (a)	4,650	61,217
Grafton Group Plc	3,428	36,769
Independent News & Media Plc	3,600	10,655
Irish Life & Permanent Plc	2,400	48,843
		834,891
Israel 0.3%
Bank Hapoalim B.M.	19,000	88,194
Bank Leumi Le-Israel	16,900	64,760
Bezeq Israeli Telecommunication Corp., Ltd. (a)	22,700	29,107
Check Point Software Technologies, Ltd. (a)	4,100	82,410
Elbit Systems, Ltd.	400	9,805
IDB Development Corp., Ltd.	500	14,568
Israel Chemicals, Ltd.	10,800	42,604
Israel Discount Bank (a)	9,600	17,924
Koor Industries, Ltd. (a)	200	10,977
Lipman (a)	400	9,308
Makhteshim-Agan Industries, Ltd.	5,500	31,715

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Israel (Continued)
M-Systems Flash Disk Pioneers, Ltd. (a)	700	$23,184
NICE Systems, Ltd. (a)	500	23,556
Orbotech, Ltd. (a)	700	16,779
Partner Communications Co., Ltd.	1,500	12,613
Syneron Medical, Ltd. (a)	300	9,525
Teva Pharmaceutical Industries, Ltd.	11,400	496,987
United Mizrahi Bank, Ltd. (a)	2,600	14,970
		998,986
Italy 0.3%
Alleanza Assicurazioni S.p.A	1,402	17,329
Assicurazioni Generali S.p.A	2,372	82,898
ENI S.p.A.	22,796	632,333
Riunione Adriatica di Sicurta S.p.A.	847	20,486
Telecom Italia S.p.A.	61,974	180,493
Telecom Italia S.p.A.	35,486	88,015
		1,021,554
Japan 14.4%
77th Bank, Ltd.	5,000	37,987
Acom Co., Ltd.	1,753	112,670
Advantest Corp.	2,150	216,759
Aeon Co., Ltd.	7,806	198,567
Aeon Credit Service Co., Ltd.	500	47,314
Aiful Corp.	1,450	121,105
Ajinomoto Co., Inc.	12,800	131,001
Alps Electric Co., Ltd.	3,072	42,797
Amada Co., Ltd.	5,527	48,739
Asahi Breweries, Ltd.	8,100	98,833
Asahi Glass Co., Ltd.	23,600	304,768
Asahi Kasei Corp.	23,900	161,718
Asatsu-DK, Inc.	900	28,617
Bank of Fukuoka, Ltd.	11,000	94,111
Bank of Kyoto, Ltd.	5,000	60,415
Bank of Yokohama, Ltd.	34,000	278,204
Benesse Corp.	904	31,657
Bridgestone Corp.	17,964	373,949
Canon, Inc.	15,004	877,836
Casio Computer Co., Ltd.	6,800	113,819
Central Glass Co.	2,000	11,074
Central Japan Railway Co.	31	297,028
Chiba Bank, Ltd.	13,000	109,018
Chiyoda Corp.	5,000	114,894
Chubu Electric Power Co., Inc.	9,352	222,827
Chugai Pharmaceutical Co., Ltd.	4,358	93,490

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Citizen Watch Co., Ltd.	7,500	$62,322
Coca-Cola West Japan Co., Ltd.	500	11,680
COMSYS Holdings Corp.	4,000	57,218
Credit Saison Co., Ltd.	3,152	157,420
CSK Corp.	1,900	94,891
Dai Nippon Printing Co., Ltd.	8,300	147,793
Daicel Chemical Industries, Ltd.	3,000	21,571
Daiichi Sankyo Co., Ltd.	13,402	258,528
Daikin Industries, Ltd.	3,400	99,462
Daimaru, Inc.	6,500	93,806
Dainippon Ink & Chemicals	14,000	60,661
Daito Trust Construction Co.	3,303	170,842
Daiwa House Industry Co., Ltd.	15,800	247,045
Daiwa Securities Co., Ltd.	63,500	719,884
Denki Kagaku Kogyo KK	9,031	39,896
Denso Corp.	12,700	438,284
Dowa Mining Co., Ltd	11,000	119,201
East Japan Railway Co.	74	508,874
Ebara Corp.	5,800	31,327
Eisai Co., Ltd.	5,250	220,354
FamilyMart Co., Ltd.	1,303	44,083
Fanuc, Ltd.	3,500	297,070
Fast Retailing Co., Ltd.	1,550	151,537
Fuji Electric Holdings Co., Ltd.	6,000	31,797
Fuji Photo Film Co., Ltd.	8,466	279,963
Fuji Soft ABC, Inc.	900	30,144
Fuji Television Network, Inc.	13	32,738
Fujikura, Ltd.	4,000	32,425
Fujitsu, Ltd.	33,600	255,843
Furukawa Electric Co., Ltd.	9,800	76,615
Hankyu Department Stores	2,000	17,467
Hino Motors, Ltd.	2,000	12,668
Hirose Electric Co., Ltd.	1,055	140,714
Hitachi Construction Machinery	1,300	30,313
Hitachi, Ltd.	64,500	434,795
Hokkaido Electric Power Co., Inc.	2,300	46,805
Hokuhoku Financial Group, Inc.	21,000	98,113
Honda Motor Co., Ltd.	18,356	1,047,491
Hoya Corp.	9,000	323,568
Ibiden Co., Ltd.	2,100	112,537
Index Corp.	24	43,549
Inpex Corp.	7	62,322
Isetan Co., Ltd.	4,603	98,160
Ishihara Sangyo Kaisha, Ltd. (a)	5,000	8,903

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	20,040	$63,382
Ito En, Ltd.	700	41,904
Itochu Corp.	27,026	225,494
Itochu Techno-Science Corp.	1,000	47,908
Japan Airlines System Corp. (a)	17,000	46,271
Japan Real Estate Investment	12	98,902
Japan Retail Fund Investment Corp.	11	85,437
Japan Tobacco, Inc.	15	218,765
JFE Holdings, Inc.	6,500	218,256
JGC Corp.	5,546	105,573
Joyo Bank, Ltd.	28,000	166,668
JSR Corp.	3,304	86,848
Kajima Corp.	24,600	141,424
Kaneka Corp.	4,500	54,373
Kansai Electric Power Co., Inc.	12,900	277,284
Kao Corp.	9,745	261,112
Kawasaki Heavy Industries, Ltd.	18,000	65,629
Kawasaki Kisen Kaisha, Ltd.	3,000	18,824
Keihin Electric Express Railway Co., Ltd.	9,000	70,971
Keio Electric Railway Co., Ltd.	4,500	26,900
Keyence Corp.	1,047	297,849
Kikkoman	3,500	33,981
Kinki Nippon Railway Co., Ltd.	29,628	118,577
Kirin Brewery Co., Ltd.	15,126	176,354
Kobe Steel, Ltd	33,000	106,889
Kokuyo Co., Ltd.	900	13,340
Komatsu, Ltd.	20,600	340,786
Konami Co., Ltd.	2,550	56,109
Konica Corp. (a)	10,755	109,524
Koyo Seiko Co., Ltd.	1,000	18,612
Kubota Corp.	27,930	234,694
Kuraray Co., Ltd.	7,765	80,458
Kurita Water Industries, Ltd.	1,700	32,361
Kyocera Corp.	3,200	233,349
Kyowa Hakko Kogyo Co., Ltd.	20	140
Kyushu Electric Power	5,952	129,199
Lawson, Inc.	1,203	49,575
Leopalace21 Corp.	3,800	137,906
Mabuchi Motor Co., Ltd.	756	41,988
Marubeni Corp.	26,229	140,781
Marui Co., Ltd.	9,403	184,576
Matsushita Electric Industrial Co., Ltd.	37,900	731,102
Matsushita Electric Works	5,500	51,393
Meiji Dairies Corp.	5,000	25,311

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Meiji Seika Kaisha, Ltd.	7,000	$37,215
Meitec Corp.	700	22,674
Millea Holdings, Inc.	30	516,386
Minebea Co., Ltd.	8,000	42,668
Mitsubishi Chemical Holdings, Corp.	16,750	105,526
Mitsubishi Corp.	23,431	518,548
Mitsubishi Electric Corp.	39,928	282,697
Mitsubishi Estate Co., Ltd.	38,500	799,805
Mitsubishi Heavy Industries, Ltd.	67,526	297,736
Mitsubishi Logistics Corp.	2,000	33,680
Mitsubishi Material Corp.	36,000	184,067
Mitsubishi Rayon Co., Ltd.	10,023	66,290
Mitsubishi Tokyo Financial Group, Inc.	146	1,980,752
Mitsui & Co., Ltd.	3,500	30,538
Mitsui & Co., Ltd.	27,731	356,234
Mitsui Chemicals, Inc.	10,000	67,240
Mitsui Fudosan Co., Ltd.	27,500	558,464
Mitsui Mining & Smelting Co., Ltd.	21,024	132,096
Mitsui Sumitomo Insurance Co., Ltd.	18,500	226,358
Mitsui Trust Holdings, Inc.	10,536	126,502
Mitsukoshi, Ltd.	10,529	68,744
Mizuho Financial Group, Inc.	141	1,119,057
Murata Manufacturing Co., Inc.	4,300	275,643
Namco Bandai Holdings, Inc.	400	5,847
NEC Corp.	42,600	265,132
NEC Electronics Corp. (a)	1,000	32,815
NET One Systems Co., Ltd.	14	33,832
NGK Insulators, Ltd.	7,320	108,867
NGK Spark Plug Co., Ltd.	3,530	76,326
Nidec Corp.	2,302	195,778
Nikko Cordial Corp.	11,768	186,396
Nikon Corp.	6,500	102,569
Nintendo Co., Ltd.	2,803	338,684
Nippon Building Fund, Inc.	14	118,116
Nippon Electric Glass Co., Ltd.	4,000	87,336
Nippon Express Co., Ltd.	15,500	94,497
Nippon Meat Packers, Inc.	3,300	34,641
Nippon Mining Holdings, Inc.	9,000	64,027
Nippon Oil Corp.	28,100	218,014
Nippon Sheet Glass Co., Ltd.	9,000	39,301
Nippon Steel Corp.	83,030	295,693
Nippon Telegraph & Telephone Corp.	122	554,475
Nippon Unipac Holding	22	88,049
Nippon Yusen Kabushiki Kaisha	21,429	146,815

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Nishi-Nippon City Bank, Ltd.	23,000	$137,296
Nissan Motor Co., Ltd.	53,304	540,113
Nisshin Seifun Group, Inc.	3,500	36,978
Nisshin Steel Co., Ltd.	3,000	9,692
Nisshinbo Industries, Inc.	1,572	17,182
Nissin Food Products Co., Ltd.	1,800	52,046
Nitto Denko Corp.	3,553	276,865
Nomura Holdings, Inc.	39,332	753,723
Nomura Research, Inc.	667	81,724
NSK, Ltd.	12,532	85,647
NTN Corp.	9,035	71,401
NTT Data Corp.	36	179,183
NTT Docomo, Inc.	161	245,729
Obayashi Corp.	16,029	118,109
Obic Co., Ltd.	150	33,044
OJI Paper Co., Ltd.	21,600	127,657
Oki Electric Industry Co., Ltd.	12,000	43,855
Okumura Corp.	6,000	33,730
Olympus Optical Co., Ltd.	3,400	89,371
Omron Corp.	3,904	90,040
Onward Kashiyama Co., Ltd.	3,546	69,756
Oracle Corp. Japan	900	44,720
Oriental Land Co., Ltd.	1,203	65,589
ORIX Corp.	2,600	662,484
Osaka Gas Co.	35,218	121,539
Pioneer Electronic Corp.	3,000	41,616
Promise Co., Ltd.	2,190	145,771
Resona Holdings, Inc. (a)	89	358,460
Ricoh Co., Ltd.	11,955	209,328
Rohm Co., Ltd.	3,003	326,693
Sanden Corp.	1,000	4,638
Sanken Electric Co., Ltd.	3,000	48,408
Sanyo Electric Co., Ltd. (a)	32,400	87,913
Sapporo Holdings, Ltd.	7,000	39,233
Secom Co., Ltd.	1,543	80,725
Seiko Epson Corp.	1,867	46,938
Sekisui Chemical Co., Ltd.	11,524	77,976
Sekisui House, Ltd.	18,824	236,866
Seven & I Holdings Co., Ltd.	13,984	598,798
Sharp Corp.	15,600	237,304
Shimachu Co., Ltd.	1,400	42,498
Shimamura Co., Ltd.	650	89,948
Shimano, Inc.	1,900	49,943
Shimizu Corp.	17,300	127,181

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Shin-Etsu Chemical Co., Ltd.	7,101	$377,524
Shinsei Bank, Ltd.	19,000	109,874
Shionogi & Co., Ltd.	6,636	93,462
Shiseido Co., Ltd.	7,000	130,580
Shizuoka Bank, Ltd.	20,000	200,449
Showa Denko K.K.	9,000	35,104
Showa Shell Sekiyu K.K.	3,750	44,770
Skylark Co., Ltd.	1,752	27,929
SMC Corp.	1,203	171,879
Softbank Corp.	20,850	880,426
Sompo Japan Insurance, Inc.	16,500	223,153
Sony Corp.	13,397	547,535
Stanley Electric Co., Ltd.	2,350	38,199
Sumitomo Chemical Co., Ltd.	26,700	183,381
Sumitomo Corp.	16,900	218,531
Sumitomo Electric Industries, Ltd.	12,700	192,866
Sumitomo Heavy Industries, Ltd	8,000	67,156
Sumitomo Metal Industries, Ltd.	50,000	192,479
Sumitomo Metal Mining Co.	19,000	235,053
Sumitomo Mitsui Financial Group, Inc.	74	784,330
Sumitomo Osaka Cement Co., Ltd.	1,000	2,917
Sumitomo Realty & Development	16,000	347,988
Sumitomo Trust & Banking Co., Ltd.	34,025	347,650
T&D Holdings, Inc.	4,800	318,277
Taiheiyo Cement Corp.	8,000	32,492
Taisei Corp.	27,000	122,483
Taisho Pharmaceutical Co.	2,616	49,022
Taiyo Yuden Co., Ltd.	2,000	27,558
Takara Holdings, Inc.	3,500	20,774
Takashimaya Co., Ltd.	8,040	128,438
Takeda Pharmaceutical Co., Ltd.	16,855	911,815
Takefuji Corp.	1,426	96,852
Takuma Co., Ltd.	2,000	13,363
TDK Corp.	2,303	158,760
Teijin, Ltd.	17,629	111,961
Teikoku Oil Co., Ltd.	3,500	45,822
Terumo Corp.	3,650	108,013
THK Co., Ltd.	500	13,058
TIS, Inc.	1,152	35,556
Tobu Railway Co., Ltd.	17,300	90,655
Toho Co., Ltd.	1,900	42,532
Tohoku Electric Power Co., Ltd.	7,250	147,539
Tokyo Broadcasting System, Inc.	1,500	40,700
Tokyo Electric Power Co., Inc.	19,750	479,788

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Japan (Continued)
Tokyo Electron, Ltd.	4,550	$285,882
Tokyo Gas Co., Ltd.	41,721	185,372
Tokyo Tatemono Co., Ltd.	6,000	59,779
Tokyu Corp.	18,800	132,948
TonenGeneral Sekiyu K.K.	6,500	69,886
Toppan Printing Co., Ltd.	7,300	85,296
Toray Industries, Inc.	24,000	195,769
Toshiba Corp.	64,042	382,292
Tosoh Corp.	10,500	46,119
Tostem Inax Holding Corp.	4,261	85,267
Toto, Ltd.	8,800	74,394
Toyo Seikan Kaisha, Ltd.	3,817	62,174
Toyobo, Ltd.	2,000	6,699
Toyoda Gosei Co., Ltd.	500	9,751
Toyota Industries Corp.	2,154	77,441
Toyota Motor Corp.	57,853	3,002,165
Trend Micro, Inc.	2,688	101,653
Uni-Charm Corp.	900	40,446
Uniden Corp.	1,000	19,460
UNY Co., Ltd.	3,556	56,113
Ushio, Inc.	1,000	23,360
USS Co., Ltd.	875	55,793
Wacoal Corp.	2,000	27,100
West Japan Railway Co.	11	45,890
Yahoo! Japan Corp.	214	324,806
Yakult Honsha Co., Ltd.	2,429	50,460
Yamada Denki Co., Ltd.	2,350	294,111
Yamaha Corp.	2,604	43,299
Yamaha Motor Corp., Ltd.	1,400	36,563
Yamanouchi Pharmaceutical Co., Ltd.	9,105	355,136
Yamato Transport Co., Ltd.	7,518	124,689
Yamazaki Baking Co., Ltd.	3,500	28,490
Yokogawa Electric Corp.	4,246	72,366
		49,850,157
Luxembourg 0.0%
Arcelor	3,573	88,620
Mexico 1.2%
Alfa, SA	15,300	84,900
America Movil SA de CV	762,000	1,112,989
Cemex SA de CV	124,900	740,883
Coca Cola Femsa, SA	6,400	17,889
Corporacion Geo, SA de CV (a)	16,600	58,547

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Mexico (Continued)
Fomento Economico Mexicano, SA de Cv	28,000	$202,775
Grupo Carso, SA de CV	31,800	77,433
Grupo Financiero Banorte, SA de CV	61,200	126,746
Grupo Mexico, SA de CV	44,600	104,028
Grupo Modelo, SA de CV	22,900	82,920
Grupo Televisa, SA	89,200	356,548
Kimberly-Clark de Mexico, SA de CV	21,700	77,555
Telefonos de Mexico, SA de CV (Telmex)	512,100	633,352
Urbi, Desarrollos Urbanos, SA de CV (a)	4,000	27,651
Wal-Mart de Mexico SA de CV	77,700	431,159
		4,135,375
Netherlands 0.3%
ABN Amro Holdings, NV	4,306	112,612
Aegon, NV	5,752	93,635
Akzo Nobel, NV	641	29,710
ASML Holding, NV (a)	1,340	26,811
Corio, NV	244	13,259
DSM, NV	315	12,866
Euronext, NV	412	21,462
European Aeronautic Defence and Space Co.	2,276	85,956
Hagemeyer, NV (a)	922	2,991
Heineken, NV	1,456	46,162
ING Groep, NV CVA	5,238	181,697
James Hardie Industries, NV	9,114	60,133
Oce, NV	271	3,911
Reed Elsevier NV	1,182	16,513
Rodamco Europe, NV	201	16,729
Royal KPN, NV	4,504	45,164
Royal Philips Electronics, NV	2,572	79,931
STMicroelectronics, NV	848	15,230
TNT, NV	1,988	62,135
Unilever, NV CVA	1,328	90,953
Vedior, NV CVA	572	8,478
VNU, NV	445	14,757
Wereldhave, NV	99	9,335
Wolters Kluwer, NV CVA	621	12,557
		1,062,987
Netherlands Antilles 0.5%
Schlumberger, Ltd.	18,900	1,836,135
New Zealand 0.0%
Carter Holt Harvey, Ltd.	15,590	26,614

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Norway 0.2%
DnB Holding, ASA	4,057	$43,279
Norsk Hydro, ASA	2,021	207,511
Statoil, ASA	7,700	176,833
Tandberg Television, ASA (a)	1,100	14,546
Tandberg, ASA	2,200	13,462
Telenor, ASA	8,700	85,398
Tomra Systems, ASA	599	4,287
Yara International, ASA	2,321	33,787
		579,103
Panama 0.0%
Carnival Corp.	700	37,429
Poland 0.5%
Agora, SA	2,548	54,123
Bank Pekao, SA	5,249	281,974
Bank Przemyslowo-Handlowy BPH	613	141,628
Bank Zachodni WBK, SA (a)	1,707	74,358
Grupa Kety, SA	587	22,679
KGHM Polska Miedz, SA	8,232	158,388
Polski Koncern Naftowy Orlen, SA	19,344	373,380
Powszechna Kasa Oszczednosci Bank Polski, SA	25,180	224,797
Prokom Software, SA	810	34,411
Telekomunikacja Polska, SA	46,508	335,028
		1,700,766
Portugal 0.0%
Brisa-Auto Estradas de Portugal, SA	4,407	37,357
Portugal Telecom, SGPS, SA	8,010	81,080
PT Multimedia-Servicos de Telecomunucacoes e Multimedia, SGPS, SA	794	9,071
		127,508
Republic of Korea (South Korea) 1.2%
Daelim Industrial Co., Ltd.	400	28,491
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,190	59,687
Hana Financial Group, Inc.	1,868	85,375
Hyundai Heavy Industries Co., Ltd.	1,150	87,486
Hyundai Mobis	1,590	145,339
Hyundai Motor Co.	3,200	308,018
Kia Motors Corp.	5,640	148,135
Kookmin Bank	5,020	379,908
Korea Electric Power Corp.	5,200	194,450
KT Corp.	2,830	114,365
KT&G Corp.	2,400	106,959
LG Electronics, Inc.	1,880	166,082

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Republic of Korea (South Korea) (Continued)
POSCO	1,349	$269,573
Samsung Corp.	5,330	113,892
Samsung Electronics Co., Ltd.	1,769	1,153,258
Samsung Fire & Marine Insurance Co., Ltd.	680	86,106
Samsung SDI Co., Ltd.	673	77,563
Samsung Securities Co., Ltd.	670	41,160
Shinhan Financial Group Co., Ltd.	4,380	177,869
Shinsegae Co., Ltd.	450	197,210
SK Corp.	1,550	79,888
SK Telecom Co., Ltd.	843	150,945
S-Oil Corp.	980	68,445
		4,240,204
Russia 1.3%
AO VimpelCom—ADR (a)	9,800	433,454
Gazprom—ADR	3,952	283,358
LUKOIL—ADR	31,900	1,898,050
Mining & Mettallurgical Co. Norilsk Nickel—ADR	5,000	475,000
Mobile Telesystems—ADR	8,200	287,000
RAO Unified Energy Systems—GDR	5,247	222,998
Rostelecom—ADR	1,400	19,110
Surgutneftegaz—ADR	8,900	486,830
Tatneft—ADR	4,100	270,600
		4,376,400
Singapore 0.7%
Ascendas Real Estate Investment Trust	21,000	24,629
CapitaLand, Ltd.	28,000	57,932
Capitamall Trust	17,800	23,981
Chartered Semiconductor Manufacturing (a)	28,000	21,893
City Developments, Ltd.	15,968	83,554
ComfortDelgro Corp., Ltd.	47,622	45,828
Creative Technology, Ltd.	1,550	12,679
DBS Group Holdings, Ltd.	29,574	293,490
Flextronics International, Ltd. (a)	16,300	170,172
Fraser & Neave, Ltd	5,000	55,634
Jardine Cycle & Carriage, Ltd.	3,018	20,148
Keppel Corp., Ltd.	15,000	99,239
Keppel Land, Ltd.	10,000	22,013
Neptune Orient Lines, Ltd.	13,000	26,271
Oversea-Chinese Bank Corp., Ltd	56,404	227,292
Overseas Union Enterprise, Ltd.	2,481	16,265
Parkway Holdings, Ltd	18,000	22,843
Sembcorp Industries, Ltd.	22,728	37,455
SembCorp Marine, Ltd.	16,000	26,560

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Singapore (Continued)
Singapore Airlines, Ltd.	14,000	$104,412
Singapore Exchange, Ltd.	21,796	38,017
Singapore Land, Ltd.	4,000	12,871
Singapore Post, Ltd.	37,000	25,592
Singapore Press Holdings, Ltd.	42,250	109,268
Singapore Technology Engineering, Ltd.	35,367	60,836
Singapore Telecomm	180,070	282,671
STATS ChipPac, Ltd. (a)	28,000	18,693
United Overseas Bank, Ltd.	30,960	271,865
United Overseas Land, Ltd.	14,156	21,370
Venture Corp., Ltd.	6,444	53,485
		2,286,958
South Africa 1.2%
Anglo Platinum, Ltd.	2,200	158,894
AngloGold Ashanti, Ltd.	4,600	228,273
AVI, Ltd.	10,300	24,906
Barloworld, Ltd.	5,400	94,328
Bidvest Group, Ltd.	6,500	95,022
Edgars Consolidated Stores, Ltd	10,800	60,012
FirstRand, Ltd.	91,400	266,508
Gold Fields, Ltd.	11,500	203,192
Harmony Gold Mining Co., Ltd.	10,700	143,569
Impala Platinum Holdings, Ltd.	2,200	324,046
Imperial Holdings, Ltd.	4,300	95,548
JD Group, Ltd.	4,100	49,667
Massmart Holdings, Ltd.	5,900	48,160
Mittal Steel South Africa, Ltd.	6,600	63,888
MTN Group, Ltd.	29,700	291,719
Nampak, Ltd.	22,800	60,680
Naspers, Ltd.	6,900	122,144
Nedbank Group, Ltd.	6,900	109,048
Sanlam, Ltd.	52,700	126,513
Sappi, Ltd.	7,600	87,092
Sasol, Ltd.	18,800	672,967
Standard Bank Group, Ltd.	40,500	485,232
Steinhoff International Holdings, Ltd.	20,600	61,043
Telkom South Africa, Ltd.	5,500	117,128
Tiger Brands, Ltd.	5,700	131,071
Truworths International, Ltd.	10,600	40,205
Woolworths Holdings, Ltd.	19,700	44,210
		4,205,065

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Spain 0.6%
Acciona, SA	155	$17,332
Acerinox, SA	896	13,037
ACS Actividades de Construccion y Servicios, SA	1,315	42,361
Aguas de Barcelona, SA	1,493	31,816
Altadis, SA	3,153	143,042
Antena 3 Television, SA	270	6,438
Autopistas Concesionaria Espanola, SA	4,019	101,157
Banco Bilbao Vizcaya, SA	13,762	245,696
Banco Popular Espanol, SA	3,826	46,655
Banco Santander Central Hispano, SA	19,196	253,396
Cintra Concesiones de Infraestructuras de Transporte, SA (a)	730	8,444
Endesa, SA	5,001	131,558
Fomento de Construcciones y Contratas, SA	169	9,584
Gas Natural SDG, SA	10,255	287,254
Grupo Ferrovial, SA	328	22,717
Iberdrola, SA	4,300	117,546
Indra Sistemas, SA	299	5,844
Industria de Diseno Textil, SA	993	32,388
Repsol YPF, SA	4,059	118,550
Telefonica, SA	22,327	335,963
Union Fenosa, SA	1,134	42,196
Vallehermoso, SA	379	9,243
		2,022,217
Sweden 0.9%
Alfa Laval AB	300	6,495
Assa Abloy AB	4,564	71,811
Atlas Copco AB, Class A	4,902	109,214
Atlas Copco AB, Class B	3,339	66,616
Electrolux AB, Class B	2,900	75,379
Eniro AB	1,500	18,881
Ericsson, Class B	214,756	737,975
Getinge AB, Class B	2,200	30,323
Hennes & Mauritz AB, Class B	4,300	146,139
Holmen AB- Class B	700	23,129
Modern Times Group AB (a)	500	20,863
Nordea Bank AB	38,213	396,825
Sandvik AB	2,840	132,268
Scania AB, Class B	1,400	50,664
Securitas AB, Class B	3,800	63,138
Skandia Forsakrings AB	28,991	173,702
Skandinaviska Enskilda Banken AB, Class A	6,610	136,036
Skanska AB, Class B	5,319	81,012
SKF AB, Class B	3,840	53,894

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Sweden (Continued)
Ssab Svenskt Stal AB	1,000	$36,377
Svenska Cellulosa AB, Class B	2,140	80,003
Svenska Handelsbanken, Class A	10,754	266,667
Tele2 AB	1,730	18,564
Teliasonera	18,012	96,811
Volvo AB, Class A	1,435	65,839
Volvo AB, Class B	2,978	140,382
Wm-Data AB, Class B	6,600	21,101
		3,120,108
Switzerland 2.3%
ABB, Ltd. (a)	23,780	230,733
Ciba Specialty Chemicals, AG	800	51,748
Clariant, AG	2,500	36,814
Compagnie Financiere Richemont, AG, Class A	5,261	229,009
Geberit, AG	50	39,572
Givaudan, SA	80	54,214
Holcim, Ltd.	2,120	144,393
Kudelski, SA (a)	550	16,345
Logitech International, SA (a)	1,190	55,921
Lonza Group, AG	410	25,086
Nestle, SA	5,708	1,707,122
Nobel Biocare Holding, AG	350	76,976
Novartis, AG	31,315	1,645,524
Roche Holding, AG	9,539	1,432,247
Schindler Holding, AG	120	47,578
Serono, SA	114	90,832
Straumann, AG	160	37,076
Swatch Group, AG	690	20,872
Swatch Group, AG, Class B	340	50,455
Swiss RE	937	68,597
Swisscom, AG	230	72,594
Syngenta, AG	1,195	148,687
UBS, AG	14,364	1,367,479
Valora Holding, AG	20	3,877
Zurich Financial Services, AG	675	143,830
		7,797,581
Turkey 1.6%
Akbank, TAS	110,191	897,520
Anadolu Efes Biracilik ve Malt Sanayii, AS	3,107	86,849
Arcelik, AS	26,414	183,852
Dogan Sirketler Grubu Holding, AS (a)	57,161	186,234
Dogan Yayin Holding, AS (a)	35,359	140,075
Eregli Demir ve Celik Fabrikalari, TAS	61,850	409,891

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Turkey (Continued)
Ford Otomotiv Sanayi, AS	16,072	$140,429
Haci Omer Sabanci Holding, AS	64,408	364,844
Hurriyet Gazetecilik ve Matbaacilik, AS	20,090	78,843
Koc Holding, AS	46,076	216,648
Migros Turk, TAS	18,541	179,850
Trakya Cam Sanayii, AS	6,672	25,937
Tupras-Turkiye Petrol Rafinerileri, AS	19,019	349,257
Turk Hava Yollari Anonim Ortakligi (a)	6,977	43,655
Turk Sise ve Cam Fabrikalari, AS	19,896	69,242
Turkcell Iletisim Hizmetleri, AS	64,289	390,352
Turkiye Garanti Bankasi, AS (a)	167,486	607,687
Turkiye Is Bankasi	117,300	1,016,224
Yapi ve Kredi Bankasi, AS (a)	56,163	261,997
		5,649,386
United Kingdom 6.1%
Aegis Group Plc	8,129	17,063
Amec Plc	2,530	14,952
Anglo American Plc	11,462	390,266
ARM Holdings Plc	9,880	20,568
Arriva Plc	1,179	11,816
Assoc Brit Ports Holdings Plc	2,377	24,006
AstraZeneca Group Plc	15,163	738,028
Aviva Plc	24,183	293,329
BAA Plc	11,659	125,772
BAE Systems Plc	30,741	201,907
Balfour Beatty Plc	5,162	31,617
Barclays Plc	58,350	613,390
Barratt Developments Plc	1,779	30,179
BBA Group Plc	4,172	23,580
Bellway Plc	1,057	20,532
Berkeley Group Holdings Plc (a)	1,108	21,179
BG Group Plc	30,875	305,177
Billiton Plc	20,114	328,585
BOC Group Plc	4,131	85,147
Boots Co. Plc	7,229	75,247
BP Plc	180,666	1,924,075
Brambles Industries Plc	3,290	23,604
British Airways Plc (a)	6,196	35,605
British American Tobacco Plc	10,336	231,180
British Land Co. Plc	7,995	146,633
British Sky Broadcasting Group Plc	8,087	69,081
BT Group Plc	63,450	243,167
Bunzl Plc	3,711	40,735

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
Burberry Group Plc	1,955	$14,455
Cable & Wireless Plc	20,283	41,615
Cadbury Schweppes Plc	22,760	215,177
Capita Group Plc	3,951	28,329
Carnival Plc	2,490	141,374
Centrica Plc	23,700	103,877
Cobham Plc	10,533	30,717
Compass Group Plc	30,192	114,540
Corus Group Plc	36,594	37,146
Daily Mail & General Trust	2,290	31,047
Davis Service Group Plc	361	3,009
De La Rue Plc	1,917	15,419
Diageo Plc	35,373	512,739
Dixons Group Plc	12,960	36,512
Electrocomponents Plc	5,179	25,038
EMAP Plc	1,916	28,449
EMI Group Plc	6,046	25,225
Enterprise Inns Plc	5,459	88,099
FirstGroup Plc	2,936	20,294
FKI Plc	2,264	4,518
Friends Provident Plc	18,510	60,349
GKN Plc	4,896	24,260
GlaxoSmithKline Plc	52,886	1,336,649
Group 4 Securicor Plc	2,579	7,144
GUS Plc	5,515	97,922
Hammerson Plc	4,649	81,746
Hanson Plc	5,941	65,315
Hays Plc	9,634	20,802
HBOS Plc	33,179	566,849
Hilton Group Plc	23,426	146,507
HSBC Holdings Plc	99,887	1,603,414
IMI Plc	4,118	35,638
Imperial Chemical Industries Plc	9,805	56,007
Imperial Tobacco Group Plc	4,343	129,791
Intercontinental Hotels Groups Plc	7,228	104,398
Invensys Plc (a)	16,842	5,361
Johnson Matthey Plc	1,815	44,093
Kelda Group Plc	5,597	74,533
Kesa Electricals Plc	2,315	10,356
Kingfisher Plc	7,834	31,978
Land Securities Group Plc	6,995	200,140
Legal & General Group Plc	60,749	127,513
Liberty International Plc	4,099	69,148
Lloyds TSB Group Plc	44,389	373,074

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
Logica Plc	9,587	$29,236
Marks & Spencer Group Plc	11,222	97,503
Meggitt Plc	4,924	30,668
MFI Furniture Group Plc	7,113	9,790
Misys Plc	4,804	19,733
Mitchells & Butlers Plc	8,159	58,677
National Express Group Plc	1,099	16,271
National Grid Plc	28,516	278,916
Next Plc	1,764	46,587
Pearson Plc	5,825	68,901
Peninsular & Oriental Steam Navigation Co.	8,425	67,548
Persimmon Plc	2,002	43,331
Pilkington Plc	17,403	44,613
Prudential Corp. Plc	16,527	156,391
Punch Taverns Plc	3,906	57,055
Rank Group Plc	9,071	47,717
Reckitt Benckiser Plc	10,222	337,670
Reed Elsevier Plc	9,183	86,265
Rentokil Initial Plc	10,364	29,154
Reuters Group Plc	10,788	79,904
Rexam Plc	4,610	40,292
Rio Tinto Corp. Plc	8,715	398,095
Rolls-Royce Group Plc	18,453	135,724
Royal & Sun Alliance Insurance Group Plc	25,876	55,984
Royal Bank of Scotland Group Plc	25,201	760,939
Royal Dutch Shell Plc, Class A	40,685	1,239,675
Royal Dutch Shell Plc, Class B	30,710	981,704
Sainsbury(J) Plc	12,837	69,626
Scottish & Southern Energy Plc	9,159	159,787
Scottish Power Plc	19,178	179,332
Serco Group Plc	4,138	22,373
Severn Trent Plc	4,585	85,511
Signet Group Plc	10,421	19,274
Slough Estates Plc	6,570	67,653
Smith & Nephew Plc	6,277	57,832
Smiths Group Plc	5,425	97,631
Stagecoach Group Plc	3,575	7,104
Tate & Lyle Plc	7,377	71,457
Taylor Woodrow Plc	4,350	28,477
Tesco Plc	63,052	359,615
The Sage Group Plc	11,766	52,228
Tomkins Plc	9,192	47,405
Unilever Plc	32,140	318,787
United Business Media Plc	2,081	22,807

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United Kingdom (Continued)
Vodafone Group Plc	463,484	$1,000,768
Whitbread Plc	3,984	65,049
William Hill Plc	6,334	58,357
Wimpey George Plc	2,909	24,024
Wolseley Plc	5,759	121,377
WPP Group Plc	7,127	77,128
Yell Group Plc	4,639	42,820
		21,151,751
United States 44.4%
3Com Corp. (a)	1,300	4,680
3M Co.	12,200	945,500
99 Cents Only Stores (a)	200	2,092
A.G. Edwards, Inc.	500	23,430
Abbott Laboratories	19,800	780,714
Abercrombie & Fitch Co., Class A	300	19,554
Activision, Inc. (a)	800	10,992
Acxiom Corp.	300	6,900
Adesa, Inc.	200	4,884
Adobe Systems, Inc. (a)	15,400	569,184
Advanced Micro Devices, Inc. (a)	8,600	263,160
AES Corp. (a)	8,400	132,972
Aetna, Inc.	6,800	641,308
Affiliated Computer Services, Inc., Class A (a)	1,600	94,688
AFLAC, Inc.	1,600	74,272
AGCO Corp. (a)	200	3,314
Agilent Technologies, Inc. (a)	7,304	243,150
AGL Resources, Inc.	200	6,962
Air Products & Chemicals, Inc.	4,600	272,274
Albertson's, Inc.	3,100	66,185
Alcoa, Inc.	15,300	452,421
Allete, Inc.	66	2,904
Alliant Energy Corp.	300	8,412
Allstate Corp.	1,800	97,326
Altera Corp. (a)	5,400	100,062
Altria Group, Inc.	28,817	2,153,206
Amazon.com, Inc. (a)	4,300	202,745
AMBAC Financial Group, Inc.	700	53,942
Ameren Corp.	2,600	133,224
American Electric Power Co., Inc.	5,400	200,286
American Express Co.	6,700	344,782
American Financial Group, Inc.	200	7,662
American International Group, Inc.	32,105	2,190,524
Ameriprise Financial, Inc.	1,200	49,200

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Amgen, Inc. (a)	18,600	$1,466,796
AmSouth Bancorp	6,000	157,260
Anadarko Petroleum Corp.	5,300	502,175
Analog Devices, Inc.	5,400	193,698
Anheuser-Busch Cos., Inc.	14,100	605,736
AON Corp.	1,800	64,710
Apache Corp.	5,470	374,804
Apollo Group, Inc., Class A (a)	200	12,092
Apple Computer, Inc. (a)	13,200	948,948
Applera Corp.	2,996	79,574
Applied Materials, Inc.	27,600	495,144
Apria Healthcare Group, Inc. (a)	100	2,411
Archer-Daniels-Midland Co.	700	17,262
Archstone-Smith Trust	1,500	62,835
Arrow Electronics, Inc. (a)	800	25,624
Arthur J. Gallagher & Co.	200	6,176
ArvinMeritor, Inc.	200	2,878
Associated Banc-Corp.	51	1,660
Astoria Financial Corp.	300	8,820
Autodesk, Inc. (a)	3,500	150,325
Automatic Data Processing, Inc.	9,600	440,544
Avalonbay Communities, Inc.	400	35,700
Avnet, Inc. (a)	600	14,364
Avon Products, Inc.	14,800	422,540
Baker Hughes, Inc.	7,600	461,928
Bank of America Corp.	55,804	2,575,355
Bank of Hawaii Corp.	600	30,924
Bank of New York Co., Inc.	16,200	515,970
Barnes & Noble, Inc.	200	8,534
Barr Pharmaceuticals, Inc. (a)	300	18,687
Baxter International, Inc.	11,000	414,150
BB & T Corp.	8,200	343,662
BEA Systems, Inc. (a)	8,000	75,200
Beckman Coulter, Inc.	200	11,380
Becton, Dickinson & Co.	5,500	330,440
Bed Bath & Beyond, Inc. (a)	4,900	177,135
Belo Corp., Class A	400	8,564
Best Buy Co., Inc.	700	30,436
Biogen Idec, Inc. (a)	5,035	228,237
Biomet, Inc.	4,600	168,222
BISYS Group, Inc. (a)	300	4,203
BJ Services Co.	4,000	146,680
BJ's Wholesale Club, Inc. (a)	200	5,912
Black Hills Corp.	200	6,922

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Blyth Industries, Inc.	100	$2,095
BMC Software, Inc. (a)	3,300	67,617
Boeing Co.	11,400	800,736
Borders Group, Inc.	300	6,501
Boston Properties, Inc.	800	59,304
Boston Scientific Corp. (a)	9,800	240,002
Bowater, Inc.	200	6,144
Brinker International, Inc.	150	5,799
Brinks Co.	200	9,582
Bristol-Myers Squibb Co.	27,900	641,142
Broadcom Corp., Class A (a)	5,800	273,470
Burlington Northern Santa Fe Corp.	24,200	1,713,844
Burlington Resources, Inc.	8,600	741,320
Cabot Corp.	200	7,160
Cabot Microelectronics Corp. (a)	129	3,784
Cadence Design Systems, Inc. (a)	8,500	143,820
Campbell Soup Co.	7,000	208,390
Capital One Financial Corp.	500	43,200
Cardinal Health, Inc.	7,600	522,500
Caremark Rx, Inc. (a)	6,787	351,499
Catalina Marketing Corp.	200	5,070
Caterpillar, Inc.	11,500	664,355
CBRL Group, Inc.	200	7,030
CDW Corp.	200	11,514
Cendant Corp.	26,100	450,225
Centex Corp.	200	14,298
Ceridian Corp. (a)	500	12,425
Certegy, Inc.	300	12,168
CH Robinson Worldwide, Inc.	600	22,218
Charles River Laboratories International, Inc. (a)	100	4,237
Charles Schwab Corp.	24,300	356,481
Cheesecake Factory, Inc. (a)	300	11,217
Chesapeake Energy Corp.	500	15,865
ChevronTexaco Corp.	43,665	2,478,862
Chiron Corp. (a)	1,400	62,244
ChoicePoint, Inc. (a)	233	10,371
Chubb Corp.	3,300	322,245
Church & Dwight Co., Inc.	150	4,955
Cigna Corp.	3,300	368,610
Cinergy Corp.	2,400	101,904
Cisco Systems, Inc. (a)	111,300	1,905,456
CIT Group, Inc.	500	25,890
Citigroup, Inc.	92,149	4,471,991
Citrix Systems, Inc. (a)	2,500	71,950

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Clorox Co.	4,800	$273,072
Coach, Inc. (a)	12,800	426,752
Coca-Cola Co.	44,700	1,801,857
Cognizant Technology Solutions Corp., Class A (a)	1,700	85,595
Colonial Bancgroup, Inc.	200	4,764
Comcast Corp. Class A (a)	11,963	310,559
Comerica, Inc.	2,800	158,928
Commerce Bancorp, Inc.	400	13,764
Compass Bancshares, Inc.	300	14,487
Computer Associates International, Inc.	8,492	239,389
Computer Sciences Corp. (a)	3,300	167,112
ConAgra Foods, Inc.	16,000	324,480
Consolidated Edison, Inc.	3,300	152,889
Constellation Brands, Inc., Class A (a)	400	10,492
Constellation Energy Group, Inc.	2,400	138,240
Cooper Cameron Corp. (a)	400	16,560
Corning, Inc. (a)	22,850	449,231
Costco Wholesale Corp.	8,300	410,601
Countrywide Financial Corp.	700	23,933
Coventry Health Care, Inc. (a)	252	14,354
CSX Corp.	1,600	81,232
CVS Corp.	9,700	256,274
Cytec Industries, Inc.	300	14,289
Cytyc Corp. (a)	300	8,469
D.R. Horton, Inc.	1,300	46,449
Danaher Corp.	6,500	362,570
Dean Foods Co. (a)	945	35,589
Deere & Co.	4,700	320,117
Dell, Inc. (a)	38,200	1,145,618
Dentsply International, Inc.	100	5,369
Devon Energy Corp.	8,146	509,451
DeVry, Inc. (a)	200	4,000
Diebold, Inc.	300	11,400
Discovery Holding Co. (a)	4,369	66,190
Dollar Tree Stores, Inc. (a)	350	8,379
Dominion Resources, Inc.	4,700	362,840
Donaldson Co., Inc.	400	12,720
Dover Corp.	4,500	182,205
Dow Chemical Co.	20,466	896,820
DPL, Inc.	322	8,375
DST Systems, Inc. (a)	400	23,964
DTE Energy Co.	2,300	99,337
Du Pont (E.I.) de Nemours & Co.	20,550	873,375
Duke Energy Corp.	12,800	351,360

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Duke Realty Corp.	1,000	$33,400
Dun & Bradstreet Corp. (a)	200	13,392
Eaton Corp.	2,900	194,561
Eaton Vance Corp.	400	10,944
eBay, Inc. (a)	12,000	519,000
Ecolab, Inc.	6,300	228,501
Edison International, Inc.	4,000	174,440
Edwards Lifesciences Corp. (a)	200	8,322
Electronic Arts, Inc. (a)	4,800	251,088
Electronic Data Systems Corp.	7,100	170,684
Eli Lilly & Co.	11,700	662,103
EMC Corp. (a)	38,930	530,227
Emerson Electric Co.	7,900	590,130
Emmis Communications Corp. (a)	300	5,973
Energizer Holdings, Inc. (a)	200	9,958
Energy East Corp.	500	11,400
ENSCO International, Inc.	400	17,740
Entercom Communications Corp. (a)	200	5,934
Entergy Corp.	3,100	212,815
EOG Resources, Inc.	2,100	154,077
Equitable Resources, Inc.	200	7,338
Equity Office Properties Trust	3,300	100,089
Equity Residential	1,900	74,328
Exelon Corp.	9,000	478,260
Expeditors International Washington, Inc.	300	20,253
Express Scripts, Inc. (a)	600	50,280
Exxon Mobil Corp.	109,411	6,145,616
Fannie Mae	1,100	53,691
Fastenal Co.	400	15,676
Federated Department Stores, Inc.	5,139	340,870
FedEx Corp.	5,400	558,306
Fidelity National Financial, Inc.	247	9,087
Fidelity National Title Group, Inc., Class A	43	1,047
Fifth Third Bancorp	6,500	245,180
First Data Corp.	14,351	617,237
FirstEnergy Corp.	4,500	220,455
FirstMerit Corp.	200	5,182
Fiserv, Inc. (a)	3,400	147,118
Fisher Scientific International, Inc. (a)	224	13,857
Forest Oil Corp. (a)	300	13,671
Fortune Brands, Inc.	200	15,604
FPL Group, Inc.	4,800	199,488
Franklin Resources, Inc.	200	18,802
Freddie Mac	700	45,745

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Freeport-McMoRan Copper & Gold, Inc., Class B	4,400	$236,720
Furniture Brands International, Inc.	200	4,466
GameStop Corp., Class B (a)	84	2,428
Gannett Co., Inc.	8,800	533,016
Gap, Inc. (The)	10,425	183,897
GATX Corp.	400	14,432
Genentech, Inc. (a)	6,500	601,250
General Dynamics Corp.	2,800	319,340
General Electric Co.	163,042	5,714,622
General Growth Properties, Inc.	1,600	75,184
General Mills, Inc.	8,800	434,016
Gentex Corp.	400	7,800
Genworth Financial, Inc., Class A	500	17,290
Genzyme Corp. (a)	3,200	226,496
Gilead Sciences, Inc. (a)	3,800	199,994
Golden West Financial Corp.	200	13,200
Goldman Sachs Group, Inc.	6,200	791,802
Google, Inc., Class A (a)	3,000	1,244,580
Great Plains Energy, Inc.	200	5,592
GTECH Holdings Corp.	400	12,696
Guidant Corp.	6,200	401,450
H&R Block, Inc.	10,700	262,685
H.J. Heinz Co.	10,400	350,688
Halliburton Co.	12,100	749,716
Harrah's Entertainment, Inc.	3,543	252,580
Harris Corp.	600	25,806
Harsco Corp.	500	33,755
Harte-Hanks, Inc.	300	7,917
Hartford Financial Services Group, Inc.	1,200	103,068
HCA, Inc.	500	25,250
HCC Insurance Holdings, Inc.	150	4,452
Health Net, Inc. (a)	2,900	149,495
Helmerich & Payne, Inc.	100	6,191
Henry (Jack) & Associates	300	5,724
Henry Schein, Inc. (a)	200	8,728
Herman Miller, Inc.	300	8,457
Hewlett-Packard Co.	48,300	1,382,829
Hillenbrand Industries, Inc.	100	4,941
Hilton Hotels Corp.	21,300	513,543
HNI Corp.	300	16,479
Home Depot, Inc.	26,600	1,076,768
Honeywell International, Inc.	13,300	495,425
Hormel Foods Corp.	200	6,536
Hospira, Inc. (a)	2,980	127,484

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Hospitality Properties Trust	200	$8,020
Host Marriott Corp.	2,400	45,480
Hubbell, Inc., Class B	300	13,536
Idacorp, Inc.	300	8,790
Illinois Tool Works, Inc.	5,000	439,950
Independence Community Bank Corp.	100	3,973
IndyMac Bancorp, Inc.	500	19,510
Intel Corp.	108,200	2,700,672
International Business Machines Corp.	28,100	2,309,820
International Game Technology	6,200	190,836
International Paper Co.	10,665	358,451
International Speedway Corp.	200	9,580
Intersil Corp., Class A	500	12,440
Intuit, Inc. (a)	2,500	133,250
Investors Financial Services Corp.	200	7,366
ITT Industries, Inc.	200	20,564
IVAX Corp. (a)	625	19,581
J.C. Penney Co., Inc.	500	27,800
J.M. Smucker Co.	100	4,400
J.P. Morgan Chase & Co.	54,681	2,170,289
Jabil Circuit, Inc. (a)	100	3,709
Jacobs Engineering Group, Inc. (a)	100	6,787
JDS Uniphase Corp. (a)	20,300	47,908
Johnson & Johnson	33,700	2,025,370
Juniper Networks, Inc. (a)	6,900	153,870
Kemet Corp. (a)	700	4,949
Kerr-McGee Corp.	1,494	135,745
KeyCorp	6,300	207,459
KeySpan Corp.	2,100	74,949
Kimberly-Clark Corp.	9,900	590,535
Kimco Realty Corp.	1,400	44,912
Kinder Morgan, Inc.	2,600	239,070
Kla-Tencor Corp.	3,100	152,923
Kohl's Corp. (a)	4,700	228,420
Kraft Foods, Inc., Class A	8,600	242,004
Krispy Kreme Doughnuts, Inc. (a)	100	574
Kroger Co. (a)	5,200	98,176
L-3 Communications Holdings, Inc.	400	29,740
Laboratory Corp. of America Holdings (a)	4,100	220,785
Labranche & Co., Inc. (a)	300	3,033
Lancaster Colony Corp.	100	3,705
Lear Corp.	200	5,692
Lee Enterprises, Inc.	200	7,382
Legg Mason, Inc.	450	53,861

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Lehman Brothers Holdings, Inc.	4,789	$613,806
Leucadia National Corp.	150	7,119
Lexmark International, Inc., Class A (a)	2,300	103,109
Liberty Global, Inc. (a)	2,324	49,269
Liberty Global, Inc., Class A (a)	2,324	52,290
Liberty Media Corp., Class A (a)	43,698	343,903
Limited Brands, Inc.	7,400	165,390
Lincare Holdings, Inc. (a)	300	12,573
Lincoln National Corp.	3,115	165,188
Linear Technology Corp.	4,500	162,315
Liz Claiborne, Inc.	3,600	128,952
Lockheed Martin Corp.	6,100	388,143
Lowe's Cos., Inc.	9,200	613,272
Lubrizol Corp.	100	4,343
Lucent Technologies, Inc. (a)	71,200	189,392
Lyondell Chemical Co.	500	11,910
M & T Bank Corp.	169	18,429
Manpower, Inc.	300	13,950
Marathon Oil Corp.	7,200	438,984
Marriott International, Inc., Class A	200	13,394
Marsh & McLennan Co., Inc.	2,000	63,520
Marshall & Ilsley Corp.	200	8,608
Martin Marietta Materials, Inc.	200	15,344
Masco Corp.	8,700	262,653
Maxim Integrated Products, Inc.	5,000	181,200
MBIA, Inc.	3,000	180,480
MBNA Corp.	7,050	191,408
McAfee, Inc. (a)	600	16,278
McDonald's Corp.	22,900	772,188
McKesson Corp.	3,983	205,483
MDU Resources Group, Inc.	600	19,644
MeadWestvaco Corp.	7,800	218,634
Medco Health Solutions, Inc. (a)	5,173	288,653
Media General, Inc., Class A	100	5,070
Medtronic, Inc.	20,600	1,185,942
Mellon Financial Corp.	10,700	366,475
Mentor Graphics Corp. (a)	500	5,170
Mercantile Bankshares Corp.	200	11,288
Merck & Co., Inc.	24,800	788,888
Mercury Interactive Corp. (a)	2,300	63,917
Merrill Lynch & Co., Inc.	18,200	1,232,686
Metlife, Inc.	2,100	102,900
Michaels Stores, Inc.	400	14,148
Microchip Technology, Inc.	3,600	115,740

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Micron Technology, Inc. (a)	9,700	$129,107
Microsoft Corp.	155,100	4,055,865
Millennium Pharmaceuticals, Inc. (a)	4,849	47,035
Mohawk Industries, Inc. (a)	200	17,396
MoneyGram International, Inc.	400	10,432
Monsanto Co.	6,112	473,863
Moody's Corp.	2,500	153,550
Motorola, Inc.	37,700	851,643
National City Corp.	8,613	289,138
National Fuel Gas Co.	200	6,238
National Instruments Corp.	600	19,230
National Semiconductor Corp.	5,600	145,488
National-Oilwell Varco, Inc. (a)	567	35,551
Network Appliance, Inc. (a)	7,000	189,000
New Plan Excel Realty Trust	400	9,272
New York Community Bancorp, Inc.	593	9,796
Newmont Mining Corp.	9,300	496,620
News Corp., Class A	10,345	160,865
News Corp., Class B	6,948	115,406
Nike, Inc., Class B	200	17,358
NiSource, Inc.	5,949	124,096
Noble Energy, Inc.	600	24,180
Norfolk Southern Corp.	4,900	219,667
North Fork Bancorp, Inc.	1,409	38,550
Northeast Utilities	700	13,783
Northern Trust Corp.	200	10,364
Northrop Grumman Corp.	5,800	348,638
Novellus Systems, Inc. (a)	2,500	60,300
NSTAR	400	11,480
Nucor Corp.	3,500	233,520
Occidental Petroleum Corp.	5,800	463,304
Office Depot, Inc. (a)	500	15,700
OGE Energy Corp.	300	8,037
Old Republic International Corp.	450	11,817
Omnicare, Inc.	300	17,166
Omnicom Group, Inc.	5,200	442,676
Oracle Corp. (a)	62,500	763,125
Outback Steakhouse, Inc.	200	8,322
PACCAR, Inc.	2,850	197,306
Packaging Corporation of America	300	6,885
Parker Hannifin Corp.	2,500	164,900
Patterson-UTI Energy, Inc.	600	19,770
Patterson Co., Inc. (a)	400	13,360
Paychex, Inc.	6,000	228,720

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Payless ShoeSource, Inc. (a)	200	$5,020
Pentair, Inc.	400	13,808
Pepco Holdings, Inc.	300	6,711
PepsiCo, Inc.	39,900	2,357,292
PETsMART, Inc.	400	10,264
Pfizer, Inc.	72,160	1,682,771
PG&E Corp.	5,800	215,296
Phelps Dodge Corp.	1,900	273,353
Pier 1 Imports, Inc.	300	2,619
Pioneer Natural Resources Co.	300	15,381
Pitney Bowes, Inc.	3,600	152,100
Plexus Corp. (a)	300	6,822
Plum Creek Timber Co., Inc.	1,500	54,075
PMI Group, Inc.	200	8,214
PNC Financial Services Group, Inc.	4,400	272,052
PNM Resources, Inc.	450	11,021
PPG Industries, Inc.	2,300	133,170
PPL Corp.	5,200	152,880
Praxair, Inc.	7,900	418,384
Pride International, Inc. (a)	400	12,300
Procter & Gamble Co.	59,277	3,430,953
Progress Energy, Inc.	3,200	140,544
Progressive Corp.	700	81,746
ProLogis	1,400	65,408
Protective Life Corp.	200	8,754
Prudential Financial, Inc.	7,630	558,440
Public Service Enterprise Group, Inc.	3,300	214,401
Public Storage, Inc.	600	40,632
Puget Energy, Inc.	200	4,084
Pulte Homes, Inc.	200	7,872
QLogic Corp. (a)	1,700	55,267
QUALCOMM, Inc.	25,900	1,115,772
Quest Diagnostics, Inc.	5,100	262,548
Questar Corp.	300	22,710
Radian Group, Inc.	300	17,577
Raytheon Co.	7,300	293,095
Reader's Digest Association, Inc., Class A	300	4,566
Regions Financial Corp.	8,500	290,360
Republic Services, Inc.	400	15,020
Reynolds & Reynolds Co., Class A	500	14,035
Rockwell Automation, Inc.	3,600	212,976
Rockwell Collins, Inc.	2,400	111,528
Rohm & Haas Co.	2,900	140,418
Ross Stores, Inc.	400	11,560

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
RPM, Inc.	400	$6,948
Safeway, Inc.	4,100	97,006
Saint Paul Travelers Cos., Inc.	2,069	92,422
Saks, Inc. (a)	500	8,430
SanDisk Corp. (a)	3,800	238,716
Sanmina-SCI Corp. (a)	8,200	34,932
Sara Lee Corp.	21,900	413,910
SCANA Corp.	478	18,824
Scholastic Corp. (a)	100	2,851
Scientific-Atlanta, Inc.	2,400	103,368
Sears Holdings Corp. (a)	200	23,106
SEI Investments Co.	300	11,100
Sempra Energy	2,900	130,036
Siebel Systems, Inc.	9,400	99,452
Simon Property Group, Inc.	1,700	130,271
SLM Corp.	2,900	159,761
Smith International, Inc.	800	29,688
Smithfield Foods, Inc. (a)	300	9,180
Solectron Corp. (a)	12,300	45,018
Sonoco Products Co.	300	8,820
Southern Co.	10,100	348,753
Southwest Airlines Co.	4,100	67,363
Sovereign Bancorp, Inc.	1,400	30,268
SPX Corp.	1,400	64,078
St. Jude Medical, Inc. (a)	6,100	306,220
Stancorp Financial Group, Inc.	200	9,990
Staples, Inc.	12,175	276,494
Starbucks Corp. (a)	17,000	510,170
Starwood Hotels & Resorts Worldwide, Inc.	10,800	689,688
State Street Corp.	7,700	426,888
Steris Corp.	100	2,502
Stryker Corp.	4,400	195,492
Sun Microsystems, Inc. (a)	60,400	253,076
Sunoco, Inc.	200	15,676
SunTrust Banks, Inc.	5,100	371,076
SVB Financial Group (a)	400	18,736
Swift Transportation Co., Inc. (a)	300	6,090
Sybase, Inc. (a)	800	17,488
Synopsys, Inc. (a)	2,200	44,132
Synthes, Inc.	750	84,243
Sysco Corp.	700	21,735
T. Rowe Price Group, Inc.	200	14,406
Target Corp.	11,000	604,670
TCF Financial Corp.	400	10,856

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Td Banknorth, Inc.	245	$7,117
Tech Data Corp. (a)	200	7,936
Teleflex, Inc.	400	25,992
Telephone & Data Systems, Inc.	200	7,206
Telephone & Data Systems, Inc.	200	6,922
Tellabs, Inc. (a)	302	3,292
Tenet Healthcare Corp. (a)	9,150	70,089
Teradyne, Inc. (a)	2,800	40,796
Texas Instruments, Inc.	31,900	1,023,033
Textron, Inc.	1,600	123,168
Tidewater, Inc.	400	17,784
Timberland Co., Class A (a)	200	6,510
Time Warner, Inc.	48,000	837,120
TJX Cos., Inc.	8,900	206,747
Tootsie Roll Industries, Inc.	20	579
Triad Hospitals, Inc. (a)	200	7,846
Triquint Semiconductor, Inc. (a)	600	2,670
TXU Corp.	7,600	381,444
Tyson Foods, Inc., Class A	738	12,620
U.S. Bancorp	27,750	829,448
Union Pacific Corp.	3,300	265,683
United Parcel Service, Inc., Class B	12,100	909,315
United Rentals, Inc. (a)	600	14,034
United Technologies Corp.	16,500	922,515
UnitedHealth Group, Inc.	27,854	1,730,848
Unitrin, Inc.	200	9,010
Universal Health Services, Inc., Class B	100	4,674
UnumProvident Corp.	3,000	68,250
Valassis Communications, Inc. (a)	200	5,814
Valero Energy Corp.	4,944	255,110
Valspar Corp.	400	9,868
Varian Medical Systems, Inc. (a)	200	10,068
Vectren Corp.	100	2,716
VeriSign, Inc. (a)	2,400	52,608
Vertex Pharmaceuticals, Inc. (a)	300	8,301
Viacom, Inc., Class B (a)	33,823	1,102,630
Vishay Intertechnology, Inc. (a)	1,100	15,136
Vornado Realty Trust	1,000	83,470
Vulcan Materials Co.	2,450	165,988
Wachovia Corp.	23,694	1,252,465
Waddell & Reed Financial, Inc., Class A	400	8,388
Walgreen Co.	11,900	526,694
Wal-Mart Stores, Inc.	51,900	2,428,920
Walt Disney Co.	39,100	937,227

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Washington Mutual, Inc.	1,100	$47,850
Waste Management, Inc.	25,500	773,925
Waters Corp. (a)	400	15,120
Webster Financial Corp.	200	9,380
WellPoint, Inc. (a)	13,500	1,077,165
Wells Fargo & Co.	24,000	1,507,920
Westamerica Bancorporation	100	5,307
Westar Energy, Inc.	600	12,900
Westwood One, Inc.	300	4,890
Weyerhaeuser Co.	5,650	374,821
Whole Foods Market, Inc.	400	30,956
Williams Cos., Inc.	1,100	25,487
Williams-Sonoma, Inc. (a)	300	12,945
Wilmington Trust Corp.	100	3,891
Wind River Systems, Inc. (a)	600	8,862
Wisconsin Energy Corp.	300	11,718
Wm. Wrigley Jr. Co.	200	13,298
Wyeth	19,000	875,330
Xcel Energy, Inc.	5,500	101,530
Xerox Corp. (a)	13,900	203,635
Xilinx, Inc.	5,400	136,134
XTO Energy, Inc.	2,766	121,538
Yahoo!, Inc. (a)	19,200	752,256
Yum! Brands, Inc.	7,700	360,976
Zimmer Holdings, Inc. (a)	4,660	314,270
		153,425,442
Total Common Stocks 92.3%		318,823,321
Preferred Stocks 1.9%
Brazil 1.7%
Ambev Cia De Bebid	879,244	337,665
Aracruz Celulos, SA	23,492	93,433
Banco Bradesco, SA	18,000	521,148
Banco Itau Holding Financeira	22,320	537,406
Braxil Telecom Participacoes, SA	12,412,545	91,304
Caemi Mineracao e Metalurgica	85,500	124,687
Companhia Energetica de Minas Gerais	5,198,500	211,204
Companhia Vale do Rio Doce	29,481	1,055,910
Contax Participacoes, SA	6,605	7,937
Electrobras, SA	5,897,069	99,869
Embratel Participacoes SA (a)	2,947,812	8,572
Empresa Brasileira de Aeronautica, SA	18,443	181,015

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Brazil (Continued)
Gerdau SA	12,250	$205,887
Klabin, SA	31,500	55,906
Petroleo Brasileiro, SA	114,100	1,815,704
Sadia, SA	25,500	71,975
Tele Centro Oeste	4,931	56,474
Tele Norte Leste Participacoes	14,605	259,209
Telesp Celular Participacoes SA (a)	7,067	26,747
Usiminas, SA	5,400	128,401
Votorantim Celulose e Papel, SA	4,971	61,651
		5,952,104
Germany 0.0%
Porsche, AG	29	20,839
ProSieben SAT.1 Media, AG	354	6,852
Volkswagen, AG	443	17,045
		44,736
Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	321	155,919
Russia 0.1%
Surgutneftegaz—ADR	4,300	382,270
Total Preferred Stocks 1.9%		6,535,029
Total Long-Term Investments 94.2% (Cost $235,505,005)		325,358,350
Repurchase Agreement 4.3%

State Street Bank & Trust Co. ($14,811,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $14,817,780) (Cost $14,811,000)	14,811,000

Total Investments 98.5% (Cost $250,316,005)	340,169,350

Foreign Currency 0.1% (Cost $378,472)	384,337
Other Assets in Excess of Liabilities 1.4%	4,966,826
Net Assets 100.0%	$345,520,513

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

GDR—Global Depositary Receipt

Forward Foreign Currency Contracts Outstanding as of December 31, 2005:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Australian Dollar, 1,172,027 expiring 2/17/06	US $	$857,892	$5,383
Swiss Franc, 2,542,539 expiring 2/17/06	US $	1,944,401	1,381
Euro, 11,525,510 expiring 2/17/06	US $	13,682,037	(1,856)
Euro, 5,735,218 expiring 2/17/06	US $	6,808,328	(5,970)
Euro, 306,478 expiring 3/15/06	US $	364,360	(2,966)
Euro, 2,526,510 expiring 3/15/06	US $	3,003,671	(28,116)
Euro, 5,294,224 expiring 3/15/06	US $	6,294,099	(56,005)
Euro, 6,734,162 expiring 3/15/06	US $	8,005,986	(68,678)
Pound Sterling, 3,579,760 expiring 2/17/06	US $	6,158,193	(38,515)
Japanese Yen, 549,861,849 expiring 1/20/06	US $	4,674,578	(144,122)
Japanese Yen, 942,511,179 expiring 2/17/06	US $	8,040,189	130,124
Japanese Yen, 32,385,180 expiring 3/15/06	US $	277,162	4,612
Japanese Yen, 355,500,000 expiring 3/15/06	US $	3,042,473	48,714
Singapore Dollar, 1,436,777 expiring 2/17/06	US $	865,541	11,866
Taiwan Dollar, 55,011,000 expiring 3/15/06	US $	1,686,730	34,251
			(109,897)

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Swiss Franc, 31,750 expiring 2/17/06	US $	$24,281	$(86)
Euro, 1,339,590 expiring 2/17/06	US $	1,590,240	(20,307)
Euro, 5,171,404 expiring 2/17/06	US $	6,139,020	(55,846)
Euro, 4,049,187 expiring 3/15/06	US $	4,813,922	40,850
Euro, 915,800 expiring 3/15/06	US $	1,088,759	9,340
Euro, 93,521 expiring 3/15/06	US $	111,184	1,042
Euro, 1,125,227 expiring 3/15/06	US $	1,337,739	10,935
Pound Sterling, 1,806,432 expiring 2/17/06	US $	3,107,571	(7,571)
Pound Sterling, 1,773,328 expiring 2/17/06	US $	3,050,622	(7,095)
Hong Kong Dollar, 33,662,301 expiring 2/17/06	US $	4,342,965	(4,872)
Japanese Yen, 549,861,849 expiring 1/20/06	US $	4,674,578	128,422
Japanese Yen, 778,338,311 expiring 2/17/06	US $	6,639,695	(40,140)
Japanese Yen, 848,283,750 expiring 2/17/06	US $	7,236,372	(46,765)
Japanese Yen, 1,093,688,343 expiring 2/17/06	US $	9,329,821	(174,821)
Singapore Dollar, 1,436,777 expiring 2/17/06	US $	865,541	(19,408)
			(186,322)
			$(296,219)

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Futures Contracts Outstanding as of December 31, 2005:

	Contracts	Unrealized Appreciation/ Depreciation
Long Contracts:
Cac 40 10 Euro Index—March 2006 (Current Notional Value of $55,862 per contract)	28	$16,894
Dax Index—March 2006 (Current Notional Value of $160,356 per contract)	30	102,054
Hang Seng Stock Index—January 2006 (Current Notional Value of $95,684 per contract)	11	(20,798)
MSCI Taiwan Stock Index—January 2006 (Current Notional Value of $27,740 per contract)	121	18,512
Topix Index—March 2006 (Current Notional Value of $139,244 per contract)	32	107,754
S&P 500 Index—March 2006 (Current Notional Value of $313,700 per contract)	13	(36,465)
	235	$187,951

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Diversified Banks	$30,499,847	8.8%
Integrated Oil & Gas	24,714,501	7.2
Pharmaceuticals	16,494,466	4.8
Industrial Conglomerates	8,968,423	2.6
Other Diversified Financial Services	8,171,838	2.4
Oil & Gas Exploration & Production	7,667,899	2.2
Semiconductors	7,438,482	2.2
Communications Equipment	7,230,655	2.1
Computer Hardware	6,954,958	2.0
Electric Utilities	6,712,525	1.9
Systems Software	5,563,351	1.6
Automobile Manufacturers	5,555,334	1.6
Regional Banks	5,339,931	1.5
Diversified Metals & Mining	5,127,144	1.5
Household Products	5,026,254	1.5
Investment Banking & Brokerage	4,934,238	1.4
Real Estate Management & Development	4,645,416	1.3
Aerospace & Defense	4,595,296	1.3
Health Care Equipment	4,310,600	1.2
Integrated Telecommunication Services	4,270,686	1.2
Soft Drinks	4,258,895	1.2
Managed Health Care	3,981,779	1.2
Industrial Machinery	3,870,494	1.1
Railroads	3,834,138	1.1
Steel	3,764,845	1.1
Hypermarkets & Super Centers	3,739,874	1.1
Multi-line Insurance	3,643,394	1.1
Oil & Gas Equipment & Services	3,495,097	1.0
Movies & Entertainment	3,393,141	1.0
Internet Software & Services	3,298,225	1.0
Packaged Foods & Meats	3,282,771	1.0
Wireless Telecommunication Services	3,074,739	0.9
Life & Health Insurance	3,059,059	0.9
Biotechnology	3,041,167	0.9
Tobacco	3,038,754	0.9
Electronic Equipment Manufacturers	2,927,701	0.8
Property & Casualty Insurance	2,921,913	0.8
Diversified Chemicals	2,882,729	0.8
Construction & Farm Machinery & Heavy Trucks	2,234,170	0.6
Restaurants	2,145,551	0.6
Consumer Electronics	2,041,910	0.6
Consumer Finance	1,985,914	0.6
Data Processing & Outsourced Services	1,929,295	0.6
Construction Materials	1,918,336	0.6
Air Freight & Logistics	1,854,191	0.5
Broadcasting & Cable TV	1,823,077	0.5

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (continued)

Industry	Value	Percent of Net Assets
Brewers	$1,814,520	0.5%
Home Improvement Retail	1,764,515	0.5
Multi-Utilities	1,763,967	0.5
Oil & Gas Refining & Marketing	1,729,116	0.5
Food/Beverage	1,707,122	0.5
Trading Companies & Distributors	1,705,602	0.5
Gold	1,705,306	0.5
Application Software	1,641,755	0.5
Department Stores	1,621,067	0.5
Specialty Chemicals	1,558,615	0.5
Asset Management & Custody Banks	1,513,567	0.4
Publishing	1,506,609	0.4
Paper Products	1,470,000	0.4
Electrical Components & Equipment	1,435,329	0.4
Office Electronics	1,432,011	0.4
Hotels, Resorts & Cruise Lines	1,408,910	0.4
Diversified Capital Markets	1,378,423	0.4
Health Care Services	1,337,393	0.4
Computer Storage & Peripherals	1,336,999	0.4
Food Retail	1,335,126	0.4
Apparel Retail	1,322,034	0.4
Diversified Commercial & Professional Services	1,311,395	0.4
Semiconductor Equipment	1,288,073	0.4
Oil & Gas Drilling	1,239,932	0.4
Building Products	1,235,095	0.4
Diversified Manufacturing	1,209,695	0.4
Gas Utilities	1,178,295	0.3
Wireless Communications	1,112,989	0.3
Independent Power Producers & Energy Traders	1,078,701	0.3
Construction & Engineering	1,066,054	0.3
Auto Parts & Equipment	1,045,558	0.3
IT Consulting & Other Services	1,016,027	0.3
Homebuilding	1,002,801	0.3
Fertilizers & Agricultural Chemicals	999,681	0.3
Industrial Gases	968,030	0.3
Apparel, Accessories & Luxury Goods	951,776	0.3
Commodity Chemicals	947,621	0.3
Aluminum	884,248	0.3
Drug Retail	858,215	0.3
Environmental & Facilities Services	844,759	0.2
Telecommunications	833,334	0.2
Real Estate Investment Trusts	813,032	0.2
Casinos & Gaming	806,006	0.2
Supermarkets	778,647	0.2
Health Care Distributors	772,777	0.2
Internet Retail	721,745	0.2

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (continued)

Industry	Value	Percent of Net Assets
General Merchandise Stores	$716,838	0.2%
Oil & Gas Storage & Transportation	692,942	0.2
Home Entertainment Software	656,874	0.2
Specialized Finance	636,976	0.2
Advertising	617,212	0.2
Precious Metals & Minerals	586,968	0.2
Lodging/Resorts	559,023	0.2
Personal Products	553,120	0.2
Heavy Electrical Equipment	551,204	0.2
Distillers & Vintners	544,006	0.2
Tires & Rubber	458,791	0.1
Forest Products	401,435	0.1
Photographic Products	400,228	0.1
Airlines	377,717	0.1
Computer & Electronics Retail	373,843	0.1
Specialty Stores	367,031	0.1
Electronic Manufacturing Services	366,857	0.1
Financial	337,481	0.1
Household Appliances	323,478	0.1
Highways & Railtracks	320,979	0.1
Housing	295,693	0.1
Thrifts & Mortgage Finance	291,957	0.1
Metals	280,464	0.1
Retail	273,219	0.1
Specialized Consumer Services	262,685	0.1
Commercial Printing	248,509	0.1
Marine	222,448	0.1
Office Services & Supplies	221,430	0.1
Reinsurance	212,963	0.1
Trucking	210,319	0.1
Retail Regional Malls	205,455	0.1
Airport Services	202,704	0.1
Homefurnishing Retail	199,870	0.1
Water Utilities	191,861	0.1
Industrial	180,302	0.1
Marine Ports & Services	174,611	0.1
Residential Apartments	172,863	0.1
Paper Packaging	165,830	0.0
Office	159,393	0.0
Food Distributors	152,806	0.0
Diversified Media	140,075	0.0
Insurance Brokers	134,406	0.0
Home Furnishings	132,572	0.0
Health Care Facilities	130,702	0.0
Leisure Facilities	122,887	0.0
Distributors	114,627	0.0

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (continued)

Industry	Value	Percent of Net Assets
Metal & Glass Containers	$102,466	0.0%
Leisure Products	99,089	0.0
Catalog Retail	97,922	0.0
Housewares & Specialties	86,941	0.0
Footwear	85,667	0.0
Technology Distributors	84,476	0.0
Diversified	83,470	0.0
Human Resource & Employment Services	71,560	0.0
Transportation Services	62,135	0.0
Packaging	60,680	0.0
Automotive Retail	55,793	0.0
Construction Machinery	51,172	0.0
Health Care Supplies	50,192	0.0
Electric	48,408	0.0
Education Services	47,749	0.0
Alternative Carriers	41,615	0.0
Self Storage	40,632	0.0
Motorcycle Manufacturers	36,563	0.0
Home Construction	27,651	0.0
Textile	23,880	0.0
Agricultural Products	17,262	0.0
Technology	16,779	0.0
Multi-Sector Holdings	7,119	0.0
	$325,358,350	94.2%

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (Unaudited)

Assets:
Total Investments (Cost $250,316,005)	$340,169,350
Foreign Currency (Cost $378,472)	384,337
Cash	4,820,992
Receivables:
Fund Shares Sold	880,379
Dividends	550,576
Variation Margin on Futures	187,951
Investments Sold	60,824
Interest	3,390
Forward Foreign Currency Contracts	172,573
Other	136,126
Total Assets	347,366,498
Liabilities:
Payables:
Fund Shares Repurchased	470,230
Distributor and Affiliates	238,808
Investment Advisory Fee	187,825
Investments Purchased	55,036
Forward Foreign Currency Contracts	468,792
Accrued Expenses	278,309
Directors' Deferred Compensation and Retirement Plans	146,985
Total Liabilities	1,845,985
Net Assets	$345,520,513
Net Assets Consist of:
Capital (Par value of $.001 per share with 1,500,000,000 shares authorized)	$373,351,801
Net Unrealized Appreciation	89,759,086
Accumulated Undistributed Net Investment Income	(108,795)
Accumulated Net Realized Loss	(117,481,579)
Net Assets	$345,520,513
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $212,057,178 and 13,995,057 shares of beneficial interest issued and outstanding)	$15.15
Maximum sales charge (5.75%* of offering price)	.92
Maximum offering price to public	$16.07
Class B Shares:
Net asset value and offering price per share (Based on net assets of $98,227,299 and 6,945,914 shares of beneficial interest issued and outstanding)	$14.14
Class C Shares:
Net asset value and offering price per share (Based on net assets of $35,236,036 and 2,482,431 shares of beneficial interest issued and outstanding)	$14.19

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $93,906)	$2,852,873
Interest	360,885
Total Income	3,213,758
Expenses:
Investment Advisory Fee	1,676,086
Shareholder Services	690,799
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C of $247,273, $217,935 and $174,347, respectively)	639,555
Custody	122,399
Legal	40,646
Directors' Fees and Related Expenses	11,455
Other	259,894
Total Expenses	3,440,834
Investment Advisory Fee Reduction	364,489
Less Credits Earned on Cash Balances	6,465
Net Expenses	3,069,880
Net Investment Income	$143,878
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$15,911,512
Futures	2,949,378
Forward Foreign Currency Contracts	(247,890)
Foreign Currency Transactions	(17,705)
Net Realized Gain	18,595,295
Unrealized Appreciation/Depreciation:
Beginning of the Period	71,031,775
End of the Period:
Investments	89,853,345
Futures	187,951
Forward Commitments	(296,219)
Foreign Currency Translation	14,009
89,759,086
Net Unrealized Appreciation During the Period	18,727,311
Net Realized and Unrealized Gain	$37,322,606
Net Increase in Net Assets From Operations	$37,466,484

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Statements continued

Statements of Changes in Net Assets

	For The Six Months Ended December 31, 2005	For The Year Ended June 30, 2005
From Investment Activities:
Operations:
Net Investment Income	$143,878	$1,508,912
Net Realized Gain	18,595,295	11,137,322
Net Unrealized Appreciation During the Period	18,727,311	12,493,070
Change in Net Assets from Operations	37,466,484	25,139,304
Distributions from Net Investment Income:
Class A Shares	(1,689,598)	(329,799)
Class B Shares	(819,875)	-0-
Class C Shares	(26,514)	-0-
Total Distributions	(2,535,987)	(329,799)
Net Change in Net Assets from Investment Activities	34,930,497	24,809,505
From Capital Transactions:
Proceeds from Shares Sold	29,840,962	53,808,320
Net Asset Value of Shares Issued Through Dividend Reinvestment	2,463,386	319,098
Cost of Shares Repurchased	(44,023,333)	(92,512,002)
Net Change in Net Assets from Capital Transactions	(11,718,985)	(38,384,584)
Total Increase/Decrease in Net Assets	23,211,512	(13,575,079)
Net Assets:
Beginning of the Period	322,309,001	335,884,080
End of the Period (Including accumulated undistributed net investment income of ($108,795) and $2,283,314, respectively)	$345,520,513	$322,309,001

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$13.64	$12.60	$10.47	$11.15	$12.61	$17.74
Net Investment Income (a)	.02	.07	.02	.05	.01	.07
Net Realized and Unrealized Gain/Loss	1.61	.99	2.19	(.73)	(1.47)	(2.52)
Total from Investment Operations	1.63	1.06	2.21	(.68)	(1.46)	(2.45)
Less:
Distributions from Net Investment Income .	.12	.02	.08	–0–	–0–	–0–
Distributions from Net Realized Gain	–0–	–0–	–0–	–0–	–0–	2.68
Total Distributions	.12	.02	.08	–0–	–0–	2.68
Net Asset Value, End of the Period	$15.15	$13.64	$12.60	$10.47	$11.15	$12.61
Total Return* (b)	11.97%**	8.45%	21.15%	–6.01%	–11.66%	–15.03%
Net Assets at End of the Period (In millions)	$212.1	$184.6	$179.8	$183.1	$215.2	$284.6
Ratio of Expenses to Average Net Assets*	1.70%	1.70%	1.70%	1.70%	1.68%	1.65%
Ratio of Net Investment Income to Average Net Assets* .	.23%	.56%	.20%	.56%	.08%	.43%
Portfolio Turnover	19%**	20%	35%	47%	30%	58%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	1.92%	1.90%	1.88%	1.81%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	.01%	.36%	.02%	.45%	N/A	N/A

**  Non-Annualized

(a)  Based upon average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchases. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005		2004		2003		2002	2001
Net Asset Value, Beginning of the Period	$12.74		$11.75		$9.71		$10.40		$11.84	$16.96
Net Investment Income/Loss (a)	–0–	(c)	.07		–0–	(c)	–0–	(c)	(.08)	(.05)
Net Realized and Unrealized Gain/Loss	1.52		.92		2.04		(.69)		(1.36)	(2.39)
Total from Investment Operations	1.52		.99		2.04		(.69)		(1.44)	(2.44)
Less:
Distributions from Net Investment Income	.12		–0–		–0–		–0–		–0–	–0–
Distributions from Net Realized Gain	–0–		–0–		–0–		–0–		–0–	2.68
Total Distributions	.12		–0–		–0–		–0–		–0–	(2.68)
Net Asset Value, End of the Period	$14.14		$12.74		$11.75		$9.71		$10.40	$11.84
Total Return* (b)	11.91	%**(d)	8.43	%(d)	21.26	%(d)	–6.74	%(d)	–12.25%	–15.73%
Net Assets at End of the Period (In millions)	$98.2		$104.1		$117.7		$110.3		$144.9	$187.1
Ratio of Expenses to Average Net Assets*	1.88	%(d)	1.69	%(d)	1.86	%(d)	2.22	%(d)	2.43%	2.40%
Ratio of Net Investment Income/Loss to Average Net Assets*	.03	%(d)	.55	%(d)	.04	%(d)	.03	%(d)	(.69%)	(.32%)
Portfolio Turnover	19	%**	20%		35%		47%		30%	58%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.10	%(d)	1.89	%(d)	2.04	%(d)	2.33	%(d)	N/A	N/A
Ratio of Net Investment Income/Loss to Average Net Assets	(.19	%)(d)	.35	%(d)	(.14	%)(d)	(.08	%)(d)	N/A	N/A

**  Non-Annualized

(a)  Based upon average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $.01.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 6).

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$12.73	$11.83	$9.84	$10.55	$12.02	$17.16
Net Investment Loss (a)	(.04)	(.03)	(.06)	(.02)	(.08)	(.05)
Net Realized and Unrealized Gain/Loss	1.51	.93	2.05	(.69)	(1.39)	(2.41)
Total from Investment Operations	1.47	.90	1.99	(.71)	(1.47)	(2.46)
Less:
Distributions from Net Investment Income	.01	–0–	–0–	–0–	–0–	–0–
Distributions from Net Realized Gain	–0–	–0–	–0–	–0–	–0–	2.68
Total Distributions	.01	–0–	–0–	–0–	–0–	(2.68)
Net Asset Value, End of the Period	$14.19	$12.73	$11.83	$9.84	$10.55	$12.02
Total Return* (b)	11.55%**	7.61%	20.22%	–6.73%	–12.23%	–15.65%
Net Assets at End of the Period (In millions)	$35.2	$33.6	$38.4	$40.5	$55.6	$77.0
Ratio of Expenses to Average Net Assets*	2.45%	2.45%	2.45%	2.45%	2.43%	2.40%
Ratio of Net Investment Loss to Average Net Assets*	(.53%)	(.22%)	(.58%)	(.20%)	(.69%)	(.32%)
Portfolio Turnover	19%**	20%	35%	47%	30%	58%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	2.67%	2.65%	2.63%	2.56%	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(.75%)	(.42%)	(.76%)	(.31%)	N/A	N/A

**  Non-Annualized

(a)  Based upon average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

N/A=Not Applicable

See Notes to Financial Statements

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited)

1.   Significant Accounting Policies

The Van Kampen Global Equity Allocation Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Fund's investment adviser and with stock selection within each country designed to replicate a broad market index. The Fund commenced operations on January 4, 1993. The Fund began offering the current Class B Shares on August 1, 1995. Class B Shares held prior to May 1, 1995 were renamed Class C Shares. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. There were no sales of Class I Shares as of December 31, 2005.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $131,152,725, which will expire according to the following schedule:

Amount	Expiration
$2,061,021	June 30, 2009
22,796,845	June 30, 2010
80,024,796	June 30, 2011
26,270,063	June 30, 2012

At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$255,230,532
Gross tax unrealized appreciation	$94,515,751
Gross tax unrealized depreciation	(9,576,933)
Net tax unrealized appreciation on investments	$84,938,818

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income, as necessary and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

The tax character of distributions paid during the year ended June 30, 2005 was as follows:

2005
Distributions paid from:
Ordinary income	$329,799
Long-term capital gain	-0-
Return of Capital	-0-
$329,799

As of June 30, 2005, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income	$2,555,800

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2005, the Fund's custody fee was reduced by $6,465 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser provides investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $750 million	1.00%
Next $500 million	0.95%
Over $1.25 billion	0.90%

For the six months ended December 31, 2005, the Adviser waived $364,489 of its advisory fees. This waiver is voluntary and can be discontinued at any time. This resulted in net expense ratios of 1.70%, 1.88% and 2.45% for Classes A, B and C Shares, respectively.

For the six months ended December 31, 2005, the Fund recognized expenses of approximately $6,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $49,500, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $575,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $85,904 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $35,100 and CDSC on redeemed shares of approximately $57,800. Sales charges do not represent expenses of the Fund.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

3. Capital Transactions

For the six months ended December 31, 2005, and year ended June 30, 2005, transactions were as follows:

	For The Six Month Ended December 31, 2005		For The Year Ended June 30, 2005
	Shares	Value	Shares	Value
Sales:
Class A	1,716,550	$24,844,035	2,690,533	$35,575,843
Class B	266,390	3,622,213	1,278,977	15,674,523
Class C	101,468	1,374,714	205,283	2,557,954
Total Sales	2,084,408	$29,840,962	4,174,793	$53,808,320
Dividend Reinvestment:
Class A	107,549	$1,630,829	24,005	$319,098
Class B	57,028	807,206	-0-	-0-
Class C	1,787	25,351	-0-	-0-
Total Dividend Reinvestment	166,364	$2,463,386	24,005	$319,098
Repurchases:
Class A	(1,366,904)	$(19,716,771)	(3,447,159)	$(44,686,808)
Class B	(1,544,866)	(20,761,319)	(3,130,028)	(37,881,711)
Class C	(261,515)	(3,545,243)	(807,245)	(9,943,483)
Total Repurchases	(3,173,285)	$(44,023,333)	(7,384,432)	$(92,512,002)

4.  Redemption Fee

Prior to September 26, 2005, the Fund assessed a 2% redemption fee on the proceeds of Class A Shares of the Fund that were redeemed (either by sale or exchange) within 60 days of purchase. Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2005, the Fund received redemption fees of approximately $1,252, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $58,355,492 and $69,252,006, respectively.

6.  Distribution and Service Plans

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

Annual fees under the Plans of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $373,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

Included in the fees for the six months ended December 31, 2005, are payments retained by Van Kampen of approximately $97,700 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $41,100.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures or forward contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures or forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

A.  Forward Foreign Currency Contracts A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

B.  Futures Contracts A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures of equity indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the Investment Company Act of 1940, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

Transactions in futures contracts for the six months ended December 31, 2005, were as follows:

Contracts
Outstanding at June 30, 2005	357
Futures Opened	1,368
Futures Closed	(1,490)
Outstanding at December 31, 2005	235

8.  Legal Matters

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, recessionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

Van Kampen Global Equity Allocation Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

The Adviser and Van Kampen Series Fund, Inc. are named as defendants in a recently filed class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Van Kampen Global Equity Allocation Fund

Board of Directors, Officers, and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen * – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Executive Vice President and Chief Investment Officer

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Phillip G. Goff
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

Legal Counsel

Skadden, Arps, Slate,
Meagher, & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Your Notes

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC

450, 550, 650
MSGE SAR 2/06
RN06-00389P-Y12/05

SEMIANNUAL REPORT

December 31, 2005

MUTUAL FUNDS

Van Kampen

Global Franchise Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

PERFORMANCE SUMMARY as of 12/31/2005

	A Shares since 9/25/98		B Shares since 9/25/98		C Shares since 9/25/98
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	15.69%	14.75%	14.80%	14.80%	14.92%	14.92%
5-year	11.59	10.27	10.74	10.54	10.75	10.75
1-year	12.36	5.87	11.54	6.54	11.53	10.53
6-month	7.87	1.68	7.47	2.47	7.49	6.49

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

MSCI World Index with Net Dividends measures the performance of securities with reinvested dividends on the exchanges of North America, Europe, and Asia. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

1

Fund Report

For the six-month period ended December 31, 2005

Van Kampen Global Franchise Fund is managed by the Adviser's Global Franchise team.1 Current team members include Hassan Elmasry, Managing Director of the Adviser; Ewa Borowska, Executive Director of the Adviser; Michael Allison and Paras Dodhia, Vice Presidents of the Adviser; and Jayson Vowles, Senior Associate of the Adviser.

Market Conditions

During the six-month period ended December 31, 2005, global markets performed strongly, driven by improving economic outlooks. Europe's economic lull appeared to turn a corner, prompting the European Central Bank to raise interest rates in an effort to stave off inflation. Export strength continued to support growth in the European economy, driven by robust demand from Eastern Europe, Asia, and the United States. U.S. economic growth maintained its moderate pace, despite concerns about rising interest rates and inflationary pressures. Corporate profits were healthy (with the U.S. auto industry a notable exception) and the consumer showed resilience, even as gasoline prices spiked and the Gulf Coast hurricanes took their toll. Japan—which is part of the fund's universe (the MSCI World Index with net dividends) but historically has not been heavily represented in the portfolio—contributed significantly to the overall performance of global markets due to a series of positive economic and political developments. Energy, materials and utilities were the strongest performing sectors within the benchmark. The weakest performing sectors were telecommunication services, consumer discretionary and information technology.

Performance Analysis

The fund returned 7.87 percent for the six months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark index, the MSCI World Index with net dividends, returned 10.25 percent for the period.

Total Return for the six-month period ended December 31, 2005

Class A	Class B	Class C	MSCI World Index with net dividends
7.87%	7.47%	7.49%	10.25%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

1Team members may change without notice from time to time.

2

Food, beverage and tobacco stocks added positively to the fund's performance, representing seven of the fund's top 10 contributors. British American Tobacco and Altria were among the brightest standouts. The fund's highest returning holding was in Kone, the Finnish elevator company. Relative to the MSCI World Index with net dividends, a zero allocation to the telecommunication services sector (one of the index's most significant laggards) and to the utilities sector boosted the fund's return. Our selection in the industrials sector also bested the index's sector.

In contrast, our stock selection and allocation to the media industry hurt results on an absolute and relative basis. The New York Times was the fund's largest individual detractor, and two other media holdings (SMG and Torstar) also posted negative returns. The media industry has continued to suffer amid shaky consumer confidence and weak advertising revenues, particularly those companies with radio exposure. Traditional radio companies such as SMG (one of Scotland's leading television markets and owner of Virgin Radio) have been challenged by satellite radio and portable MP3 players. The fund also lost ground relative to the benchmark in its materials exposure and its lack of exposure to financials. Although consumer staples holdings helped on an absolute basis, the fund's overweight in the sector limited relative gains. An overweight in health care stocks also hampered relative results.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

3

Top 10 Holdings as of 12/31/05
British American Tobacco	7.3%
Reckitt Benckiser	5.9
Cadbury Schweppes	5.7
Altria Group, Inc.	4.5
Swedish Match AB	4.1
Kone Oyj	3.9
Pfizer, Inc.	3.7
Diageo	3.7
Nestle, SA	3.4
Royal Numico NV	3.4
Summary of Investments by Country Classification as of 12/31/05
United Kingdom	34.9%
United States	26.2
Netherlands	9.0
France	8.3
Switzerland	6.3
Sweden	4.1
Finland	3.9
Spain	3.4
Canada	2.2
Total Long-Term Investments	98.3%
Short-Term Investments	0.5
Foreign Currency	0.1
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

5

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs : (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05 - 12/31/05.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only , and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/01/05	12/31/05	7/1/05-12/31/05
Class A
Actual	$1,000.00	$1,078.73	$6.39
Hypothetical (5% annual return before expenses)	1,000.00	1,019.01	6.21
Class B
Actual	1,000.00	1,074.67	10.35
Hypothetical (5% annual return before expenses)	1,000.00	1,015.21	10.06
Class C
Actual	1,000.00	1,074.92	10.30
Hypothetical (5% annual return before expenses)	1,000.00	1,015.31	10.01

*  Expenses are equal to the Fund's annualized expense ratio of 1.22%, 1.98%, and 1.97% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited)

Description	Number of Shares	Value
Common Stocks 98.3%
Canada 2.2%
Torstar Corp., Class B	2,449,226	$46,647,911
Finland 3.9%
Kone Oyj, Class B (a)	2,155,152	85,551,267
France 8.3%
Groupe Danone	693,884	72,496,422
Pernod-Ricard, SA (a)	305,510	53,313,587
Sanofi-Aventis, SA	623,949	54,663,294
		180,473,303
Netherlands 9.0%
Reed Elsevier NV	3,873,858	54,117,870
Royal Numico NV (a)	1,809,001	74,915,831
Wolters Kluwer, NV-CVA	3,246,120	65,639,826
		194,673,527
Spain 3.4%
Altadis, SA	1,524,931	69,181,613
Zardoya Otis, SA	135,103	3,422,896
		72,604,509
Sweden 4.1%
Swedish Match AB	7,633,730	89,842,502
Switzerland 6.3%
Nestle, SA (Registered)	250,525	74,925,859
Novartis AG	1,173,571	61,668,184
		136,594,043
United Kingdom 34.9%
British American Tobacco Plc	7,078,712	158,326,118
Cadbury Schweppes Plc	13,176,350	124,571,239
Capital Radio Plc	3,821,114	19,131,012
Diageo Plc	5,482,374	79,468,229
GlaxoSmithKline Plc	2,366,428	59,809,484
Imperial Tobacco Group Plc	2,286,312	68,326,674
Reckitt Benckiser Plc	3,908,687	129,118,089
SMG Plc	13,249,961	19,605,053
Unilever Plc	5,308,797	52,656,307
WPP Group Plc	4,385,221	47,456,652
		758,468,857
United States 26.2%
Altria Group, Inc.	1,295,913	96,830,619
Bristol-Myers Squibb Co.	2,429,249	55,824,142
Brown-Forman Corp., Class B	874,950	60,651,534

See Notes to Financial Statements

8

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States (Continued)
Harley-Davidson, Inc.	1,066,673	$54,922,993
Kimberly-Clark Corp.	1,053,897	62,864,956
Merck & Co., Inc.	2,045,714	65,074,162
New York Times Co., Class A	1,835,917	48,560,005
Pfizer, Inc.	3,491,159	81,413,828
Scotts Miracle-Gro Co., Class A	964,634	43,640,042
		569,782,281
Total Long-Term Investments 98.3% (Cost $1,728,306,765)		2,134,638,200
Repurchase Agreement 0.5%
State Street Bank & Trust Co. ($11,737,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $11,742,373) (Cost $11,737,000)		11,737,000
Total Investments 98.8% (Cost $1,740,043,765)		2,146,375,200
Foreign Currency 0.1% (Cost $1,650,637)		1,558,181
Other Assets in Excess of Liabilities 1.1%		24,584,541
Net Assets 100.0%		$2,172,517,922

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

CVA—Certification Van Aandelen

Forward foreign currency contracts outstanding at December 31, 2005:
	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
British Pound, 211,350,000 expiring 1/23/06	US $	$363,587,828	$8,832,007

See Notes to Financial Statements

9

Van Kampen Global Franchise Fund

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets
Tobacco	$482,507,525	22.2%
Pharmaceuticals	378,453,095	17.4
Packaged Foods & Meats	324,639,799	15.0
Publishing	214,965,611	9.9
Distillers & Vintners	193,433,350	9.0
Household Products	191,983,045	8.8
Industrial Machinery	88,974,164	4.1
Food/Beverage	74,925,859	3.4
Motorcycle Manufacturers	54,922,993	2.5
Advertising	47,456,652	2.2
Consumer Products	43,640,042	2.0
Broadcasting & Cable TV	38,736,065	1.8
	$2,134,638,200	98.3%

See Notes to Financial Statements

10

Van Kampen Global Franchise Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (Unaudited)

Assets:
Total Investments (Cost $1,740,043,765)	$2,146,375,200
Foreign Currency (Cost $1,650,637)	1,558,181
Cash	105
Receivables:
Investments Sold	15,936,801
Dividends	3,701,426
Fund Shares Sold	2,172,652
Interest	2,686
Forward Foreign Currency Contracts	8,832,007
Other	96,692
Total Assets	2,178,675,750
Liabilities:
Payables:
Fund Shares Repurchased	2,298,922
Distributor and Affiliates	1,904,344
Investment Advisory Fee	1,344,973
Accrued Expenses	503,928
Directors' Deferred Compensation and Retirement Plans	105,661
Total Liabilities	6,157,828
Net Assets	$2,172,517,922
Net Assets Consist of:
Capital (Par value of $.001 per share with 1,125,000,000 shares authorized)	$1,707,071,692
Net Unrealized Appreciation	415,063,995
Accumulated Net Realized Gain	83,853,328
Accumulated Undistributed Net Investment Income	(33,471,093)
Net Assets	$2,172,517,922
Maximum Offering Price Per Share:
Class A Shares: Net asset value and redemption price per share (Based on net assets of $1,358,524,091 and 57,613,600 shares of beneficial interest issued and outstanding)	$23.58
Maximum sales charge (5.75% of offering price)	1.44
Maximum offering price to public	$25.02
Class B Shares: Net asset value and offering price per share (Based on net assets of $479,840,288 and 20,837,769 shares of beneficial interest issued and outstanding)	$23.03
Class C Shares: Net asset value and offering price per share (Based on net assets of $334,153,543 and 14,380,582 shares of beneficial interest issued and outstanding)	$23.24

See Notes to Financial Statements

11

Van Kampen Global Franchise Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $233,225)	$17,740,068
Interest	509,753
Total Income	18,249,821
Expenses:
Investment Advisory Fee	7,877,666
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C of $1,650,522, $2,394,185 and $1,652,088, respectively)	5,696,795
Shareholder Services	1,792,016
Custody	200,633
Legal	92,832
Directors' Fees and Related Expenses	17,960
Other	473,484
Total Expenses	16,151,386
Less Credits Earned on Cash Balances	10,841
Net Expenses	16,140,545
Net Investment Income	$2,109,276
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$116,662,828
Forward Foreign Currency Contracts	29,478,314
Foreign Currency Transactions	1,221,456
Net Realized Gain	147,362,598
Unrealized Appreciation/Depreciation:
Beginning of the Period	406,604,021
End of the Period:
Investments	406,331,435
Forward Foreign Currency Contracts	8,832,007
Foreign Currency Translation	(99,447)
415,063,995
Net Unrealized Appreciation During the Period	8,459,974
Net Realized and Unrealized Gain	$155,822,572
Net Increase in Net Assets From Operations	$157,931,848

See Notes to Financial Statements

12

Van Kampen Global Franchise Fund

Financial Statements continued

Statement of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2005	For The Year Ended June 30, 2005
From Investment Activities:
Operations:
Net Investment Income	$2,109,276	$26,483,912
Net Realized Gain	147,362,598	26,813,076
Net Unrealized Appreciation During the Period	8,459,974	170,765,191
Change in Net Assets from Operations	157,931,848	224,062,179
Distributions from Net Investment Income:
Class A Shares	(21,356,860)	-0-
Class B Shares	(4,462,134)	-0-
Class C Shares	(3,088,633)	-0-
	(28,907,627)	-0-
Distributions from Net Realized Gain:
Class A Shares	(63,479,151)	(12,856,108)
Class B Shares	(23,124,842)	(4,931,344)
Class C Shares	(16,006,746)	(3,408,068)
	(102,610,739)	(21,195,520)
Total Distributions	(131,518,366)	(21,195,520)
Net Change in Net Assets from Investment Activities	26,413,482	202,866,659
From Capital Transactions:
Proceeds from Shares Sold	112,818,661	552,729,907
Net Asset Value of Shares Issued Through Dividend Reinvestment	119,879,751	19,366,995
Cost of Shares Repurchased	(147,400,626)	(260,461,359)
Net Change in Net Assets from Capital Transactions	85,297,786	311,635,543
Total Increase in Net Assets	111,711,268	514,502,202
Net Assets:
Beginning of the Period	2,060,806,654	1,546,304,452
End of the Period (Including accumulated undistributed net investment income of ($33,471,093) and ($6,672,742), respectively)	$2,172,517,922	$2,060,806,654

See Notes to Financial Statements

13

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$23.31		$21.04	$16.96	$17.23	$14.91	$13.78
Net Investment Income (a)	.06		.38	.27	.22	.12	.15
Net Realized and Unrealized Gain/Loss	1.77		2.13	3.87	(.49)	2.31	1.89
Total from Investment Operations	1.83		2.51	4.14	(.27)	2.43	2.04
Less:
Distributions from Net Investment Income .	.39		–0–	.06	–0–	.11	.21
Distributions from Net Realized Gain	1.17		.24	–0–	–0– (c)	–0–	.70
Total Distributions	1.56		.24	.06	–0– (c)	.11	.91
Net Asset Value, End of the Period	$23.58		$23.31	$21.04	$16.96	$17.23	$14.91
Total Return* (b)	7.87	%**	12.02%	24.38%	–1.49%	16.45%	15.13%
Net Assets at End of the Period (In millions)	$1,358.5		$1,272.4	$913.6	$365.0	$139.3	$15.8
Ratio of Expenses to Average Net Assets*	1.22%		1.28%	1.51%	1.62%	1.80%	1.80%
Ratio of Net Investment Income to Average Net Assets*	.48%		1.70%	1.41%	1.40%	.73%	1.04%
Portfolio Turnover	13	%**	14%	10%	24%	21%	8%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	N/A		N/A	N/A	N/A	1.80%	2.76%
Ratio of Net Investment Income to Average Net Assets (d)	N/A		N/A	N/A	N/A	.73%	.09%

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  For the year ended June 30, 2002, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than .01%.

N/A=Not Applicable

See Notes to Financial Statements

14

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,	Year Ended June 30,
	2005	2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$22.73	$20.68	$16.74	$17.14	$14.84	$13.73
Net Investment Income/Loss (a)	(.03)	.20	.11	.11	.01	.05
Net Realized and Unrealized Gain/Loss	1.73	2.09	3.83	(.51)	2.29	1.85
Total from Investment Operations	1.70	2.29	3.94	(.40)	2.30	1.90
Less:
Distributions from Net Investment Income	.23	-0-	-0-	-0-	-0- (c)	.09
Distributions from Net Realized Gain	1.17	.24	-0-	-0- (c)	-0-	.70
Total Distributions	1.40	.24	-0-	-0- (c)	-0- (c)	.79
Net Asset Value, End of the Period	$23.03	$22.73	$20.68	$16.74	$17.14	$14.84
Total Return* (b)	7.47%**	11.16%	23.46%	–2.25%	15.53%	14.16%
Net Assets at End of the Period (In millions)	$479.8	$465.1	$378.2	$207.6	$80.5	$7.1
Ratio of Expenses to Average Net Assets*	1.98%	2.03%	2.26%	2.38%	2.55%	2.55%
Ratio of Net Investment Income/Loss to Average Net Assets*	(.27%)	.93%	.59%	.70%	.05%	.34%
Portfolio Turnover	13%**	14%	10%	24%	21%	8%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	N/A	N/A	N/A	N/A	2.55%	3.82%
Ratio of Net Investment Income/Loss to Average Net Assets (d)	N/A	N/A	N/A	N/A	.05%	(.93%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  For the year ended June 30, 2002, the impact on the Ratios of Expenses and Net Investment Income/Loss to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than .01%.

N/A=Not Applicable

See Notes to Financial Statements

15

Van Kampen Global Franchise Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$22.92		$20.85	$16.88	$17.28	$14.96	$13.83
Net Investment Income/Loss (a)	(.03)		.20	.12	.11	.01	.05
Net Realized and Unrealized Gain/Loss	1.75		2.11	3.85	(.51)	2.31	1.87
Total from Investment Operations	1.72		2.31	3.97	(.40)	2.32	1.92
Less:
Distributions from Net Investment Income .	.23		–0–	–0–	–0–	–0– (c)	.09
Distributions from Net Realized Gain	1.17		.24	–0–	–0– (c)	–0–	.70
Total Distributions	1.40		.24	–0–	–0– (c)	–0– (c)	.79
Net Asset Value, End of the Period	$23.24		$22.92	$20.85	$16.88	$17.28	$14.96
Total Return* (b)	7.49	%** (e)	11.17%	23.45%	–2.24%	15.53%	14.19%
Net Assets at End of the Period (In millions)	$334.2		$323.4	$254.6	$124.4	$47.2	$5.3
Ratio of Expenses to Average Net Assets*	1.97	%(e)	2.03%	2.26%	2.38%	2.55%	2.55%
Ratio of Net Investment Income/Loss to Average Net Asset*	(.26	%)(e)	.93%	.62%	.73%	.04%	.34%
Portfolio Turnover	13	%**	14%	10%	24%	21%	8%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (d)	N/A		N/A	N/A	N/A	2.55%	3.84%
Ratio of Net Investment Income/Loss to Average Net Assets (d)	N/A		N/A	N/A	N/A	.04%	(.95%)

**  Non-Annualized

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Amount is less than $0.01 per share.

(d)  For the year ended June 30, 2002, the impact on the Ratios of Expenses and Net Investment Income/Loss to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than .01%.

(e)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 6).

N/A=Not Applicable

See Notes to Financial Statements

16

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Global Franchise Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation. Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgement of the Fund's investment adviser, have resilient business franchises and growth potential. The Fund commenced operations on September 25, 1998. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of December 31, 2005, there have been no sales of Class I Shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors.

B.  Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily

17

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$1,741,638,998
Gross tax unrealized appreciation	$466,195,511
Gross tax unrealized depreciation	(61,459,309)
Net tax unrealized appreciation on investments	$404,736,202

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

The tax character of distributions paid during the year ended June 30, 2005 was as follows:

Distributions paid from:
Ordinary income	$1,902,064
Long-term capital gain	19,293,456
$21,195,520

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$41,936,544
Undistributed long-term capital gain	17,885,378

18

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

F.  Expense Reductions During the six months ended December 31, 2005, the Fund's custody fee was reduced by $10,841 as a result of credits earned on cash balances.

G.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $500 million	.80%
Next $500 million	.75%
Over $1 billion	.70%

The Adviser has entered in to a subadvisory agreement with Morgan Stanley Investment Management Limited (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2005, the Fund recognized expenses of approximately $23,700, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

19

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $114,000, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $1,588,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $52,691 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $163,500 and CDSC on redeemed shares of approximately $372,300. Sales charges do not represent expenses of the Fund.

20

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2005 and year ended June 30, 2005, transactions were as follows:

	For The Six Month Ended December 31, 2005		For The Year Ended June 30, 2005
	Shares	Value	Shares	Value
Sales:
Class A	3,521,187	$84,941,100	18,511,592	$391,255,914
Class B	554,306	13,012,886	4,205,269	86,758,996
Class C	628,826	14,864,675	3,584,234	74,714,997
Total Sales	4,704,319	$112,818,661	26,301,095	$552,729,907
Dividend Reinvestment:
Class A	3,365,289	$79,286,289	558,701	$12,062,376
Class B	1,101,292	25,340,733	215,037	4,545,812
Class C	656,879	15,252,729	129,400	2,758,807
Total Dividend Reinvestment	5,123,460	$119,879,751	903,138	$19,366,995
Repurchases:
Class A	(3,860,035)	$(93,239,083)	(7,900,082)	$(172,895,515)
Class B	(1,280,675)	(30,087,268)	(2,246,270)	(48,145,425)
Class C	(1,013,979)	(24,074,275)	(1,813,926)	(39,420,419)
Total Repurchases	(6,154,689)	$(147,400,626)	(11,960,278)	$(260,461,359)

4.  Redemption Fee

Prior to September 26, 2005, the Fund assessed a 2% redemption fee on the proceeds of Class A Shares of the Fund that were redeemed (either by sale or exchange) within 60 days of purchase. Effective September 26, 2005 the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2005, the Fund received redemption fees of approximately $9,200, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $274,550,766 and $278,369,258, respectively.

6.  Distribution and Service Plans

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

21

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $6,903,500 and $0 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

Included in the fees for the six months ended December 31, 2005 are payments retained by Van Kampen of approximately $2,082,500 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $391,900.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the portfolio's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Legal Matters

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

22

Van Kampen Global Franchise Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

The Adviser and Van Kampen Series Fund, Inc. are named as defendants in a recently filed class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

Van Kampen Global Franchise Fund

Board of Directors, Officers and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen * – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison

President and Principal Executive Officer

Joseph J. McAlinden

Executive Vice President and
Chief Investment Officer

Amy R. Doberman

Vice President

Stefanie V. Chang

Vice President and Secretary

John L. Sullivan

Chief Compliance Officer

Phillip G. Goff

Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management

1221 Avenue of the Americas

New York, New York 10020

Investment Subadviser

Morgan Stanley Investment
Management Limited

25 Cabot Square

Canary Wharf

London, United Kingdom E14 4QA

Distributor

Van Kampen Funds Inc.

1221 Avenue of the Americas

New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.

P.O. Box 947

Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company

225 Franklin Street

P.O. Box 1713

Boston, Massachusetts 02110

Legal Counsel

Skadden, Arps, Slate,
Meagher & Flom LLP

333 West Wacker Drive

Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP

111 South Wacker Drive

Chicago, IL 60606

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

24

Your Notes

Your Notes

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC

475, 575, 675
GLF SAR 2/06
RN06-00189P-Y12/05

SEMIANNUAL REPORT

December 31, 2005

MUTUAL FUNDS

Van Kampen

Global Value Equity Fund

Privacy Notice information on the back.

Welcome, Shareholder

In this report, you'll learn about how your investment in Van Kampen Global Value Equity Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges and expenses. Please read the prospectus carefully before investing.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

NOT FDIC INSURED  OFFER NO BANK GUARANTEE  MAY LOSE VALUE

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY  NOT A DEPOSIT

Performance Summary as of 12/31/2005

Average Annual Total Returns

	A Shares since 10/29/97		B Shares since 10/29/97		C Shares since 10/29/97
Average Annual Total Returns	w/o sales charges	w/max 5.75% sales charge	w/o sales charges	w/max 5.00% sales charge	w/o sales charges	w/max 1.00% sales charge
Since Inception	4.87%	4.11%	4.22%	4.22%	4.15%	4.15%
10-year	N/A	N/A	N/A	N/A	N/A	N/A
5-year	2.75	1.54	2.07	1.79	2.12	2.12
1-year	5.60	–0.48	4.88	–0.12	4.77	3.77
6-month	6.98	0.83	6.68	1.68	6.56	5.56

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception return for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

MSCI World Index with net dividends measures the performance of securities with reinvested dividends on the exchanges of North America, Europe, and Asia. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for index performance: Lipper Inc.

1

Fund Report

For the six-month period ended December 31, 2005

Van Kampen Global Value Equity Fund is managed by the Subadviser's Global Value team.1 Current members include Frances Campion, Managing Director of the Subadviser; Colin McQueen, Executive Director; and Martin Moorman, Doug McGraw and Noreen Griffin, Vice Presidents of the Subadviser.

Market Conditions

Global economic growth remained surprisingly strong throughout the semiannual period despite a number of challenging factors. Oil, the strength of the U.S. dollar, hurricanes, earthquakes, gold, housing bubbles and U.S. monetary tightening all loomed large but none proved fatal, even in combination. Apart from the much battered U.S. auto industry, corporate profits were generally good, and consumer trends remained largely favorable.

Although economic conditions in 2005 were healthy overall, stock market performance was generally anemic in the United States. Energy stocks continued to lead and the market increasingly favored growth oriented stocks. In local currency terms, many markets outside the U.S. posted solid gains, especially Japan and the emerging markets, which saw powerful rallies. Japan was boosted by a range of factors: deflation abated, economic recovery continued, and the privatization of the Japanese postal system advanced. Meanwhile, emerging markets—particularly those with commodity based economies—benefited from global growth trends. The major European markets gained as investors took a more positive view of the prospects of the German economy and export demand remained strong. Against the backdrop of rekindled economic health, the European Central Bank raised rates to forestall inflationary pressures. In the United Kingdom, equity markets were somewhat weaker due, in part, to concerns of slowing consumer and industrial trends. Market sentiment improved as the period progressed and the Bank of England reduced rates, however.

Energy, materials and utilities were the strongest performing sectors within the benchmark. The weakest performing sectors were telecommunication services, consumer discretionary and information technology.

Performance Analysis

The fund returned 6.98 percent for the six months ended December 31, 2005 (Class A shares, unadjusted for sales charges). In comparison, the fund's

1Team members may change without notice from time to time.

Total Return for the six-month period ended December 31, 2005

Class A	Class B	Class C	MSCI World Index with net dividends
6.98%	6.68%	6.56%	10.25%

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

2

benchmark, the MSCI World Index with net dividends, returned 10.25 percent for the period. The fund benefited from stock selection in the consumer staples sector, with holdings in the tobacco industry and the food and beverage industry performing especially well. Because these companies enjoy predictable ongoing consumer demand for their products, they were particularly attractive in a less certain economic climate. The fund's underweight in the utilities sector was also a positive contributor to performance.

In contrast, performance was hindered by an underweighted position in the financials sector versus the benchmark. Additionally, select insurance stock exposure proved disadvantageous, due to losses resulting from the Gulf Coast hurricanes and company specific factors. Consistent with our rigorous ongoing monitoring of holdings, we evaluated positions and made adjustments based on our analysis.

Telecommunications exposure, a significant overweight versus the index, also dampened overall returns. As it was in the benchmark, the telecommunications services sector was the worst performing sector in the fund. In Europe, market participants were apprehensive about how companies planned to utilize free cash flow; and these concerns were somewhat validated as certain telecommunication companies moved forward with expansion plans. In the U.S., escalating capital expenditure costs and increasing competitive pressure from cable and broadband suppliers soured investor sentiment on the sector. Based on our analysis of these less favorable influences, we decreased exposure to U.S. companies as the period progressed. We invested selectively in Asian companies where we found compelling valuations and growth potential.

The fund's energy holdings performed very well in absolute terms. Here, our value-conscious selection criteria prompted us to invest in large integrated oil companies rather than higher priced and more historically volatile oil services stocks. However, despite their gains, the integrated oil companies lagged the exceptional performance of oil services and thereby dampened the fund's performance versus the benchmark. Moreover, based on our analysis of long-term energy prices, the fund was marginally underweight in the energy sector which limited its relative performance.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

3

Top 10 Holdings as of 12/31/05
Citigroup, Inc.	4.2%
Boeing Co.	2.8
GlaxoSmithKline Plc	2.7
Tyco International, Ltd.	2.4
Altria Group, Inc.	2.4
International Business Machines Corp.	2.3
Wyeth, Inc.	2.2
Royal Dutch Shell PLC, Class A - ADR	2.1
Schering-Plough Corp.	2.1
Cadbury Schweppes Plc	2.0
Summary of Investments by Country Classification as 12/31/05
United States	38.9%
United Kingdom	21.1
Japan	8.8
France	5.6
Switzerland	4.1
Italy	3.0
Bermuda	2.4
Ireland	2.3
Netherlands	2.1
Australia	2.1
Spain	1.9
Germany	1.6
New Zealand	0.9
Republic of Korea	0.8
Taiwan-Republic of China	0.7
Hong Kong	0.6
Total Long-Term Investments	96.9%
Short-Term Investments	3.7
Foreign Currency	0.1
Liabilities in Excess of Other Assets	–0.7
Net Assets	100.0%

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or securities in the industries shown above.Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

4

For More Information About Portfolio Holdings

Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

Householding Notice

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

5

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

6

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05 - 12/31/05.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	7/1/2005	12/31/05	7/1/05-12/31/05
Class A
Actual	$1,000.00	$1,069.79	$6.99
Hypothetical (5% annual return before expenses)	1,000.00	1,018.41	6.82
Class B
Actual	1,000.00	1,066.79	10.89
Hypothetical (5% annual return before expenses)	1,000.00	1,014.61	10.61
Class C
Actual	1,000.00	1,065.65	10.88
Hypothetical (5% annual return before expenses)	1,000.00	1,014.61	10.61

*  Expenses are equal to the Fund's annualized expense ratio of 1.34%, 2.09%, and 2.09% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

7

Van Kampen Global Value Equity Value

Portfolio of Investments ■ December 31, 2005 (Unaudited)

Description	Number of Shares	Value
Common Stocks 96.9%
Australia 2.1%
Boral, Ltd.	377,571	$2,242,059
Foster's Group, Ltd.	507,137	2,074,545
National Australia Bank, Ltd.	151,616	3,601,251
		7,917,855
Bermuda 2.4%
Tyco International, Ltd.	318,548	9,193,295
France 5.6%
BNP Paribas, SA	68,788	5,566,295
Lafarge, SA	46,573	4,190,471
Sanofi-Aventis	66,534	5,828,950
Total, SA	23,542	5,914,305
		21,500,021
Germany 1.6%
BASF, AG	28,135	2,155,427
BMW, AG	87,710	3,847,267
		6,002,694
Hong Kong 0.6%
Hong Kong Electric Holdings, Ltd.	442,500	2,194,338
Ireland 2.3%
Bank of Ireland	335,304	5,283,622
Kerry Group Plc, Ser A	156,251	3,458,864
		8,742,486
Italy 3.0%
ENI S.p.A.	265,984	7,378,070
Telecom Italia S.p.A.	1,620,445	4,019,142
		11,397,212
Japan 8.8%
Canon, Inc.	84,500	4,943,825
Fuji Photo Film Co., Ltd.	115,500	3,819,477
Kao Corp.	173,000	4,635,435
Mitsui Sumitomo Insurance Co., Ltd.	200,000	2,447,111
Sumitomo Electric Industries, Ltd.	359,400	5,457,968
Takeda Pharmaceutical Co., Ltd.	115,500	6,248,272
Toyota Motor Corp.	43,700	2,267,724
Yamanouchi Pharmaceutical Co., Ltd.	105,800	4,126,680
		33,946,492

See Notes to Financial Statements

8

Van Kampen Global Value Equity Value

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
Netherlands 2.1%
Koninklijke Royal Philips Electronics, NV	58,785	$1,826,883
Unilever, NV CVA	53,182	3,642,361
Wolters Kluwer, NV CVA	136,644	2,763,080
		8,232,324
New Zealand 0.9%
Telecom Corp.	850,869	3,491,907
Republic of Korea 0.8%
SK Telecome Co., Ltd.- ADR	147,569	2,994,175
Spain 1.9%
Banco Bilbao Vizcaya Argentaria, SA	217,168	3,877,146
Telefonica, SA	228,015	3,431,026
		7,308,172
Switzerland 4.1%
Nestle, SA (Registered)	15,985	4,780,720
Novartis, AG	35,123	1,845,625
Syngenta, AG (Registered)	35,345	4,397,784
UBS, AG (Registered)	47,817	4,552,267
		15,576,396
Taiwan-Republic of China 0.7%
Chunghwa Telecom Co., Ltd.—ADR	152,879	2,805,330
United Kingdom 21.1%
Amvescap Plc	288,263	2,192,129
BAA Plc	230,003	2,481,167
Barclays Plc	494,638	5,199,764
Cadbury Schweppes Plc	822,597	7,776,959
Diageo Plc	291,641	4,227,401
GlaxoSmithKline Plc	408,982	10,336,677
Imperial Tobacco Group Plc	237,024	7,083,487
Reckitt Benckiser Plc	26,316	869,313
Reed Elsevier Plc	689,912	6,480,989
Rentokil Initial Plc	537,594	1,512,262
Rolls-Royce Group Plc	949,039	6,980,317
Royal Bank of Scotland Group Plc	211,243	6,378,439
Royal Dutch Shell PLC, Class A - ADR	133,123	8,185,733
Vodafone Group Plc	2,406,065	5,195,245
William Morrison Supermarkets Plc	1,211,650	4,033,788
WPP Group Plc	199,155	2,155,246
		81,088,916

See Notes to Financial Statements

9

Van Kampen Global Value Equity Value

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Number of Shares	Value
United States 38.9%
Alcoa, Inc.	104,611	$3,093,347
Altria Group, Inc.	120,820	9,027,670
American Electric Power Co., Inc.	103,822	3,850,758
American International Group, Inc.	33,940	2,315,726
AT&T, Inc.	78,484	1,922,073
BJ's Wholesale Club, Inc. (a)	118,031	3,488,996
Boeing Co.	154,732	10,868,376
Bristol-Myers Squibb Co.	193,497	4,446,561
ChevronTexaco Corp.	78,276	4,443,729
Citigroup, Inc.	335,501	16,281,864
Exxon Mobil Corp.	30,110	1,691,279
First Data Corp.	95,594	4,111,498
Freddie Mac	88,942	5,812,360
General Dynamics Corp.	16,673	1,901,556
Hewlett-Packard Co.	182,069	5,212,635
International Business Machines Corp.	106,622	8,764,328
McDonald's Corp.	152,401	5,138,962
Mellon Financial Corp.	141,174	4,835,209
Merrill Lynch & Co., Inc.	78,214	5,297,434
New York Times Co., Class A	57,472	1,520,134
Northrop Grumman Corp.	57,345	3,447,008
Pfizer, Inc.	265,721	6,196,614
Saint Paul Travelers, Inc.	114,551	5,116,993
Schering-Plough Corp.	382,766	7,980,671
Verizon Communications, Inc.	114,458	3,447,475
Viacom, Inc., Class B	104,802	3,416,545
Wyeth, Inc.	182,560	8,410,539
XL Capital, Ltd., Class A	46,880	3,158,774
Xerox Corp. (a)	275,937	4,042,477
		149,241,591
Total Long-Term Investments 96.9% (Cost $306,328,413)		371,633,204

See Notes to Financial Statements

10

Van Kampen Global Value Equity Value

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Description	Value
Repurchase Agreement 3.7%
State Street Bank & Trust Co. ($14,163,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.12%, dated 12/30/05, to be sold on 01/03/06 at $14,169,484)	$14,163,000
(Cost $14,163,000)
Total Investments 100.6% (Cost $320,491,413)	385,796,204
Foreign Currency 0.1% (Cost $467,789)	468,366
Liabilities in Excess of Other Assets (0.7%)	(2,852,467)
Net Assets 100.0%	$383,412,103

Percentages are calculated as a percentage of net assets.

(a)  Non-income producing security as this stock currently does not declare dividends.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen

Forward foreign currency contracts outstanding as of December 31, 2005:

	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Hong Kong Dollar: 136,468 expiring 1/03/06	US $	$17,600	$2
Japanese Yen: 32,381,481 expiring 1/05/06	US $	274,741	(893)
		$292,341	$(891)

See Notes to Financial Statements

11

Van Kampen Global Value Equity Value

Portfolio of Investments ■ December 31, 2005 (Unaudited) continued

Summary of Long-Term Investments by Industry Classification (Unaudited)

Industry	Market Value	Percent of Net Assets
Pharmaceuticals	$55,420,589	14.5%
Diversified Banks	29,906,517	7.8
Integrated Oil & Gas	27,613,116	7.2
Aerospace & Defense	23,197,256	6.1
Integrated Telecommunication Services	19,116,952	5.0
Other Diversified Financial Services	16,281,864	4.3
Tobacco	16,111,158	4.2
Packaged Foods & Meats	14,189,517	3.7
Computer Hardware	13,976,964	3.6
Publishing	10,764,204	2.8
Property & Casualty Insurance	10,722,878	2.8
Industrial Conglomerates	9,193,295	2.4
Office Electronics	8,986,302	2.3
Wireless Telecommunication Services	8,189,420	2.1
Asset Management & Custody Banks	7,027,339	1.8
Construction Materials	6,432,529	1.7
Automobile Manufacturers	6,114,991	1.6
Electric Utilities	6,045,095	1.6
Thrifts & Mortgage Finance	5,812,360	1.5
Household Products	5,504,748	1.4
Electrical Components & Equipment	5,457,968	1.4
Investment Banking & Brokerage	5,297,434	1.4
Restaurants	5,138,962	1.3
Food/Beverage	4,780,720	1.2
Diversified Capital Markets	4,552,267	1.2
Fertilizers & Agricultural Chemicals	4,397,784	1.1
Distillers & Vintners	4,227,401	1.1
Data Processing & Outsourced Services	4,111,498	1.1
Food Retail	4,033,788	1.1
Photographic Products	3,819,477	1.0
Hypermarkets & Super Centers	3,488,996	0.9
Movies & Entertainment	3,416,545	0.9
Aluminum	3,093,347	0.8
Airport Services	2,481,167	0.6
Multi-line Insurance	2,315,726	0.6
Diversified Chemicals	2,155,427	0.6
Diversified Media	2,155,246	0.6
Brewers	2,074,545	0.5
Consumer Electronics	1,826,883	0.5
Environmental & Facilities Services	1,512,262	0.4
Agricultural Products	688,667	0.2
	$371,633,204	96.9%

See Notes to Financial Statements

12

Van Kampen Global Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

December 31, 2005 (Unaudited)

Assets:
Total Investments (Cost $320,491,413)	$385,796,204
Foreign Currency (Cost $467,789)	468,366
Cash	242
Receivables:
Dividends	842,448
Fund Shares Sold	792,186
Investments Sold	53,658
Interest	3,242
Other	84,571
Total Assets	388,040,917
Liabilities:
Payables:
Investments Purchased	3,015,866
Fund Shares Repurchased	633,144
Distributor and Affiliates	418,435
Investment Advisory Fee	217,520
Accrued Expenses	220,332
Directors' Deferred Compensation and Retirement Plans	122,626
Forward Foreign Currency Contracts	891
Total Liabilities	4,628,814
Net Assets	$383,412,103
Net Assets Consist of:
Capital (Par value of $.001 per share with 1,500,000,000 shares authorized)	$331,502,738
Net Unrealized Appreciation	65,307,823
Accumulated Undistributed Net Investment Income	905,976
Accumulated Net Realized Loss	(14,304,434)
Net Assets	$383,412,103
Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $277,544,982 and 22,766,759 shares of beneficial interest issued and outstanding)	$12.19
Maximum sales charge (5.75%* of offering price)	.74
Maximum offering price to public	$12.93
Class B Shares: Net asset value and offering price per share (Based on net assets of $76,939,025 and 6,509,283 shares of beneficial interest issued and outstanding)	$11.82
Class C Shares: Net asset value and offering price per share (Based on net assets of $28,928,096 and 2,441,053 shares of beneficial interest issued and outstanding)	$11.85

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

13

Van Kampen Global Value Equity Fund

Financial Statements continued

Statement of Operations

For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $134,305)	$3,954,477
Interest	274,771
Total Income	4,229,248
Expenses:
Investment Advisory Fee	1,251,474
Distribution (12b-1) and Service Fees (Attributed to Classes A, B and C of $235,054, $778,272 and $145,123, respectively)	1,158,449
Shareholder Services	485,587
Custody	56,285
Legal	38,817
Directors' Fees and Related Expenses	12,030
Other	202,128
Total Expenses	3,204,770
Less Credits Earned on Cash Balances	11,366
Net Expenses	3,193,404
Net Investment Income	$1,035,844
Realized and Unrealized Gain/Loss:
Realized Gain/Loss:
Investments	$7,583,656
Forward Foreign Currency Contracts	(2,198)
Foreign Currency Transactions	(54,202)
Net Realized Gain	7,527,256
Unrealized Appreciation/Depreciation:
Beginning of the Period	49,499,057
End of the Period:
Investments	65,304,791
Forward Foreign Currency Contracts	(891)
Foreign Currency Translation	3,923
65,307,823
Net Unrealized Appreciation During the Period	15,808,766
Net Realized and Unrealized Gain	$23,336,022
Net Increase in Net Assets From Operations	$24,371,866

See Notes to Financial Statements

14

Van Kampen Global Value Equity Fund

Financial Statements continued

Statements of Changes in Net Assets (Unaudited)

	For The Six Months Ended December 31, 2005	For The Year Ended June 30, 2005
From Investment Activities:
Operations:
Net Investment Income	$1,035,844	$1,773,542
Net Realized Gain	7,527,256	12,027,369
Net Unrealized Appreciation During the Period	15,808,766	6,877,613
Change in Net Assets from Operations	24,371,866	20,678,524
Distributions from Net Investment Income:
Class A Shares	(1,799,585)	-0-
Class B Shares	-0-	-0-
Class C Shares	-0-	-0-
Total Distributions	(1,799,585)	-0-
Net Change in Net Assets from Investment Activities	22,572,281	20,678,524
From Capital Transactions:
Proceeds from Shares Sold	154,939,190	100,799,195
Net Asset Value of Shares Issued Through Dividend Reinvestment	1,735,041	-0-
Cost of Shares Repurchased	(150,795,432)	(81,574,767)
Net Change in Net Assets from Capital Transactions	5,878,799	19,224,428
Total Increase in Net Assets	28,451,080	39,902,952
Net Assets:
Beginning of the Period	354,961,023	315,058,071
End of the Period (Including accumulated undistributed net investment income of $905,976 and $1,669,717, respectively)	$383,412,103	$354,961,023

See Notes to Financial Statements

15

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class A Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$11.47		$10.70	$8.60	$9.90	$10.57	$11.10
Net Investment Income (a)	.06		.14	.06	.07	.03	.07
Net Realized and Unrealized Gain/Loss	.74		.63	2.14	(1.37)	(.60)	.38
Total from Investment Operations	.80		.77	2.20	(1.30)	(.57)	.45
Less:
Distributions from Net Investment Income	.08		-0-	.10	-0-	.10	-0-
Distributions from Net Realized Gain	-0-		-0-	-0-	-0-	-0-	.98
Total Distributions	.08		-0-	.10	-0-	.10	.98
Net Asset Value, End of the Period	$12.19		$11.47	$10.70	$8.60	$9.90	$10.57
Total Return* (b)	6.98	%**	7.20%	25.64%	–13.13%	–5.28%	3.97%
Net Assets at End of the Period (In millions)	$277.5		$133.2	$67.1	$52.6	$59.0	$90.7
Ratio of Expenses to Average Net Assets*	1.34%		1.46%	1.64%	1.67%	1.60%	1.64%
Ratio of Net Investment Income to Average Net Assets *	.99%		1.23%	.66%	.88%	.26%	.60%
Portfolio Turnover	11	%**	28%	43%	24%	34%	33%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		1.48%	1.67%	1.71%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	N/A		1.21%	.63%	.84%	N/A	N/A

**  Non-Annualized

N/A=Not Applicable

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or a contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

16

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class B Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004	2003	2002	2001
Net Asset Value, Beginning of the Period	$11.08		$10.41	$8.37	$9.71	$10.35	$10.96
Net Investment Income/Loss (a)	.01		.03	(.02)	.01	(.05)	(.02)
Net Realized and Unrealized Gain/Loss	.73		.64	2.08	(1.35)	(.56)	.39
Total from Investment Operations	.74		.67	2.06	(1.34)	(.61)	.37
Less:
Distributions from Net Investment Income	-0-		-0-	.02	-0-	.03	-0-
Distributions from Net Realized Gain	-0-		-0-	-0-	-0-	-0-	.98
Total Distributions	-0-		-0-	.02	-0-	.03	.98
Net Asset Value, End of the Period	$11.82		$11.08	$10.41	$8.37	$9.71	$10.35
Total Return* (b)	6.68	%**	6.44%	24.69%	–13.80%	–5.81%	3.36%
Net Assets at End of the Period (In millions)	$76.9		$193.2	$221.5	$205.6	$304.9	$383.9
Ratio of Expenses to Average Net Assets*	2.09%		2.23%	2.40%	2.42%	2.35%	2.39%
Ratio of Net Investment Income/Loss to Average Net Assets*	.10%		.26%	(.16%)	.10%	(.47%)	(.15%)
Portfolio Turnover	11	%**	28%	43%	24%	34%	33%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		2.25%	2.43%	2.46%	N/A	N/A
Ratio of Net Investment Income/Loss to Average Net Assets	N/A		.24%	(.19%)	.06%	N/A	N/A

**  Non-Annualized

N/A=Not Applicable

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

17

Van Kampen Global Value Equity Fund

Financial Highlights (Unaudited) (continued)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

Class C Shares	Six Months Ended December 31,		Year Ended June 30,
	2005		2005	2004		2003		2002	2001
Net Asset Value, Beginning of the Period	$11.12		$10.45	$8.40		$9.71		$10.35	$10.96
Net Investment Income/Loss (a)	.01		.03	(.01)		.04		(.05)	(.02)
Net Realized and Unrealized Gain/Loss	.72		.64	2.08		(1.35)		(.56)	.39
Total from Investment Operations	.73		.67	2.07		(1.31)		(.61)	.37
Less:
Distributions from Net Investment Income	-0-		-0-	.02		-0-		.03	-0-
Distributions from Net Realized Gain	-0-		-0-	-0-		-0-		-0-	.98
Total Distributions	-0-		-0-	.02		-0-		.03	.98
Net Asset Value, End of the Period	$11.85		$11.12	$10.45		$8.40		$9.71	$10.35
Total Return* (b)	6.56	%**	6.41%	24.72	%(d)	–13.49	%(c)(d)	–5.81%	3.36%
Net Assets at End of the Period (In millions)	$28.9		$28.6	$26.5		$23.0		$30.7	$38.4
Ratio of Expenses to Average Net Assets*	2.09%		2.23%	2.39	%(d)	2.39	%(d)	2.35%	2.39%
Ratio of Net Investment Income/Loss to Average Net Assets*	.17%		.31%	(.13	%)(d)	.44	%(c)(d)	(.47%)	(.15%)
Portfolio Turnover	11	%**	28%	43%		24%		34%	33%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets	N/A		2.25%	2.42	%(d)	2.43	%(d)	N/A	N/A
Ratio of Net Investment Income/Loss to Average Net Assets	N/A		.29%	(.16	%)(d)	.40	%(c)(d)	N/A	N/A

**  Non-Annualized

N/A=Not Applicable

(a)  Based on average shares outstanding.

(b)  Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .23% and .29%, respectively.

(d)  The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect the refund of certain 12b-1 fees of less than 1% (See footnote 6).

See Notes to Financial Statements

18

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited)

1.  Significant Accounting Policies

The Van Kampen Global Value Equity Fund (the "Fund") is organized as a separate diversified fund of Van Kampen Series Fund, Inc., a Maryland corporation, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. The Fund commenced operations on October 29, 1997. The Fund offers Class A Shares, Class B Shares, and Class C Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. The Fund registered Class I Shares on October 29, 2004. There were no sales of Class I shares as of December 31, 2005.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

A.  Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Forward foreign currency contracts are valued using quoted foreign exchange rates. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

B.  Security Transaction Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by the Adviser, or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due to the Fund.

19

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

C.  Income and Expenses Interest income is recorded on an accrual basis and dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Other income is accrued as earned. Income, expenses, and realized and unrealized gains or losses are allocated on a pro rata basis to each class of shares except for distribution and service fees and incremental transfer agency costs, which are unique to each class of shares.

D.  Federal Income Taxes It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $16,681,371 which will expire according to the following schedule:

Amount	Expiration
$2,056,364	June 30, 2010
3,945,006	June 30, 2011
10,680,001	June 30. 2012

At December 31, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes	$325,359,766
Gross tax unrealized appreciation	$71,397,040
Gross tax unrealized depreciation	(10,960,602)
Net tax unrealized appreciation on investments	$60,436,438

E.  Distribution of Income and Gains The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date. There were no distributions paid during the year ended June 30, 2005.

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,797,710
Undistributed long-term capital gains	-0-

Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses relating to wash sale transactions.

20

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

F.  Foreign Currency Translation and Foreign Investments The Fund may enter into foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation/depreciation on foreign currency translation.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency transactions include the net realized amount from the sale of the currency and the amount realized between trade date and settlement date on security and income transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Risks may also arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund invests in issuers located in emerging markets. There are certain risks inherent in these investments not typically associated with issuers in the United States, including the smaller size of the markets themselves, lesser liquidity, greater volatility, and potentially less publicly available information. Emerging markets may be subject to a greater degree of government involvement in the economy and greater economic and political uncertainty, which has the potential to extend to government imposed restrictions on exchange traded transactions and currency transactions. These restrictions may impact the Fund's ability to buy or sell certain securities or to repatriate certain currencies to U.S. dollars. Additionally, changes in currency exchange rates will affect the value of and investment income from such securities.

G.  Expense Reductions During the six months ended December 31, 2005, the Fund's custody fee was reduced by $11,366 as a result of credits earned on cash balances.

2.  Investment Advisory Agreement and Other Transactions with Affiliates

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	.670%
Next $500 million	.645%
Next $1 billion	.620%
Next $1 billion	.595%
Next $1 billion	.570%
Over $4.5 billion	.545%

21

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Limited ("the Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments.

For the six months ended December 31, 2005, the Fund recognized expenses of approximately $5,400, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $47,800, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $447,500, representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Directors.

Certain officers and directors of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or directors who are also officers of Van Kampen.

The Fund provides deferred compensation and retirement plans for its directors who are not officers of Van Kampen. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the directors. Investments in such funds of $64,499 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each director's years of service to the Fund. The maximum annual benefit per director under the plan is $2,500.

For the six months ended December 31, 2005, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $2,065.

For the six months ended December 31, 2005, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $197,300 and CDSC on redeemed shares of approximately $32,300. Sales charges do not represent expenses of the Fund.

22

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

3.  Capital Transactions

For the six months ended December 31, 2005 and year ended June 30, 2005, transactions were as follows:

	For The Six Month Ended December 31, 2005		For The Year Ended June 30, 2005
	Shares	Value	Shares	Value
Sales:
Class A	12,668,681	$149,086,374	6,922,444	$77,971,889
Class B	380,052	4,379,218	1,658,331	17,778,163
Class C	127,473	1,473,598	461,395	5,049,143
Total Sales	13,176,206	$154,939,190	9,042,170	$100,799,195
Dividend Reinvestment:
Class A	141,521	$1,735,041	-0-	$-0-
Class B	-0-	-0-	-0-	-0-
Class C	-0-	-0-	-0-	-0-
Total Dividend Reinvestment	141,521	$1,735,041	-0-	$-0-
Repurchases:
Class A	(1,653,371)	$(19,785,805)	(1,584,638)	$(17,633,209)
Class B	(11,301,111)	(128,001,460)	(5,496,372)	(59,336,049)
Class C	(259,971)	(3,008,167)	(422,363)	(4,605,509)
Total Repurchases	(13,214,453)	$(150,795,432)	(7,503,373)	$(81,574,767)

4.  Redemption Fee

Prior to September 26, 2005, the Fund assessed a 2% redemption fee on the proceeds of Class A Shares of the Fund that were redeemed (either by sale or exchange) within 60 days of purchase. Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2005, the Fund received redemption fees of approximately $3,574, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets.

5.  Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $45,985,354 and $37,597,803, respectively.

6.  Distribution and Service Plans

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of

23

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

Annual fees under the Plans of up to 0.25% of Class A average daily net assets and up to 1.00% each for Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $2,115,700 and $1,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

Included in the fees for the six months ended December 31, 2005 are payments retained by Van Kampen of approximately $601,300 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $262,300.

7.  Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Forward foreign currency contracts are commitments to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component of realized gain/loss on foreign currency transactions.

8.  Legal Matters

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for

24

Van Kampen Global Value Equity Fund

Notes to Financial Statements ■ December 31, 2005 (Unaudited) continued

Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

The Adviser and Van Kampen Series Fund, Inc. are named as defendants in a filed class action complaint generally alleging that the defendants breached their duties of care to long-term shareholders of the investment company by valuing portfolio securities at the closing prices of the foreign exchanges on which they trade without accounting for significant market information that became available after the close of the foreign exchanges but before calculation of net asset value. As a result, the complaint alleges, short-term traders were able to exploit stale pricing information to capture arbitrage profits that diluted the value of shares held by long-term investors. The complaint seeks unspecified compensatory damages, punitive damages, fees and costs. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9.  Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

25

Van Kampen Global Value Equity Fund

Board of Directors, Officers, and Important Addresses

Board of Directors

David C. Arch

Jerry D. Choate

Rod Dammeyer

Linda Hutton Heagy

R. Craig Kennedy

Howard J Kerr

Jack E. Nelson

Hugo F. Sonnenschein

Wayne W. Whalen* – Chairman

Suzanne H. Woolsey

Officers

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Executive Vice President and Chief Investment Officer

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President and Secretary

John L. Sullivan
Chief Compliance Officer

Phillip G. Goff
Chief Financial Officer and Treasurer

Investment Adviser

Van Kampen Asset Management
1221 Avenue of the Americas
New York, New York 10020

Investment Subadviser

Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf, London
United Kingdom E14 4QA

Distributor

Van Kampen Funds Inc.
1221 Avenue of the Americas
New York, New York 10020

Shareholder Servicing Agent

Van Kampen Investor Services Inc.
P.O. Box 947
Jersey City, New Jersey 07303-0947

Custodian

State Street Bank
and Trust Company
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

Legal Counsel

Skadden, Arps, Slate,
Meagher, & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

*  "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

26

Your Notes

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1.  What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

(continued on next page)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.  When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.  Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.  Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

(continued on back)

Van Kampen

An Important Notice Concerning Our
U.S. Privacy Policy  continued

other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.  How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

www.vankampen.com

Copyright ©2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC

465, 565, 665
MSGL SAR 2/06
RN06-00322P-Y12/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics – Not applicable for semi-annual reports.

(2)(a)  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b)  A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By:	/s/ Phillip G. Goff
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006